As filed with the SEC on November 27, 2013

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08272

TRANSAMERICA PARTNERS PORTFOLIOS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 – September 30, 2013

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2013 are attached.

Transamerica Partners Portfolios

Quarterly Schedules of Investments

September 30, 2013

Money Market Fund

Transamerica Partners Money Market Portfolio

Bond Funds

Transamerica Partners High Quality Bond Portfolio

Transamerica Partners Inflation-Protected Securities Portfolio

Transamerica Partners Core Bond Portfolio

Transamerica Partners High Yield Bond Portfolio

Balanced Fund

Transamerica Partners Balanced Portfolio

Stock Funds

Transamerica Partners Large Value Portfolio

Transamerica Partners Large Core Portfolio

Transamerica Partners Large Growth Portfolio

Transamerica Partners Mid Value Portfolio

Transamerica Partners Mid Growth Portfolio

Transamerica Partners Small Value Portfolio

Transamerica Partners Small Core Portfolio

Transamerica Partners Small Growth Portfolio

Transamerica Partners International Equity Portfolio

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.2%
CCG Receivables Trust
Series 2013-1, Class A1
0.37%, 04/14/2014 - 144A	$ 2,571,080	$ 2,571,080

Total Asset-Backed Security (cost $2,571,080)		2,571,080

CORPORATE DEBT SECURITIES - 2.5%
Commercial Banks - 2.5%
Cooperatieve Centrale	8,000,000	8,000,948
0.26%, 04/22/2014
Royal Bank of Canada, Series GMTN	6,100,000	6,114,549
1.13%, 01/15/2014
Swedbank (Sparbank)
0.33%, 03/05/2014	10,000,000	10,004,114

Total Corporate Debt Securities (cost $24,119,611)		24,119,611

CERTIFICATES OF DEPOSIT - 25.6%
Commercial Banks - 23.7%
Bank of Nova Scotia
0.19%, 03/14/2014 (A)	18,000,000	18,000,000
0.24%, 04/09/2014 (A)	15,000,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.12%, 10/01/2013 (A)	20,000,000	20,000,000
0.36%, 06/20/2014 (A)	20,000,000	20,000,000
Barclays Bank PLC
0.57%, 10/02/2013 - 144A (A) (B)	21,000,000	21,000,000
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
0.37%, 07/11/2014 (A)	25,000,000	25,000,000
Mizuho Bank, Ltd.
0.27%, 11/12/2013 (A)	25,000,000	25,000,000
PNC Bank NA
0.27%, 04/16/2014 (A)	11,000,000	11,000,000
Sumitomo Mitsui BKG Corp.
0.23%, 02/28/2014 (A)	20,000,000	20,000,000
US Bank NA
0.10%, 10/01/2013 (A)	43,000,000	43,000,000
Westpac Banking Corp.
0.28%, 04/25/2014 (A)	10,000,000	10,000,000
Consumer Finance - 1.9%
Toyota Motor Credit
0.30%, 04/28/2014 (A)	18,500,000	18,500,000

Total Certificates of Deposit (cost $246,500,000)		246,500,000

COMMERCIAL PAPER - 56.9%
Automobiles - 0.2%
Daimler Finance North America LLC
0.25%, 10/11/2013 - 144A (A)	1,800,000	1,799,875
Commercial Banks - 19.1%
Commonwealth Bank of Australia
0.26%, 05/15/2014 (A)	15,000,000	15,001,633
Deutsche Bank Financial LLC
0.34%, 10/30/2013 (A)	25,000,000	24,993,153
DNB Bank ASA
0.13%, 11/15/2013 - 144A (A)	11,500,000	11,498,131
0.25%, 10/01/2013 - 144A (A)	15,000,000	15,000,000
Mizuho Funding LLC
0.22%, 11/26/2013 - 144A (A)	10,000,000	9,996,656
0.25%, 01/08/2014 - 144A (A)	5,000,000	4,996,631

	Principal	Value
Commercial Banks (continued)
Skandinaviska Enskilda Banken AB
0.29%, 02/26/2014 - 144A (A)	$ 22,000,000	$ 21,973,771
Standard Chartered Bank
0.25%, 12/23/2013 - 01/06/2014 - 144A (A)	21,000,000	20,986,924
0.27%, 02/18/2014 - 144A (A)	10,000,000	9,989,500
Sumitomo Mitsui Banking Corp.
0.24%, 11/18/2013 - 144A (A)	10,000,000	9,996,800
0.25%, 01/07/2014 - 144A (A)	10,000,000	9,993,194
Swedbank AB
0.28%, 12/02/2013 (A)	15,000,000	14,992,767
0.30%, 11/18/2013 (A)	15,000,000	14,994,100
Computers & Peripherals - 0.5%
Hewlett-Packard Co.
0.43%, 10/29/2013 - 144A (A)	4,342,000	4,340,548
Diversified Financial Services - 34.9%
BNP Paribas Finance, Inc.
0.05%, 10/01/2013 (A)	25,000,000	25,000,000
CAFCO LLC
0.24%, 12/27/2013 - 144A (A)	6,000,000	5,996,520
0.28%, 11/01/2013 - 144A (A)	10,000,000	9,997,589
0.30%, 12/13/2013 - 144A (A)	24,000,000	23,985,400
Cancara Asset Securitisation LLC
0.16%, 10/28/2013 - 144A (A)	10,000,000	9,998,800
0.20%, 11/01/2013 - 144A (A)	15,000,000	14,997,417
CIESCO LLC
0.25%, 12/09/2013 - 144A (A)	11,900,000	11,894,298
0.32%, 12/06/2013 - 144A (A)	15,000,000	14,991,200
Collateralized Commercial Paper II Co. LLC
0.40%, 06/03/2014 - 144A (A)	29,000,000	28,921,056
Gemini Securitization Corp. LLC
0.21%, 12/16/2013 - 144A (A)	4,200,000	4,198,138
ING (US) Funding LLC
0.33%, 03/17/2014 (A)	20,000,000	19,969,383
Jupiter Securitization Co. LLC
0.24%, 02/03/2014 - 02/10/2014 - 144A (A)	17,750,000	17,734,812
Kells Funding LLC
0.24%, 10/23/2013 - 12/13/2013 (A)	26,500,000	26,490,503
Liberty Street Funding LLC
0.05%, 10/01/2013 - 144A (A)	10,000,000	10,000,000
0.13%, 10/09/2013 - 144A (A)	3,200,000	3,199,908
0.14%, 10/15/2013 - 144A (A)	14,700,000	14,699,200
Mont Blanc Capital Corp.
0.24%, 10/09/2013 - 11/08/2013 - 144A (A)	29,300,000	29,295,677
Natixis US Finance Co. LLC
0.09%, 10/04/2013 (A)	42,500,000	42,499,681
Nieuw Amsterdam Receivables Corp.
0.12%, 10/15/2013 - 144A (A)	2,198,000	2,197,897
Regency Markets No. 1 LLC
0.14%, 10/30/2013 - 144A (A)	10,000,000	9,998,872
Salisbury Receivables Co. LLC
0.29%, 10/18/2013 - 144A (A)	10,000,000	9,998,630
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
0.26%, 10/28/2013 - 144A (A)	4,300,000	4,299,226
Independent Power Producers & Energy Traders - 0.4%
Southern Power Co.
0.27%, 10/21/2013 - 144A (A)	4,300,000	4,299,355
Multi-Utilities - 0.9%
Consolidated Edison, Inc.
0.20%, 10/01/2013 - 144A (A)	4,300,000	4,300,000
Dominion Resources
0.25%, 10/31/2013 -144A (A)	2,500,000	2,499,479
0.28%, 10/04/2013 - 144A (A)	1,700,000	1,699,961

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels - 0.5%
Devon Energy Corp.
0.20%, 10/08/2013 - 144A (A)	$ 4,300,000	$ 4,299,833

Total Commercial Paper (cost $548,016,518)		548,016,518

DEMAND NOTE - 2.1%
Cash Equivalent - 2.1%
Goldman Sachs Co. Promissory Note (B)
0.46%, 12/04/2013	20,000,000	20,000,000

Total Demand Note (cost $20,000,000)		20,000,000

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.8%
Federal Home Loan Bank
0.01%, 10/25/2013 (A)	9,100,000	9,099,939
Freddie Mac
0.01%, 10/15/2013 (A)	18,000,000	17,999,965

Total Short-Term U.S. Government Obligations (cost $27,099,904)		27,099,904

	Principal	Value
REPURCHASE AGREEMENTS - 9.9%

Barclays Capital, Inc. 0.07% (A), dated 09/30/2013, to be repurchased at $70,000,136 on 10/01/2013. Collateralized by U.S. Government Agency Obligations, 0.58% - 11.51%, due 08/25/2023 - 09/20/2043, and with a total value of $71,400,000.

	$ 70,000,000	$ 70,000,000
Deutsche Bank AG 0.15% (A), dated 09/30/2013, to be repurchased at $25,000,104 on 10/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50% - 6.50%, due 03/01/2028 - 08/01/2043, and with a total value of $25,500,000.	25,000,000	25,000,000
State Street Bank & Trust Co. 0.01% (A), dated 09/30/2013, to be repurchased at $217,937 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $223,654.	217,937	217,937

Total Repurchase Agreements (cost $95,217,937)		95,217,937

Total Investment Securities (cost $963,525,050) (C)		963,525,050
Other Assets and Liabilities - Net		(91,327)

Net Assets		$ 963,433,723

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at September 30, 2013.
(B)	Illiquid. Total aggregate market value of illiquid securities is $41,000,000, or 4.26% of the portfolio’s net assets.
(C)	Aggregate cost for federal income tax purposes is $963,525,050.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $387,646,378, or 40.24% of the portfolio’s net assets.

GMTN	Global Medium Term Note

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Asset-Backed Security	$—	$2,571,080	$—	$2,571,080
Corporate Debt Securities	—	24,119,611	—	24,119,611
Certificates of Deposit	—	246,500,000	—	246,500,000
Commercial Paper	—	548,016,518	—	548,016,518
Demand Note	—	20,000,000	—	20,000,000
Short-Term U.S. Government Obligations	—	27,099,904	—	27,099,904
Repurchase Agreements	—	95,217,937	—	95,217,937

Total Investment Securities	$—	$963,525,050	$—	$963,525,050

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 17.6%
U.S. Treasury Note
0.13%, 12/31/2014 (A)	$ 3,000,000	$ 2,998,476
0.25%, 02/28/2015 - 05/15/2016	31,560,000	31,543,851
0.38%, 06/30/2015	38,500,000	38,564,680
0.75%, 12/31/2017	3,460,000	3,401,342

Total U.S. Government Obligations (cost $76,531,028)		76,508,349

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.0%
Fannie Mae
2.50%, 05/15/2014	950,000	964,090
4.00%, 07/25/2033	1,284	1,291
5.50%, 12/01/2022	364,338	396,606
6.00%, 07/01/2014 - 09/01/2014	13,987	14,104
Freddie Mac
3.38%, 03/15/2018	763,146	779,594
4.50%, 05/01/2023 - 09/01/2026	5,228,389	5,535,376
5.50%, 04/01/2017	124,763	131,454
FREMF Mortgage Trust
Series 2013-K502, Class B
2.73%, 03/25/2045 - 144A (B)	1,820,000	1,793,992
Ginnie Mae
1.49%, 03/16/2043	3,884,854	3,821,585
1.78%, 09/16/2041	3,976,729	3,955,876
4.52%, 12/20/2061	2,571,920	2,817,667
4.80%, 02/20/2063	3,752,429	4,136,632
4.95%, 05/20/2062	4,420,949	4,839,502
5.32%, 04/20/2061	2,287,715	2,515,503
5.47%, 01/20/2060	7,278,319	8,065,018
5.59%, 11/20/2059	6,370,314	6,908,096
5.65%, 06/20/2059	4,498,416	4,880,525
5.75%, 12/15/2022	558,748	621,808

Total U.S. Government Agency Obligations (cost $53,029,465)		52,178,719

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Province of Ontario Canada
2.30%, 05/10/2016	1,985,000	2,059,835

Total Foreign Government Obligations (cost $2,020,032)		2,059,835

MORTGAGE-BACKED SECURITIES - 14.4%
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4
4.67%, 06/11/2041	2,577,931	2,699,037
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A2
3.76%, 04/15/2044 - 144A	3,000,000	3,158,676
Commercial Mortgage Pass-Through Certificates
Series 2012-9W57, Class A
2.37%, 02/10/2029 - 144A	4,050,000	4,136,306
Commercial Mortgage Trust
Series 2004-GG1, Class A7
5.32%, 06/10/2036 (B)	2,991,221	3,019,611
Credit Suisse Commercial Mortgage Trust
Series 2007-C5, Class A2
5.59%, 09/15/2040	254,639	254,090
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1
3.74%, 11/10/2046 - 144A	4,174,951	4,393,998
Series 2011-LC3A, Class A2
3.64%, 08/10/2044	1,400,000	1,477,514

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Del Coronado Trust
Series 2013-HDC, Class A
0.98%, 03/15/2026 - 144A (B)	$ 2,050,000	$ 2,046,283
GS Mortgage Securities Trust
Series 2006-GG6, Class A2
5.51%, 04/10/2038 (B)	280,263	284,701
Series 2006-GG8, Class AAB
5.54%, 11/10/2039	2,822,984	2,870,168
Series 2007-GG10, Class AAB
5.99%, 08/10/2045 (B)	3,856,890	4,013,676
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1
1.09%, 07/15/2045	1,674,943	1,666,169
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-C1, Class A3
5.79%, 02/15/2051	7,000,000	7,118,279
Series 2007-CB18, Class A3
5.45%, 06/12/2047	1,360,362	1,382,533
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2002-C2, Class E
5.77%, 12/12/2034 (B)	1,120,000	1,149,299
Series 2006-CB14, Class A4
5.48%, 12/12/2044 (B)	4,000,000	4,302,196
Series 2007-CB20, Class A3
5.82%, 02/12/2051	2,050,000	2,090,988
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class AAB
6.03%, 06/15/2032 (B)	2,314,741	2,380,340
Merrill Lynch / Countrywide Commercial Mortgage Trust
Series 2007-8, Class A2
6.09%, 08/12/2049 (B)	1,478,674	1,510,320
Merrill Lynch Mortgage Trust
Series 2005-MKB2, Class A2
4.81%, 09/12/2042	15,836	15,826
ML-CFC Commercial Mortgage Trust
Series 2007-7, Class ASB
5.75%, 06/12/2050 (B)	1,639,076	1,692,313
N-Star Real Estate CDO, Ltd.
Series 2013-1A, Class A
2.03%, 08/25/2029 - 144A (B)	2,250,000	2,252,109
Sequoia Mortgage Trust
Series 2012-2, Class A2
3.50%, 04/25/2042 (B)	514,746	517,265
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.25%, 12/15/2043	1,324,057	1,328,547
Series 2007-C30, Class APB
5.29%, 12/15/2043	3,522,554	3,574,579
Series 2007-C33, Class A3
6.12%, 02/15/2051 (B)	3,397,941	3,461,493

Total Mortgage-Backed Securities (cost $63,298,623)		62,796,316

ASSET-BACKED SECURITIES - 23.9%
ARI Fleet Lease Trust
Series 2012-B, Class A
0.48%, 01/15/2021 - 144A (B)	514,983	514,095
Avis Budget Rental Car Funding AESOP LLC
Series 2010-5A, Class A
3.15%, 03/20/2017 - 144A	2,000,000	2,082,144

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust
Series 2006-A3, Class A3
5.05%, 12/17/2018	$ 4,000,000	$ 4,392,492
Series 2007-A7, Class A7
5.75%, 07/15/2020	1,000,000	1,158,918
CenterPoint Energy Restoration Bond Co. LLC
Series 2009-1, Class A1
1.83%, 02/15/2016	1,607,337	1,625,191
Chase Issuance Trust
Series 2012-A3, Class A3
0.79%, 06/15/2017	3,000,000	3,010,056
Series 2012-A5, Class A5
0.59%, 08/15/2017	3,875,000	3,873,613
Citibank Credit Card Issuance Trust
Series 2006-A3, Class A3
5.30%, 03/15/2018	1,905,000	2,108,940
Series 2009-A4, Class A4
4.90%, 06/23/2016	2,100,000	2,168,208
CLI Funding LLC
Series 2013-1A
2.83%, 03/18/2028 - 144A	1,045,000	1,008,982
CNH Equipment Trust
Series 2010-B, Class A4
1.74%, 01/17/2017	2,428,700	2,443,438
Series 2011-B, Class A4
1.29%, 09/15/2017	3,495,000	3,527,930
Series 2012-C, Class B
1.30%, 03/16/2020	640,000	636,347
Detroit Edison Securitization Funding LLC
Series 2001-1, Class A6
6.62%, 03/01/2016	2,124,017	2,244,355
Discover Card Master Trust
Series 2007-A1, Class A1
5.65%, 03/16/2020	4,000,000	4,634,384
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A1
2.12%, 02/01/2016	681,136	688,810
Fifth Third Auto Trust
Series 2013-1, Class A3
0.88%, 10/16/2017	3,000,000	3,008,319
Ford Credit Auto Owner Trust
Series 2010-B, Class A4
1.58%, 09/15/2015	1,880,769	1,889,485
Series 2010-B, Class B
2.54%, 02/15/2016	5,500,000	5,608,674
Series 2013-A, Class A4
0.78%, 05/15/2018	2,600,000	2,586,212
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class B
0.94%, 09/15/2016	555,000	555,456
Series 2013-5, Class B
1.88%, 09/15/2018	1,665,000	1,678,715
GE Capital Credit Card Master Note Trust
Series 2012-1, Class A
1.03%, 01/15/2018	4,400,000	4,413,231
Series 2012-5, Class B
1.51%, 06/15/2018	1,850,000	1,861,738
GE Equipment Transportation LLC
Series 2011-1, Class A4
1.33%, 05/20/2019	1,000,000	1,001,366
Series 2013-1, Class B
1.23%, 03/24/2021	2,150,000	2,119,171
Huntington Auto Trust
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	2,000,000	2,020,274
Series 2011-1A, Class B
1.84%, 01/17/2017 - 144A	1,500,000	1,518,751

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust
Series 2010-B, Class A4
1.63%, 03/15/2017	$ 2,000,000	$ 2,021,338
Series 2011-A, Class A4
1.78%, 12/15/2015	3,000,000	3,026,823
Series 2012-C, Class C
1.42%, 02/15/2019	1,010,000	999,150
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	1,440,000	1,437,350
Series 2013-B, Class A3
0.87%, 08/15/2017	1,500,000	1,503,256
Macquarie Equipment Funding Trust Series
2011-A, Class A3
1.91%, 04/20/2017 - 144A	1,096,970	1,101,604
MBNA Credit Card Master Note Trust
Series 2004-B1, Class B1
4.45%, 08/15/2016	1,100,000	1,118,678
MMAF Equipment Finance LLC
Series 2009-AA, Class A4
3.51%, 01/15/2030 - 144A	3,632,713	3,719,760
Series 2011-AA, Class A3
1.27%, 09/15/2015 - 144A	920,719	922,161
North Carolina State Education Assistance Authority
Series 2011-2, Class A1
0.72%, 10/26/2020 (B)	594,448	594,460
SMART Trust
Series 2012-4US, Class A4A
1.25%, 08/14/2018	1,100,000	1,089,920
Series 2013-2US, Class A3B
0.61%, 01/14/2017 (B)	2,805,000	2,795,467
Volkswagen Auto Loan Enhanced Trust
Series 2011-1, Class A3
1.22%, 06/22/2015 (A)	986,794	988,565
Series 2013-1, Class A4
0.78%, 07/22/2019	3,850,000	3,799,904
Volvo Financial Equipment LLC
Series 2012-1A, Class C
2.38%, 09/16/2019 - 144A	2,250,000	2,282,202
World Financial Network Credit Card Master Trust
Class A
1.61%, 12/15/2021 - 144A	5,000,000	4,909,240
Series 2010-A, Class A
3.96%, 04/15/2019	4,750,000	4,996,990
Series 2013-B, Class A
0.91%, 03/16/2020	560,000	555,794
World Omni Auto Receivables Trust
Series 2010-A, Class A4
2.21%, 05/15/2015	761,136	762,563
World Omni Automobile Lease Securitization Trust
Series 2011-A, Class A3
1.49%, 10/15/2014	174,017	174,096
Series 2012-A, Class B
1.49%, 02/15/2018	865,000	871,549

Total Asset-Backed Securities (cost $104,341,413)		104,050,165

CORPORATE DEBT SECURITIES - 28.8%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.
2.13%, 09/15/2016	1,320,000	1,360,181

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Beverages - 1.0%
Bottling Group LLC
6.95%, 03/15/2014	$ 4,210,000	$ 4,333,361
Capital Markets - 2.2%
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 (A)	3,005,000	3,162,645
Morgan Stanley,
Series GMTN
6.00%, 04/28/2015	6,050,000	6,490,791
Chemicals - 0.8%
Airgas, Inc.
4.50%, 09/15/2014 (A)	3,301,000	3,420,368
Commercial Banks - 6.4%
Bank of Montreal,
Series MTN
0.50%, 09/24/2015 (B)	2,010,000	2,010,404
Bank of Nova Scotia
1.31%, 01/12/2015 (B)	3,875,000	3,919,160
Credit Suisse
5.50%, 05/01/2014	4,230,000	4,354,933
Export-Import Bank of Korea
1.25%, 11/20/2015	2,220,000	2,221,638
KFW
1.00%, 01/12/2015	1,250,000	1,261,188
PNC Funding Corp.
2.70%, 09/19/2016	4,175,000	4,339,123
Wells Fargo Bank NA
4.75%, 02/09/2015	5,000,000	5,255,965
Westpac Banking Corp.
1.13%, 09/25/2015	4,300,000	4,331,205
Consumer Finance - 1.5%
American Express Credit Corp.
1.30%, 07/29/2016 (A)	2,175,000	2,188,024
Capital One Financial Corp.
2.13%, 07/15/2014 (A)	2,195,000	2,219,329
7.38%, 05/23/2014	2,200,000	2,293,643
Diversified Consumer Services - 0.7%
Yale University,
Series MTN
2.90%, 10/15/2014 (A)	3,125,000	3,206,128
Diversified Financial Services - 5.0%
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	2,465,000	2,555,318
Citigroup, Inc.
1.70%, 07/25/2016 (A)	1,875,000	1,883,526
Ford Motor Credit Co. LLC
3.98%, 06/15/2016 (A)	1,750,000	1,849,116
4.21%, 04/15/2016	2,060,000	2,183,093
General Electric Capital Corp.
1.63%, 07/02/2015	7,700,000	7,813,390
JPMorgan Chase & Co.
2.00%, 08/15/2017 (A)	5,610,000	5,630,847
Diversified Telecommunication Services - 0.7%
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	1,300,000	1,290,956
Verizon Communications, Inc.
1.78%, 09/15/2016 (B)	1,670,000	1,718,714
Electric Utilities - 0.5%
Hydro-Quebec
1.38%, 06/19/2017	2,160,000	2,163,197
Food & Staples Retailing - 0.3%
CVS Caremark Corp.
3.25%, 05/18/2015	1,100,000	1,144,426
Health Care Providers & Services - 0.4%
Ventas Realty, LP
1.55%, 09/26/2016	1,760,000	1,762,357

	Principal	Value
Insurance - 2.5%
Metropolitan Life Global Funding I
1.50%, 01/10/2018 - 144A	$ 3,600,000	$ 3,535,419
2.50%, 09/29/2015 - 144A	3,685,000	3,806,539
New York Life Global Funding
1.30%, 10/30/2017 - 144A	3,745,000	3,658,775
Machinery - 0.9%
Caterpillar, Inc.
1.38%, 05/27/2014	3,775,000	3,798,258
Media - 0.6%
Comcast Corp.
5.30%, 01/15/2014	2,600,000	2,636,439
Office Electronics - 0.7%
Xerox Corp.
8.25%, 05/15/2014 (A)	3,005,000	3,140,958
Oil, Gas & Consumable Fuels - 1.8%
Shell International Finance BV
4.00%, 03/21/2014 (A)	4,025,000	4,093,630
Total Capital Canada, Ltd.
1.63%, 01/28/2014 (A)	1,960,000	1,968,516
Total Capital SA
3.00%, 06/24/2015 (A)	1,500,000	1,560,767
Pharmaceuticals - 0.5%
Novartis Capital Corp.
4.13%, 02/10/2014	2,015,000	2,041,397
Real Estate Investment Trusts - 1.2%
Health Care REIT, Inc.
6.20%, 06/01/2016	1,750,000	1,957,212
Simon Property Group, LP
5.10%, 06/15/2015 (A)	2,975,000	3,192,395
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV
2.38%, 09/08/2016 (A)	3,618,000	3,678,782

Total Corporate Debt Securities (cost $124,052,989)		125,432,113

CONVERTIBLE BOND - 0.8%
Consumer Finance - 0.8%
American Express Credit Corp.,
Series MTN
2.38%, 03/24/2017 (A)	3,305,000	3,410,548

Total Convertible Bond (cost $3,298,645)		3,410,548

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	20,975,080	20,975,080

Total Securities Lending Collateral (cost $20,975,080)		20,975,080

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $9,320,625 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, and with a value of $9,508,074.	$ 9,320,622	9,320,622

Total Repurchase Agreement (cost $9,320,622)		9,320,622

Total Investment Securities (cost $456,867,897) (D)		456,731,747
Other Assets and Liabilities - Net		(21,687,875)

Net Assets		$435,043,872

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $20,547,268. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $456,867,897. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,098,003 and $3,234,153, respectively. Net unrealized depreciation for tax purposes is $136,150.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $48,861,310, or 11.23% of the portfolio’s net assets.
CDO	Collateralized Debt Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$76,508,349	$—	$76,508,349
U.S. Government Agency Obligations	—	52,178,719	—	52,178,719
Foreign Government Obligations	—	2,059,835	—	2,059,835
Mortgage-Backed Securities	—	62,796,316	—	62,796,316
Asset-Backed Securities	—	104,050,165	—	104,050,165
Corporate Debt Securities	—	125,432,113	—	125,432,113
Convertible Bond	—	3,410,548	—	3,410,548
Securities Lending Collateral	20,975,080	—	—	20,975,080
Repurchase Agreement	—	9,320,622	—	9,320,622

Total Investment Securities	$20,975,080	$435,756,667	$—	$456,731,747

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(20,975,080)	$—	$—	$(20,975,080)

Total Other Liabilities	$(20,975,080)	$—	$—	$(20,975,080)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS - 96.5%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043 (A)		$ 6,588,825	$ 5,401,809
0.75%, 02/15/2042		10,483,563	8,972,452
1.75%, 01/15/2028		9,327,142	10,444,217
2.00%, 01/15/2026		6,208,253	7,162,288
2.13%, 02/15/2040 - 02/15/2041		9,962,016	11,794,002
2.38%, 01/15/2025 - 01/15/2027		22,154,785	26,504,456
2.50%, 01/15/2029		6,827,200	8,391,592
3.38%, 04/15/2032		936,217	1,310,703
3.63%, 04/15/2028		7,647,304	10,572,397
3.88%, 04/15/2029		8,930,608	12,801,473
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2023		120,968,131	122,611,872
0.38%, 07/15/2023 (A)		22,609,694	22,493,118
0.63%, 07/15/2021		193,085	200,974
1.13%, 01/15/2021		11,521,994	12,405,949
1.25%, 07/15/2020 (A)		5,719,727	6,257,736
1.38%, 07/15/2018 (A)		2,274,825	2,496,975
1.38%, 01/15/2020		4,820,482	5,287,466
1.88%, 07/15/2015 (A)		6,761,236	7,138,384
1.88%, 07/15/2019 (B)		4,458,132	5,050,225
2.00%, 01/15/2016		1,471,150	1,573,326
2.13%, 01/15/2019		1,490,886	1,692,156
2.50%, 07/15/2016		8,598,296	9,487,687

Total U.S. Government Obligations (cost $303,601,905)			300,051,257

FOREIGN GOVERNMENT OBLIGATIONS - 2.9%
Canadian Government Bond
1.50%, 12/01/2044	CAD	447,237	472,902
Hellenic Republic Government Bond
4.40%, 10/15/2042 (C)	EUR	366,000	5,595
International Bank for Reconstruction & Development
Series CPI
2.46%, 12/10/2013 (C)		$ 315,000	313,573
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2016	EUR	5,909,780	8,130,324

Total Foreign Government Obligations (cost $8,614,956)			8,922,394

MORTGAGE-BACKED SECURITY - 0.0% (D)
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class A4
4.55%, 12/10/2041		$ 127,686	128,002

Total Mortgage-Backed Security (cost $122,444)			128,002

STRUCTURED NOTES DEBT - 0.2%
Diversified Financial Services - 0.2%
Bear Stearns Cos. LLC,
Series MTN
3.55%, 03/10/2014 (C)		649,000	646,943

Total Structured Notes Debt (cost $642,999)			646,943

	Contracts		Value
PURCHASED OPTIONS - 0.0% (D)
Call Option - 0.0% (D)
10-Year U.S. Treasury Note Future		103	3,219
Exercise Price $ 130.00
Expires 10/25/2013

	Contracts		Value
Put Option - 0.0% (D)
10-Year U.S. Treasury Note Future		165	$ 18,047
Exercise Price $ 123.00
Expires 10/25/2013

Total Purchased Options (cost $141,234)			21,266

	Notional Amount		Value
PURCHASED FOREIGN EXCHANGE OPTIONS - 0.0% (D) (E)
Put Options - 0.0% (D)
OTC- EUR vs. USD	EUR	3,700,000	846
Exercise Price EUR 1.31
Expires 10/15/2013
Counterparty: DUB
OTC- GBP vs. AUD	GBP	1,900,000	20,676
Exercise Price GBP 1.71
Expires 11/27/2013
Counterparty: BCLY

Total Purchased Foreign Exchange Options (cost $58,154)			21,522

PURCHASED SWAPTIONS - 0.3% (E)
Call Options - 0.0% (D)
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 2.00%, European Style		$ 11,100,000	4,159
Expires 05/10/2014
Counterparty: DUB
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 2.00%, European Style		3,700,000	1,386
Expires 05/10/2014
Counterparty: DUB
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 2.00%, European Style		1,855,000	679
Expires 05/13/2014
Counterparty: DUB
Put Options - 0.3%
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 2.50%, European Style	EUR	3,200,000	584,242
Expires 06/08/2022
Counterparty: DUB
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 4.25%, European Style		$ 5,600,000	202,336
Expires 02/01/2016
Counterparty: DUB

Total Purchased Swaptions (cost $678,648)			792,802

	Shares		Value
SHORT-TERM INVESTMENT COMPANY - 0.2%
BlackRock Provident TempFund 24 (F)		555,365	555,365

Total Short-Term Investment Company (cost $555,365)			555,365

SECURITIES LENDING COLLATERAL - 2.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (G)		6,127,490	6,127,490

Total Securities Lending Collateral (cost $6,127,490)			6,127,490

Total Investment Securities (cost $320,543,195) (H)			317,267,041
Other Assets and Liabilities - Net			(6,435,194)

Net Assets			$ 310,831,847

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Contracts		Value
WRITTEN OPTIONS - (0.0%) (D)
Call Options - (0.0%) (D)
10-Year U.S. Treasury Note Future		103	$ (56,328)
Exercise Price $ 127.00
Expires 10/25/2013
5-Year U.S. Treasury Note Future		75	(28,711)
Exercise Price $ 121.50
Expires 11/22/2013
Put Options - (0.0%) (D)
10-Year U.S. Treasury Note Future		167	(2,609)
Exercise Price $ 120.00
Expires 10/25/2013
5-Year U.S. Treasury Note Future		75	(24,024)
Exercise Price $ 120.00
Expires 11/22/2013

Total Written Options (premiums $(150,546))			(111,672)

	Notional Amount		Value
WRITTEN FOREIGN EXCHANGE OPTIONS - (0.0%) (D) (E)
Call Options - (0.0%) (D)
OTC- EUR vs. USD	EUR	3,700,000	(35,279)
Exercise Price EUR 1.35
Expires 10/15/2013
Counterparty: DUB
OTC- GBP vs. AUD	GBP	1,900,000	(23,267)
Exercise Price GBP 1.78
Expires 11/27/2013
Counterparty: BCLY
Put Options - (0.0%) (D)
OTC- AUD vs. NOK	AUD	1,700,000	(244)
Exercise Price AUD 5.10
Expires 11/04/2013
Counterparty: GSC

Total Written Foreign Exchange Options (cost $(66,580))			(58,790)

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

WRITTEN INFLATION CAP OPTIONS: (E)

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Cap - OTC Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	DUB	2.50	HICP Index	04/26/2022	EUR	1,070,000	$(74,168)	$(29,689)

WRITTEN SWAPTIONS: (E)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	1.25%	06/27/2014		$4,500,000	$(47,362)	$(5,898)
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Receive	1.25	08/18/2014		8,000,000	(55,200)	(11,161)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	1.35	12/06/2013		7,200,000	(12,927)	(10,828)
Put - OTC 20-Year Interest Rate Swap	DUB	6-Month EUR EURIBOR	Pay	4.50	06/08/2022	EUR	3,200,000	(150,269)	(244,037)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.00	12/06/2013		$7,200,000	(25,200)	(16,144)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.25	06/27/2014		4,500,000	(47,363)	(47,957)
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Pay	2.25	08/18/2014		8,000,000	(120,000)	(112,612)

								$(458,321)	$(448,637)

CENTRALLY CLEARED SWAP AGREEMENTS: (I)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	0.48%	08/08/2015	USD	28,000,000	$18,883	$476	$18,407
3-Month USD-LIBOR	1.54	08/01/2018	USD	6,200,000	(137,881)	115	(137,996)
3-Month USD-LIBOR	2.22	08/09/2020	USD	7,600,000	(63,585)	150	(63,735)

					$(182,583)	$741	$(183,324)

OVER THE COUNTER SWAP AGREEMENTS: (E)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.50%	03/17/2024	DUB	USD	2,600,000	$(108,693)	$0	$(108,693)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Government of Canada Bond	Short	(11)	12/18/2013	$(31,717)
10-Year U.S. Treasury Note	Long	199	12/19/2013	439,532
2-Year U.S. Treasury Note	Long	79	12/31/2013	43,625
3-Month EURIBOR	Long	97	12/15/2014	34,445
30-Year U.S. Treasury Bond	Short	(68)	12/19/2013	(124,142)
5-Year U.S. Treasury Note	Long	34	12/31/2013	2,156
90-Day Eurodollar	Short	(64)	12/15/2014	(6,400)
U.K. Long Gilt Bond	Short	(9)	12/27/2013	(23,875)
Ultra Long U.S. Treasury Bond	Short	(57)	12/19/2013	(139,586)

				$194,038

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (E)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
CAD	DUB	(464,000)	10/22/2013	$(449,191)	$(1,023)
EUR	UBS	(8,909,000)	10/24/2013	(12,043,382)	(9,947)
JPY	BOA	92,599,000	10/15/2013	934,215	7,927
JPY	DUB	(88,985,000)	10/15/2013	(894,367)	(11,004)
JPY	UBS	(148,296,000)	10/15/2013	(1,500,000)	(8,826)
NOK	BNP	776,000	10/15/2013	128,083	887

					$(21,986)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS : (E)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
NOK	DUB	4,439,563	10/15/2013	$728,687	$9,159
AUD	DUB	(800,000)	10/15/2013	(728,687)	(16,824)
AUD	BCLY	1,751,436	10/15/2013	1,574,278	57,866
NOK	BCLY	(9,377,000)	10/15/2013	(1,574,278)	15,841
EUR	DUB	2,415,754	10/15/2013	3,197,612	70,675
CHF	DUB	(2,997,956)	10/15/2013	(3,197,612)	(117,867)
NOK	DUB	13,094,071	10/15/2013	2,216,911	(40,704)
AUD	DUB	(2,438,034)	10/15/2013	(2,216,911)	(55,067)

					$(76,921)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $6,003,360. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $488,228.
(C)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(D)	Percentage rounds to less than 0.1%.
(E)	Cash in the amount of $500,000 has been segregated by the broker as collateral for open options, swaps, swaptions and/or forward foreign currency contracts.
(F)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(G)	Rate shown reflects the yield at September 30, 2013.
(H)	Aggregate cost for federal income tax purposes is $320,543,195. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $4,368,909 and $7,645,063, respectively. Net unrealized depreciation for tax purposes is $3,276,154.
(I)	Cash in the amount of $400,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.

DEFINITIONS:

BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HICP	Harmonized Index of Consumer Prices
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NSA	Not Seasonally Adjusted
OTC	Over the Counter
UBS	UBS AG

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$300,051,257	$—	$300,051,257
Foreign Government Obligations	—	8,922,394	—	8,922,394
Mortgage-Backed Security	—	128,002	—	128,002
Structured Notes Debt	—	646,943	—	646,943
Purchased Options	21,266	—	—	21,266
Purchased Foreign Exchange Options	—	21,522	—	21,522
Purchased Swaptions	—	792,802	—	792,802
Short-Term Investment Company	555,365	—	—	555,365
Securities Lending Collateral	6,127,490	—	—	6,127,490

Total Investment Securities	$6,704,121	$310,562,920	$—	$317,267,041

Derivative Financial Instruments
Interest Rate Swap Agreements (K)	$18,407	$—	$—	$18,407
Futures Contracts (K)	519,138	—	—	519,138
Forward Foreign Currency Contracts (K)	—	8,814	—	8,814
Forward Foreign Cross Currency Contracts (K)	—	153,541	—	153,541

Total Derivative Financial Instruments	$537,545	$162,355	$—	$699,900

Other Assets (L)
Cash on Deposit with Broker	$400,000	$—	$—	$400,000
Foreign Currency	1,761	—	—	1,761

Total Other Assets	$401,761	$—	$—	$401,761

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Written Options	$(111,672)	$—	$—	$(111,672)
Written Foreign Exchange Options	—	(58,790)	—	(58,790)
Written Inflation Floor Options	—	(29,689)	—	(29,689)
Written Swaptions	—	(448,637)	—	(448,637)
Interest Rate Swap Agreements (K)	(201,731)	(108,693)	—	(310,424)
Futures Contracts (K)	(326,029)	—	—	(326,029)
Forward Foreign Currency Contracts (K)	—	(30,800)	—	(30,800)
Forward Foreign Cross Currency Contracts (K)	—	(230,462)	—	(230,462)

Total Derivative Financial Instruments	$(639,432)	$(907,071)	$—	$(1,546,503)

Other Liabilities (L)
Cash Deposit due to Broker	$(681,314)	$—	$—	$(681,314)
Collateral for Securities on Loan	(6,127,490)	—	—	(6,127,490)
Due to Custodian	(9,017)	—	—	(9,017)

Total Other Liabilities	$(6,817,821)	$—	$—	$(6,817,821)

(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(L)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 11.4%
U.S. Treasury Bond
2.75%, 11/15/2042 (A)	$ 175,000	$ 144,840
3.63%, 08/15/2043 (A)	7,955,000	7,863,024
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	6,233,693	5,335,163
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	18,403,220	17,902,873
0.38%, 07/15/2023 (A)	36,160,454	35,974,011
U.S. Treasury Note
0.25%, 09/30/2015	2,300,000	2,296,587
0.38%, 08/31/2015	5,980,000	5,987,009
1.38%, 09/30/2018	4,150,000	4,147,082
1.50%, 08/31/2018 (A)	4,385,000	4,414,121
1.63%, 11/15/2022	240,000	222,206
2.13%, 08/31/2020 (A)	19,160,000	19,329,144
2.50%, 08/15/2023 (A)	51,905,800	51,378,645

Total U.S. Government Obligations (cost $156,527,076)		154,994,705

U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.3%
Fannie Mae
1.33%, 08/01/2037 (B)	10,735	11,422
1.93%, 08/01/2034 (B)	23,858	25,337
1.98%, 01/01/2035 (B)	49,042	52,026
2.74%, 08/01/2035 (B)	114,380	120,622
2.97%, 03/01/2041 (B)	734,013	765,576
3.00%, 02/01/2043 - 06/01/2043	35,913,252	35,122,611
3.15%, 03/01/2041 (B)	844,105	878,213
3.23%, 12/01/2040 (B)	1,683,214	1,764,036
3.35%, 06/01/2041 (B)	1,892,911	1,977,830
3.50%, 09/01/2041 (B)	1,374,218	1,435,535
3.50%, 07/01/2028 - 08/01/2043	17,549,668	17,958,228
4.00%, 01/01/2025 - 09/01/2043	42,191,580	44,431,164
4.50%, 02/01/2025 - 10/01/2043	28,487,311	30,438,389
5.00%, 11/01/2032 - 01/01/2042	22,496,699	24,455,984
5.50%, 07/01/2014 - 04/01/2041	3,439,520	3,752,695
6.00%, 02/01/2034 - 12/01/2038	5,212,513	5,735,852
6.00%, 04/01/2035 (B)	9,395,176	10,397,705
6.50%, 05/01/2040	6,876,368	7,599,919
7.00%, 01/01/2015 - 09/01/2016	11,522	11,897
7.00%, 01/01/2016 (B)	26,210	27,295
Fannie Mae, IO
2.53%, 01/25/2022 (B)	5,481,890	743,251
Fannie Mae, TBA
2.50%	25,300,000	25,442,312
3.00%	10,100,000	10,456,656
3.50%	4,800,000	5,064,750
4.50%	18,400,000	19,552,343
5.00%	1,100,000	1,192,812
6.00%	1,800,000	1,968,750
Farmer Mac Guaranteed Notes Trust
Series 2007-1
5.13%, 04/19/2017 - 144A	900,000	1,025,676
Freddie Mac
1.95%, 02/01/2037 (B)	47,770	50,112
1.96%, 04/01/2037 (B)	238,879	253,383
2.37%, 09/01/2035 (B)	1,990,692	2,094,041
2.55%, 01/01/2038 (B)	366,815	389,663
2.56%, 05/01/2037 (B)	131,083	138,270
2.62%, 01/25/2023	5,310,000	5,009,666
2.62%, 05/01/2037 (B)	126,541	133,244
2.64%, 12/01/2034 (B)	29,167	31,049
2.64%, 01/25/2023	3,015,000	2,867,998

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
3.00%, 03/01/2043	$ 1,669,270	$ 1,626,176
3.03%, 02/01/2041 (B)	1,363,200	1,424,094
3.25%, 04/25/2023 (B)	2,245,000	2,235,923
3.30%, 04/25/2023 (B)	4,855,000	4,845,751
3.31%, 05/25/2023 (B)	3,080,000	3,068,976
4.50%, 10/01/2041 - 09/01/2043	13,827,410	14,712,242
5.50%, 06/15/2015 - 12/01/2016	1,506,401	1,517,553
6.00%, 12/01/2013 - 05/01/2031	1,192,930	1,314,183
6.03%, 09/01/2037 (B)	36,677	38,052
Freddie Mac, IO
1.03%, 10/25/2022 (B)	18,391,848	1,157,068
1.51%, 11/25/2019 (B)	58,336,988	3,971,524
1.65%, 06/25/2022 (B)	19,660,864	1,963,609
1.69%, 12/25/2018 (B)	10,220,683	699,963
1.91%, 05/25/2019 (B)	7,969,932	664,103
Freddie Mac, TBA
2.50%	7,100,000	7,141,047
3.00%	12,000,000	11,925,422
3.50%	36,000,000	36,540,000
4.00%	12,800,000	13,350,687
4.50%	600,000	636,656
5.00%	10,200,000	10,979,633
5.50%	4,700,000	5,092,156
FREMF Mortgage Trust
Series 2012-K23, Class B
3.78%, 10/25/2045 - 144A (B)	1,240,000	1,115,368
Series 2012-K706, Class C
4.16%, 11/25/2044 - 144A (B)	319,700	302,845
Series 2012-K711, Class B
3.68%, 08/25/2045 - 144A (B)	1,645,000	1,585,306
Series 2013-K713, Class B
3.27%, 04/25/2046 - 144A (B)	255,000	233,279
Ginnie Mae
3.50%, 02/15/2042 - 07/15/2043	7,842,657	8,090,564
4.00%, 11/20/2040 - 09/15/2042	17,906,055	18,991,542
4.50%, 05/20/2041 - 02/15/2042	31,310,696	33,886,163
5.00%, 12/15/2038 - 12/15/2040	3,451,236	3,761,638
6.50%, 12/20/2031	32,366	37,775
Ginnie Mae, IO
1.01%, 02/16/2053 (B)	10,319,810	767,866
Ginnie Mae, TBA
3.00%	14,100,000	13,934,765
3.50%	22,100,000	22,797,533
4.00%	3,300,000	3,492,844
4.50%	4,900,000	5,259,844
5.00%	11,100,000	12,059,109
5.50%	4,500,000	4,926,797
Resolution Funding Corp., Interest STRIPS Zero Coupon,
07/15/2018 - 10/15/2018	2,400,000	2,220,952
Tennessee Valley Authority
5.98%, 04/01/2036	440,000	532,303
U.S. Small Business Administration
Series P10A, Class 1
4.50%, 02/01/2014	109,355	110,120

Total U.S. Government Agency Obligations (cost $519,380,840)		522,387,743

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Brazilian Government International Bond
7.13%, 01/20/2037	670,000	787,250
Mexico Government International Bond
4.00%, 10/02/2023 (C)	5,298,000	5,264,887
Poland Government International Bond
Series 2013-NPL1, Class A
5.00%, 03/23/2022	1,200,000	1,290,600

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Russian Federation
7.50%, 03/31/2030 - Reg S (D)	$ 2,577,575	$ 3,037,621
South Africa Government International Bond
4.67%, 01/17/2024 (A)	1,060,000	1,028,200
5.50%, 03/09/2020	1,185,000	1,272,394

Total Foreign Government Obligations (cost $12,726,571)		12,680,952

MORTGAGE-BACKED SECURITIES - 15.2%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.02%, 02/25/2035 (B)	18,356	18,163
American Home Mortgage Assets LLC
Series 2006-2, Class 2A1
0.37%, 09/25/2046 (B)	1,047,131	695,926
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.86%, 06/10/2049 (B)	3,492,173	3,822,620
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.69%, 03/20/2035 (B)	316,795	318,694
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
2.48%, 11/15/2015 - 144A (B)	3,547,369	3,553,059
Series 2010-UB4, Class A4A
5.04%, 12/20/2041 - 144A (B)	3,224,593	3,312,044
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (B)	245,000	256,044
Series 2007-3, Class A2
5.86%, 06/10/2049 (B)	235,921	235,825
Series 2007-3, Class A4
5.86%, 06/10/2049 (B)	4,240,000	4,719,650
Series 2007-3, Class AM
5.86%, 06/10/2049 (B)	1,755,000	1,939,314
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class 4A1
5.24%, 03/25/2035 (B)	1,573,408	1,496,197
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2
3.03%, 11/25/2034 (B)	122,969	105,339
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Class AM
5.45%, 12/11/2040 (B)	610,000	653,675
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	3,099,369	3,414,308
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	2,106,234	2,323,450
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (B)	2,122,106	2,366,471
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.39%, 12/25/2046 (B)	487,169	63,549
CD Mortgage Trust
Series 2007-CD5, Class AMA
6.32%, 11/15/2044 (B)	255,000	288,601
Citigroup Commercial Mortgage Trust, IO
Series 2013-GC15, Class XA
1.31%, 09/10/2046 (B) (E)	12,060,000	915,453
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (B)	960,000	1,041,380

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AM
5.35%, 12/10/2046	$ 2,050,000	$ 2,247,103
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	1,560,000	1,458,194
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	2,110,000	2,031,006
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR1, Class XA
2.42%, 05/15/2045 (B)	9,971,984	1,247,415
Series 2013-LC6, Class XA
1.95%, 01/10/2046 (B)	41,139,669	4,118,657
Commercial Mortgage Trust
Series 2005-GG3, Class A3
4.57%, 08/10/2042	2,524,240	2,522,042
Series 2007-GG11, Class A4
5.74%, 12/10/2049	870,000	977,183
Series 2007-GG9, Class AMFX
5.48%, 03/10/2039	195,000	203,911
Countrywide Alternative Loan Trust
Series 2005-36, Class 2A1A
0.49%, 08/25/2035 (B)	1,706,700	1,142,229
Series 2005-50CB, Class 1A1
5.50%, 11/25/2035	3,440,279	2,963,704
Series 2005-51, Class 3A3A
0.50%, 11/20/2035 (B)	1,501,303	1,116,750
Series 2006-OA21, Class A1
0.37%, 03/20/2047 (B)	4,173,519	2,881,097
Series 2007-22, Class 2A16
6.50%, 09/25/2037	10,051,622	7,751,288
Series 2007-5CB, Class 1A31
5.50%, 04/25/2037	2,473,502	1,828,633
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-60, Class 1A1
3.15%, 02/25/2034 (B)	170,225	164,936
Series 2004-23, Class A
2.47%, 11/25/2034 (B)	97,609	73,160
Series 2005-3, Class 1A2
0.47%, 04/25/2035 (B)	306,706	253,782
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class A2
5.45%, 01/15/2049 (B)	75,347	75,226
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR5, Class 7A2
2.65%, 06/25/2034 (B)	316,482	313,765
Series 2005-C3, Class AJ
4.77%, 07/15/2037	380,000	395,351
Credit Suisse Mortgage Capital Certificates
Series 2007-TF2A, Class A3
0.45%, 04/15/2022 - 144A (B)	2,695,000	2,568,219
Series 2011-4R, Class 5A1
2.58%, 05/27/2036 - 144A (B)	3,006,477	2,777,997
DBRR Trust
Series 2011-C32, Class A3A
5.94%, 06/17/2049 - 144A (B)	1,500,000	1,680,000
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	5,379,929	5,377,471
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (B)	1,612,159	1,609,686
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A3
5.23%, 06/26/2035 - 144A (B)	1,045,539	1,055,838

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Extended Stay America Trust
Series 2013-ESH5, Class C5
2.68%, 12/05/2031 - 144A	$ 1,210,000	$ 1,188,769
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 - 144A	1,630,000	1,592,906
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A8
0.55%, 02/25/2037 (B)	370,977	231,987
GMAC Mortgage Corp., Loan Trust
Series 2003-AR2, Class 1A1
3.89%, 12/19/2033 (B)	34,712	32,901
Series 2005-AR1, Class 3A
3.45%, 03/18/2035 (B)	105,839	101,191
Greenpoint Mortgage Funding Trust
Series 2006-AR4, Class A1A
0.28%, 09/25/2046 (B)	1	1
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (B)	1,175,000	1,278,998
Series 2007-GG9, Class AM
5.48%, 03/10/2039	255,000	268,681
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4A
4.75%, 07/10/2039	3,175,000	3,315,122
Series 2012-SHOP, Class C
3.63%, 06/05/2031 - 144A	410,000	409,610
Series 2013-KING, Class E
3.55%, 12/10/2027 - 144A (B)	3,320,000	2,920,641
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.92%, 02/10/2046 (B)	40,642,696	4,481,955
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (B)	13,005,000	866,428
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	1,740,000	1,663,530
Series 2006-GG8, Class AM
5.59%, 11/10/2039	710,000	769,277
Series 2007-GG10, Class A1A
5.99%, 08/10/2045 (B)	2,394,763	2,647,111
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1
2.96%, 01/25/2035 (B)	2,283,990	2,235,057
Impac CMB Trust
Series 2004-6, Class 1A1
0.98%, 10/25/2034 (B)	60,654	51,892
IndyMac INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
3.07%, 09/25/2037 (B)	600,930	538,051
IndyMac Index Mortgage Loan Trust
Series 2005-AR14, Class 2A1A
0.48%, 07/25/2035 (B)	1,468,679	1,220,150
Series 2007-AR15, Class 2A1
4.55%, 08/25/2037 (B)	984,040	810,811
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	791,367	798,107
Series 2006-CB14, Class AM
5.63%, 12/12/2044 (B)	2,000,000	2,161,110
Series 2006-LDP9, Class AM
5.37%, 05/15/2047	590,000	631,340
Series 2007-CB18, Class A3
5.45%, 06/12/2047	1,054,707	1,071,897
Series 2007-LD11, Class ASB

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. (continued)
6.00%, 06/15/2049 (B)	$ 1,374,245	$ 1,476,904
Series 2013-C10, Class C
4.30%, 12/15/2047 (B)	785,000	730,569
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.20%, 06/15/2045 (B)	9,757,035	1,005,248
Series 2013-LC11, Class XA
1.73%, 04/15/2046 (B)	10,708,224	1,071,840
Series 2013-LC11, Class XB
0.73%, 04/15/2046 (B)	1,908,000	86,228
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (B)	4,324,845	4,779,901
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (B)	3,975,569	4,496,830
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	3,133,726	3,481,206
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.39%, 02/25/2034 (B)	169,071	166,383
Series 2006-A2, Class 5A1
2.75%, 11/25/2033 (B)	145,518	144,811
Series 2006-S3, Class 1A12
6.50%, 08/25/2036	729,931	630,846
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (B)	1,280,000	1,327,322
Series 2007-C2, Class A3
5.43%, 02/15/2040	8,016,007	8,817,920
Series 2007-C7, Class A3
5.87%, 09/15/2045 (B)	3,776,083	4,224,870
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1
2.49%, 11/25/2035 - 144A (B)	780,584	509,840
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.82%, 10/25/2028 (B)	70,822	70,054
Series 2004-A1, Class 2A1
2.51%, 02/25/2034 (B)	319,198	318,569
Series 2004-A3, Class 4A3
5.05%, 05/25/2034 (B)	189,716	187,550
Series 2005-A3, Class A1
0.45%, 04/25/2035 (B)	71,952	68,691
Series 2005-A4, Class 2A2
2.65%, 07/25/2035 (B)	339,016	296,612
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.46%, 11/12/2037 (B)	1,760,000	1,848,475
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C7, Class XA
1.89%, 02/15/2046 (B)	9,164,891	943,086
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM
5.76%, 04/12/2049 (B)	2,855,000	3,031,134
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	4,311,424	4,757,945
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	1,090,000	1,167,195
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (B)	1,612,689	1,771,960
Series 2007-IQ15, Class AM
6.11%, 06/11/2049 (B)	1,980,000	2,123,908

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, IO
Series 2012-C4, Class XA
2.86%, 03/15/2045 - 144A (B)	$ 17,904,178	$ 2,299,720
Morgan Stanley Capital I, Inc.
Series 1998-WF2, Class G
6.34%, 07/15/2030 - 144A (B)	577,999	587,998
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A2
2.49%, 10/25/2034 (B)	321,098	322,997
Series 2006-3AR, Class 2A3
2.83%, 03/25/2036 (B)	664,306	492,024
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	1,344,043	1,346,328
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 - 144A	1,120,000	1,080,453
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	2,185,508	2,200,609
Morgan Stanley Re-REMIC Trust, IO
Series 2012-C4, Class XA
1.00%, 03/27/2051 - 144A	1,335,940	1,323,837
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	3,735,000	3,698,139
NACC Reperforming Loan REMIC Trust
Series 2004-R2, Class A1
6.50%, 10/25/2034 - 144A (B)	127,594	130,595
Prime Mortgage Trust
Series 2006-DR1, Class 2A2
6.00%, 05/25/2035 - 144A	700,067	701,409
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.59%, 01/11/2037 - 144A (B)	4,200,000	3,489,851
RALI Trust
Series 2007-QO1, Class A1
0.33%, 02/25/2047 (B)	712,388	528,309
Series 2007-QO4, Class A1A
0.37%, 05/25/2047 (B)	1,385,033	1,038,427
RBSCF Trust
Series 2010-RR3, Class WBTA
6.12%, 04/16/2017 - 144A (B)	7,423,133	8,061,367
RBSGC Mortgage Pass-Through Certificates
Series 2007-B, Class 1A4
0.63%, 01/25/2037 (B)	618,182	420,874
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	186,589	186,589
STRIPs, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A	3,228,773	3,180,341
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.55%, 01/25/2035 (B)	587,783	533,496
Series 2005-15, Class 1A1
2.53%, 07/25/2035 (B)	834,157	675,952
Series 2007-3, Class 3A1
5.08%, 04/25/2047 (B)	2,409,639	1,807,256
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.88%, 01/19/2034 (B)	85,717	82,764
Voyager BRSTN Delaware Trust, IO
Series 2009-1, Class UAU7
0.43%, 12/26/2036 - 144A (B)	496,765	438,856

	Principal		Value
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AJ
6.12%, 02/15/2051 (B)		$ 1,835,000	$ 1,762,736
WaMu Alternative Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A
1.12%, 05/25/2046 (B)		1,952,930	1,261,986
WaMu Mortgage Pass-Through Certificates
Series 2005-AR8, Class 2A1A
0.47%, 07/25/2045 (B)		87,814	80,889
Series 2006-AR14, Class 1A3
2.35%, 11/25/2036 (B)		1,507,207	1,249,940
Series 2007-OA6, Class 1A1B
0.96%, 07/25/2047 (B)		1,904,145	439,448
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A		1,943,417	1,936,985
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class A4
3.04%, 03/15/2045		2,430,000	2,317,700
WF-RBS Commercial Mortgage Trust, IO
Series 2012-C10, Class XA
1.99%, 12/15/2045 - 144A (B)		15,277,496	1,715,739
Series 2013-C15, Class XA
0.87%, 08/15/2046 (B)		16,696,265	734,919

Total Mortgage-Backed Securities (cost $209,836,302)			207,326,358

ASSET-BACKED SECURITIES - 15.8%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017		1,650,000	1,712,750
Series 2012-2, Class C
2.64%, 10/10/2017		1,400,000	1,429,121
Series 2012-3, Class C
2.42%, 05/08/2018		1,350,000	1,370,218
Series 2012-4, Class B
1.31%, 11/08/2017		785,000	784,538
Series 2012-4, Class C
1.93%, 08/08/2018		1,235,000	1,232,461
Series 2012-5, Class C
1.69%, 11/08/2018		975,000	968,491
Series 2013-4, Class B
1.66%, 09/10/2018		520,000	520,964
Series 2013-4, Class C
2.72%, 09/09/2019		320,000	323,639
Series 2013-4, Class D
3.31%, 10/08/2019		745,000	747,497
Amortizing Residential Collateral Trust
Series 2002-BC5, Class M1
1.21%, 07/25/2032 (B)		254,919	223,901
AUTO Asset-Backed Securities Srl
Series 2012-2, Class A
2.80%, 04/27/2025 - Reg S	EUR	1,744,188	2,380,231
Capital Auto Receivables Asset Trust
Series 2013-1, Class C
1.74%, 10/22/2018		$ 2,130,000	2,095,884
Chase Funding Trust
Series 2003-4, Class 1A5
5.42%, 05/25/2033 (D)		994,012	1,043,124
Chesapeake Funding LLC
Series 2012-1A, Class B
1.78%, 11/07/2023 - 144A (B)		1,235,000	1,240,629
Series 2012-1A, Class C
2.18%, 11/07/2023 - 144A (B)		795,000	798,610

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CHLUPA Trust
Series 2013-VM, Class A
3.33%, 08/15/2020 - 144A	$ 3,034,035	$ 3,033,998
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.68%, 12/01/2033 (B)	410,567	418,954
Series 2002-2, Class A2
6.03%, 03/01/2033 (B)	807,006	829,672
Countrywide Home Equity Loan Trust
Series 2006-RES, Class 4Q1B
0.48%, 12/15/2033 - 144A (B)	261,961	197,878
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	1,780,000	1,785,328
Series 2013-1A, Class A
1.21%, 10/15/2020 - 144A	1,060,000	1,059,696
DT Auto Owner Trust
Series 2011-3A, Class C
4.03%, 02/15/2017 - 144A	1,010,000	1,013,418
Series 2012-1A, Class B
2.26%, 10/16/2017 - 144A	992,543	993,675
Series 2012-1A, Class C
3.38%, 10/16/2017 - 144A	810,000	814,166
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	1,750,000	1,782,368
Series 2012-2A, Class B
1.85%, 04/17/2017 - 144A	260,000	260,385
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	1,210,000	1,207,805
Ford Credit Floorplan Master Owner Trust
Series 2012-1, Class C
1.68%, 01/15/2016 (B)	1,955,000	1,960,558
Series 2012-1, Class D
2.28%, 01/15/2016 (B)	1,830,000	1,836,513
Series 2012-2, Class C
2.86%, 01/15/2019	455,000	467,829
Series 2012-2, Class D
3.50%, 01/15/2019	815,000	842,809
Series 2012-4, Class C
1.39%, 09/15/2016	910,000	913,380
Series 2012-4, Class D
2.09%, 09/15/2016	1,595,000	1,604,344
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	670,000	670,201
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	1,345,000	1,350,918
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	3,550,000	3,537,930
Series 2013-T2, Class B2
1.50%, 05/16/2044 - 144A	440,000	437,096
Series 2013-T3, Class A3
1.79%, 05/15/2046 - 144A	6,720,000	6,613,152
Series 2013-T5, Class AT5
1.98%, 08/15/2046 - 144A	1,170,000	1,174,446
Series 2013-T6, Class AT6
1.29%, 09/15/2044 - 144A	2,270,000	2,270,000
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	2,235,000	2,275,009
JG Wentworth XX LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 - 144A	7,331,056	8,336,121

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JG Wentworth XXI LLC
Series 2010-2A, Class A
4.07%, 01/15/2048 - 144A	$ 556,717	$ 590,912
JG Wentworth XXII LLC
Series 2010-3A, Class A
3.82%, 12/15/2048 - 144A	1,860,723	1,949,228
Lehman XS Trust
Series 2007-2N, Class 3A1
0.34%, 02/25/2037 (B) (E)	1	1
Nationstar Agency Advance Funding Trust
Series T2A, Class AT2
1.89%, 02/18/2048 - 144A	3,680,000	3,573,574
Nationstar Mortgage Advance Receivable Trust
Series 2013-T1A, Class A1
1.08%, 06/20/2044 - 144A	3,770,000	3,768,594
Series 2013-T2A, Class A2
1.68%, 06/20/2046 - 144A	5,365,000	5,357,325
Nelnet Student Loan Trust
Series 2006-1, Class A5
0.37%, 08/23/2027 (B)	2,230,000	2,169,716
Series 2008-3, Class A4
1.91%, 11/25/2024 (B)	2,500,000	2,628,460
PFS Financing Corp.
Series 2012-AA, Class A
1.38%, 02/15/2016 - 144A (B)	2,544,000	2,548,261
RAAC Series
Series 2007-RP4, Class A
0.53%, 06/25/2037 - 144A (B)	1,130,144	863,210
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6
5.88%, 06/25/2037 (D)	1,471,862	807,265
Santander Drive Auto Receivables Trust
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	626,749	628,313
Series 2012-1, Class B
2.72%, 05/16/2016	1,000,000	1,015,561
Series 2012-1, Class C
3.78%, 11/15/2017	1,345,000	1,375,190
Series 2012-2, Class C
3.20%, 02/15/2018	4,455,000	4,581,932
Series 2012-3, Class B
1.94%, 12/15/2016	3,285,000	3,321,487
Series 2012-3, Class C
3.01%, 04/16/2018	4,475,000	4,593,341
Series 2012-4, Class C
2.94%, 12/15/2017	1,400,000	1,427,497
Series 2012-5, Class B
1.56%, 08/15/2018	750,000	756,348
Series 2012-5, Class C
2.70%, 08/15/2018	355,000	357,236
Series 2012-6, Class B
1.33%, 05/15/2017	1,555,000	1,557,524
Series 2012-6, Class C
1.94%, 03/15/2018	1,070,000	1,062,257
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	3,780,000	3,770,641
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	7,060,000	6,908,838
Series 2013-2, Class B
1.33%, 03/15/2018	3,740,000	3,704,103
Series 2013-3, Class B
1.19%, 05/15/2018	3,320,000	3,277,736
Series 2013-4, Class C
3.25%, 01/15/2020	1,560,000	1,584,295
Series 2013-4, Class E
4.67%, 01/15/2020 - 144A	3,325,000	3,323,441

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2013-A, Class A2
0.80%, 10/17/2016 - 144A	$ 1,085,000	$ 1,083,958
Series 2013-A, Class B
1.89%, 10/15/2019 - 144A	2,355,000	2,354,451
Series 2013-A, Class C
3.12%, 10/15/2019 - 144A	910,000	910,993
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	595,000	596,207
Scholar Funding Trust
Series 2011-A, Class A
1.16%, 10/28/2043 - 144A (B)	1,497,790	1,489,591
Series 2013-A, Class A
0.83%, 01/30/2045 - 144A (B)	6,728,489	6,669,026
Securitized Asset Backed Receivables LLC
Series 2007-BR3, Class A2B
0.40%, 04/25/2037 (B)	2,387,256	1,325,939
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.44%, 07/15/2036 (B)	3,935,000	3,823,687
SLC Student Loan Trust
Series 2008-1, Class A4A
1.85%, 12/15/2032 (B)	400,000	415,644
SLM Private Credit Student Loan Trust
Series 2004-B, Class B
0.72%, 09/15/2033 (B)	246,179	212,534
SLM Private Education Loan Trust
Series 2013-B, Class A2A
1.85%, 06/17/2030 - 144A	2,130,000	2,059,058
SLM Student Loan Trust
Series 2003-11, Class A6
0.54%, 12/15/2025 - 144A (B)	3,430,000	3,424,495
Series 2004-B, Class A2
0.45%, 06/15/2021 (B)	2,900,718	2,851,482
Series 2005-B, Class A2
0.43%, 03/15/2023 (B)	1,364,116	1,333,002
Series 2008-5, Class A4
1.97%, 07/25/2023 (B)	2,445,000	2,555,228
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	595,000	624,329
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	1,930,000	2,106,736
Series 2012-A, Class A1
1.58%, 08/15/2025 - 144A (B)	1,032,567	1,040,551
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	3,340,000	3,487,404
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	2,555,000	2,677,801
Series 2012-C, Class A1
1.28%, 08/15/2023 - 144A (B)	2,092,731	2,101,524
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	4,850,000	5,035,100
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	6,220,000	6,405,630
Series 2012-E, Class A1
0.93%, 10/16/2023 - 144A (B)	1,915,749	1,913,087
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	1,535,000	1,500,349
Series 2013-C, Class A1
1.03%, 02/15/2022 - 144A (B)	3,475,000	3,475,035
Series 2013-C, Class A2A
2.94%, 10/15/2031 - 144A	2,560,000	2,559,383
Series 2013-C, Class A2B
1.68%, 10/15/2031 - 144A (B)	1,360,000	1,360,014
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	6,770,568	6,719,789

	Principal		Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Corp.
Series 2003-AL2, Class A
3.36%, 01/25/2031 - 144A		$ 2,135,896	$ 2,094,990
Series 2007-TC1, Class A
0.48%, 04/25/2031 - 144A (B)		1,292,549	1,180,528
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022		4,000,000	3,972,560
Series 2012-D, Class A
2.15%, 04/17/2023		4,780,000	4,661,365

Total Asset-Backed Securities (cost $216,517,224)			216,083,463

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
New York City Water & Sewer System
5.38%, 06/15/2043		1,670,000	1,772,705
5.50%, 06/15/2043		2,000,000	2,139,600

Total Municipal Government Obligations (cost $3,618,230)			3,912,305

PREFERRED CORPORATE DEBT SECURITIES - 0.2%
Capital Markets - 0.0% (F)
State Street Capital Trust IV
1.25%, 06/15/2037 (B)		290,000	226,200
Commercial Banks - 0.1%
Fifth Third Capital Trust IV
6.50%, 04/15/2037 (B)		2,125,000	2,114,375
Diversified Financial Services - 0.0% (F)
Lehman Brothers Holdings Capital Trust VII, Series MTN
5.86%, 10/31/2013 (E) (G) (H) (I)		1,945,000	194
Insurance - 0.1%
MetLife Capital Trust IV
7.88%, 12/15/2037 - 144A		740,000	832,500

Total Preferred Corporate Debt Securities (cost $5,021,341)			3,173,269

CORPORATE DEBT SECURITIES - 22.5%
Auto Components - 0.0% (F)
Servus Luxembourg Holding SCA, Series EMTN
7.75%, 06/15/2018 - Reg S	EUR	100,000	137,341
Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023 - 144A (A)		$ 850,000	830,875
6.25%, 10/02/2043 - 144A		500,000	492,500
Jaguar Land Rover Automotive PLC
8.25%, 03/15/2020 - Reg S	GBP	110,000	197,935
Building Products - 0.0% (F)
Eco-Bat Finance PLC
7.75%, 02/15/2017 - Reg S (A)	EUR	110,000	153,278
Capital Markets - 0.4%
Goldman Sachs Group, Inc.
3.63%, 01/22/2023 (A)		$ 3,470,000	3,318,215
5.75%, 01/24/2022		1,181,000	1,309,307
Morgan Stanley
3.80%, 04/29/2016		1,045,000	1,099,889
Chemicals - 0.6%
LYB International Finance BV
4.00%, 07/15/2023		765,000	758,409
5.25%, 07/15/2043		17,000	16,717
LyondellBasell Industries NV
5.00%, 04/15/2019		5,952,000	6,551,640
Rain CII Carbon LLC / CII Carbon Corp.
8.50%, 01/15/2021 - Reg S	EUR	130,000	174,991

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Commercial Banks - 0.8%
ABN AMRO Bank NV, Series EMTN
6.38%, 04/27/2021 - Reg S		$ 380,000	$ 572,271
Caixa Economica Federal
2.38%, 11/06/2017 - 144A		$ 1,650,000	1,542,750
Commerzbank AG, Series EMTN
6.38%, 03/22/2019 (A)	EUR	1,000,000	1,427,758
Glitnir Banki HF
6.33%, 07/28/2011 - 144A (H)		$290,000	90,988
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016 - 144A		5,850,000	6,007,950
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A (H) (I)		320,000	27,600
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/2017 - 144A		170,000	182,007
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/2022 - Reg S		1,370,000	1,435,075
Commercial Services & Supplies - 0.3%
EC Finance PLC
9.75%, 08/01/2017 - Reg S	EUR	124,000	182,432
GCL Holdings SCA
9.38%, 04/15/2018 - Reg S		110,000	159,975
Odeon & UCI Finco PLC, Series EMTN
9.00%, 08/01/2018 - Reg S	GBP	105,000	170,834
United Rentals North America, Inc.
7.63%, 04/15/2022		$ 3,320,000	3,610,500
Verisure Holding AB, Series EMTN
8.75%, 12/01/2018 - Reg S (A)	EUR	110,000	158,114
Communications Equipment - 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp
3.85%, 04/15/2023		$ 1,550,000	1,397,683
Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 - 144A (A)		1,222,000	1,252,550
Construction Materials - 0.0% (F)
Buzzi Unicem SpA
6.25%, 09/28/2018 - Reg S	EUR	100,000	144,653
Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022 (A)		$ 1,136,000	1,083,837
Unique Pub Finance Co. PLC Series A4
5.66%, 06/30/2027	GBP	94,814	146,971
Containers & Packaging - 0.1%
Ardagh Glass Finance PLC
8.75%, 02/01/2020 - Reg S	EUR	62,000	85,150
Ardagh Packaging Finance PLC
9.25%, 10/15/2020 - Reg S (A)		100,000	141,045
Rock Tenn Co.
4.00%, 03/01/2023 (A)		$ 482,000	466,997
Diversified Financial Services - 1.8%
Bank of America Corp.
4.10%, 07/24/2023 (A)		5,055,000	5,023,583
Bank of America Corp., Series MTN 3.30%, 01/11/2023		6,065,000	5,681,449
Citigroup, Inc.
3.38%, 03/01/2023 (A)		1,450,000	1,379,774
4.45%, 01/10/2017		900,000	974,491
Ford Motor Credit Co. LLC
4.38%, 08/06/2023 (A)		706,000	706,399
Ford Motor Credit Co., LLC
5.00%, 05/15/2018		4,159,000	4,556,397

	Principal		Value
Diversified Financial Services (continued)
JPMorgan Chase & Co.
3.20%, 01/25/2023		$ 1,615,000	$ 1,510,862
3.25%, 09/23/2022		1,240,000	1,169,807
5.15%, 05/01/2023 (A) (B) (G)		1,097,000	959,875
Kaupthing Bank Hf
Series 6A, Class A1A
7.13%, 05/19/2016 - 144A (E) (H)		200,000	0
Novus USA Trust
1.56%, 02/28/2014 - 144A (B)		2,930,000	2,925,605
Diversified Telecommunication Services - 2.3%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (A)		1,902,000	2,035,140
Level 3 Financing, Inc.
8.13%, 07/01/2019 (A)		2,053,000	2,196,710
Sprint Capital Corp.
6.88%, 11/15/2028		822,000	733,635
Telenet Finance III Luxembourg SCA
6.63%, 02/15/2021 - Reg S	EUR	100,000	142,049
Telenet Finance V Luxembourg SCA
6.75%, 08/15/2024 - Reg S		100,000	137,991
Verizon Communications, Inc.
2.45%, 11/01/2022 (A)		$ 1,230,000	1,090,618
3.65%, 09/14/2018 (A)		7,320,000	7,713,033
3.85%, 11/01/2042		6,304,000	4,977,953
5.15%, 09/15/2023		5,295,000	5,675,107
6.55%, 09/15/2043		6,321,000	7,136,011
Virgin Media Secured Finance PLC
6.00%, 04/15/2021 - Reg S	GBP	110,000	180,750
Electric Utilities - 1.2%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036		$ 468,000	477,931
8.88%, 11/15/2018		459,000	588,778
Duke Energy Carolinas LLC
4.25%, 12/15/2041		1,560,000	1,468,983
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/2020		6,135,000	6,464,756
Florida Power Corp.
6.40%, 06/15/2038		1,000,000	1,218,038
Georgia Power Co.
3.00%, 04/15/2016		3,370,000	3,514,553
Jersey Central Power & Light Co.
7.35%, 02/01/2019		1,025,000	1,229,581
Trans-Allegheny Interstate Line Co.
4.00%, 01/15/2015 - 144A		1,050,000	1,084,249
Electronic Equipment & Instruments - 0.0% (F)
Trionista Holdco GmbH
5.00%, 04/30/2020 - Reg S	EUR	100,000	136,638
Trionista TopCo GmbH
6.88%, 04/30/2021 - Reg S		100,000	139,005
Energy Equipment & Services - 1.3%
Enterprise Products Operating LLC
4.45%, 02/15/2043		$ 1,035,000	915,615
Noble Holding International, Ltd.
3.95%, 03/15/2022		460,000	443,711
5.25%, 03/15/2042 (A)		1,870,000	1,702,858
Transocean, Inc.
2.50%, 10/15/2017		3,595,000	3,604,649
5.05%, 12/15/2016		2,575,000	2,821,912
6.00%, 03/15/2018		5,221,000	5,882,845
6.50%, 11/15/2020		1,610,000	1,797,156
Food & Staples Retailing - 0.1%
Bakkavor Finance 2 PLC
8.25%, 02/15/2018 - Reg S	GBP	100,000	169,985
8.75%, 06/15/2020 - Reg S		100,000	170,800

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Food & Staples Retailing (continued)
House of Fraser Funding PLC
8.88%, 08/15/2018 - Reg S	GBP 100,000	$ 172,753
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	$ 1,288,000	1,148,238
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
2.65%, 10/01/2018	507,000	507,222
Edwards Lifesciences Corp.
2.88%, 10/15/2018 (C)	2,414,000	2,404,496
IDH Finance PLC, Series EMTN
6.00%, 12/01/2018 - Reg S	GBP 110,000	178,747
Health Care Providers & Services - 0.9%
Coventry Health Care, Inc.
5.45%, 06/15/2021	$ 1,667,000	1,851,709
HCA, Inc.
7.25%, 09/15/2020 (A)	4,395,000	4,779,562
Priory Group No. 3 PLC
7.00%, 02/15/2018 - Reg S	GBP 130,000	216,245
Tenet Healthcare Corp.
6.25%, 11/01/2018	$ 2,010,000	2,145,675
UnitedHealth Group, Inc.
3.38%, 11/15/2021	665,000	663,007
WellPoint, Inc.
1.88%, 01/15/2018 (A)	1,975,000	1,957,697
2.30%, 07/15/2018	129,000	129,059
Hotels, Restaurants & Leisure - 0.3%
Cirsa Funding Luxembourg SA
8.75%, 05/15/2018 - Reg S	EUR 140,000	196,028
Enterprise Inns PLC
6.50%, 12/06/2018	GBP 136,000	225,675
Gala Group Finance PLC
8.88%, 09/01/2018 - Reg S	110,000	192,792
Paris Las Vegas Holding LLC / Harrahs Las Vegas LLC
8.00%, 10/01/2020 - 144A	$ 1,442,000	1,442,000
11.00%, 10/01/2021 - 144A	1,595,000	1,535,187
Household Durables - 0.0% (F)
DFS Furniture Holdings PLC
7.63%, 08/15/2018 - Reg S (A)	GBP 103,000	176,335
Household Products - 0.4%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021 (A)	$ 2,320,000	2,476,600
7.88%, 08/15/2019	2,595,000	2,854,500
Insurance - 2.4%
Allianz Finance II BV, Series EMTN
5.75%, 07/08/2041 (B)	EUR 2,400,000	3,603,669
American International Group, Inc.
3.38%, 08/15/2020	$ 2,515,000	2,516,532
3.80%, 03/22/2017	3,465,000	3,685,066
4.13%, 02/15/2024 (C)	1,439,000	1,439,991
4.88%, 06/01/2022 (A)	2,175,000	2,333,255
8.18%, 05/15/2058 (A) (B)	1,095,000	1,281,698
American International Group, Inc., Series GMTN
5.45%, 05/18/2017	1,555,000	1,738,204
AXA SA, Series EMTN
5.25%, 04/16/2040 - Reg S (B)	EUR 1,800,000	2,562,741
Manulife Financial Corp.
3.40%, 09/17/2015	$ 680,000	708,495
Muenchener Rueckversicherungs AG, Series EMTN
6.00%, 05/26/2041 - Reg S (B)	EUR 1,400,000	2,162,483
Prudential Financial, Inc.
5.88%, 09/15/2042 (A) (B)	$ 962,000	942,760

	Principal	Value
Insurance (continued)
Prudential Financial, Inc., Series MTN
4.50%, 11/15/2020 (A)	$ 1,000,000	$ 1,074,397
4.75%, 09/17/2015	1,686,000	1,808,994
5.38%, 06/21/2020	1,500,000	1,692,105
7.38%, 06/15/2019	1,630,000	2,018,362
XL Group PLC
6.50%, 04/15/2017 (A) (B) (G)	3,100,000	2,968,250
Internet Software & Services - 0.0% (F)
Cerved Group SpA, Series EMTN
6.38%, 01/15/2020 - Reg S	EUR 111,000	153,170
8.00%, 01/15/2021 - Reg S (A)	110,000	152,534
IT Services - 0.2%
International Business Machines Corp.
3.38%, 08/01/2023	$ 3,230,000	3,186,711
Life Sciences Tools & Services - 0.1%
Life Technologies Corp.
6.00%, 03/01/2020	1,150,000	1,294,995
Media - 2.2%
CBS Corp.
4.63%, 05/15/2018	670,000	733,547
5.75%, 04/15/2020	530,000	591,977
8.88%, 05/15/2019	1,460,000	1,866,378
Comcast Corp.
4.65%, 07/15/2042	4,482,000	4,262,082
5.88%, 02/15/2018	2,709,000	3,160,644
COX Communications, Inc.
2.95%, 06/30/2023 - 144A	1,383,000	1,193,730
4.70%, 12/15/2042 - 144A	906,000	733,756
8.38%, 03/01/2039 - 144A	3,525,000	4,181,214
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	1,495,000	1,395,357
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (G)	1,500,000	1,485,000
NBCUniversal Media LLC
4.38%, 04/01/2021	575,000	619,019
4.45%, 01/15/2043	1,389,000	1,283,747
5.15%, 04/30/2020	5,746,000	6,515,757
News America, Inc.
7.63%, 11/30/2028	1,070,000	1,313,270
Unitymedia KabelBW GmbH
9.50%, 03/15/2021 - Reg S	EUR 130,000	200,056
Metals & Mining - 0.4%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	$ 2,116,000	2,132,221
5.00%, 09/30/2043	832,000	847,383
Novelis, Inc.
8.75%, 12/15/2020	2,735,000	3,001,663
Multi-Utilities - 0.2%
Dominion Resources, Inc.
1.95%, 08/15/2016	2,650,000	2,704,031
Oil, Gas & Consumable Fuels - 3.6%
Apache Corp.
4.25%, 01/15/2044	935,000	817,971
BP Capital Markets PLC
2.75%, 05/10/2023	2,120,000	1,936,270
CONSOL Energy, Inc.
8.25%, 04/01/2020	290,000	311,025
Energy Transfer Partners, LP
3.60%, 02/01/2023	2,690,000	2,505,697
4.15%, 10/01/2020 (A)	2,520,000	2,589,842
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (A)	1,370,000	1,452,200

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Linn Energy LLC / Linn Energy Finance Corp.
6.75%, 11/01/2019 - 144A (A)	$ 2,820,000	$ 2,657,850
MEG Energy Corp.
6.50%, 03/15/2021 - 144A (A)	4,030,000	4,060,225
Murphy Oil Corp.
2.50%, 12/01/2017	2,286,000	2,269,001
3.70%, 12/01/2022	1,207,000	1,125,000
4.00%, 06/01/2022	509,000	486,755
Nexen, Inc.
5.88%, 03/10/2035	110,000	113,856
7.50%, 07/30/2039	415,000	509,323
Noble Energy, Inc.
4.15%, 12/15/2021	1,140,000	1,186,824
6.00%, 03/01/2041 (A)	1,260,000	1,417,912
8.25%, 03/01/2019	1,090,000	1,362,096
Novatek OAO via Novatek Finance, Ltd.
4.42%, 12/13/2022 - 144A	1,135,000	1,041,363
Peabody Energy Corp.
6.25%, 11/15/2021 (A)	1,715,000	1,663,550
Petrobras International Finance Co.
3.88%, 01/27/2016	5,825,000	6,010,171
Range Resources Corp.
5.75%, 06/01/2021	450,000	472,500
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 (B)	125,000	2,500
Shell International Finance BV
4.55%, 08/12/2043	2,164,000	2,131,921
Sibur Securities, Ltd.
3.91%, 01/31/2018 - 144A (A)	650,000	617,500
Total Capital International SA
3.70%, 01/15/2024	4,390,000	4,409,663
Western Gas Partners, LP
4.00%, 07/01/2022	1,212,000	1,176,261
5.38%, 06/01/2021	2,001,000	2,139,987
Williams Cos., Inc.
3.70%, 01/15/2023 (A)	3,360,000	3,034,540
7.88%, 09/01/2021	816,000	973,146
Paper & Forest Products - 0.5%
International Paper Co.
4.75%, 02/15/2022	5,882,000	6,194,664
Personal Products - 0.0% (F)
Ontex IV SA
9.00%, 04/15/2019 - Reg S	EUR 110,000	157,370
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	$ 850,000	843,660
Professional Services - 0.0% (F)
La Financiere Atalian SA
7.25%, 01/15/2020 - Reg S (A)	EUR 100,000	135,285
TMF Group Holding BV
9.88%, 12/01/2019 - Reg S	119,000	169,689
Real Estate Investment Trusts - 0.1%
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	$ 545,000	519,425
Vornado Realty, LP
5.00%, 01/15/2022	1,200,000	1,258,179
Real Estate Management & Development - 0.2%
Algeco Scotsman Global Finance PLC, Series EMTN
9.00%, 10/15/2018 - Reg S	EUR 110,000	157,742
Realogy Corp.
7.88%, 02/15/2019 - 144A (A)	$ 2,020,000	2,206,850

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 (A)	$ 2,437,000	$ 2,293,173
Software - 0.2%
First Data Corp.
7.38%, 06/15/2019 - 144A	1,060,000	1,115,650
Oracle Corp.
2.50%, 10/15/2022	2,120,000	1,954,328
3.63%, 07/15/2023	114,000	113,696
Specialty Retail - 0.1%
QVC, Inc.
7.50%, 10/01/2019 - 144A	1,730,000	1,861,700
Trading Companies & Distributors - 0.0% (F)
Rexel SA
5.13%, 06/15/2020 - Reg S	EUR 100,000	138,667
Transportation Infrastructure - 0.0% (F)
Gategroup Finance Luxembourg SA, Series EMTN
6.75%, 03/01/2019 - Reg S (A)	110,000	152,912
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV
2.38%, 09/08/2016	$ 3,420,000	3,477,456
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	2,756,000	3,117,210
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 (A)	117,000	126,506
Phones4u Finance PLC
9.50%, 04/01/2018 - Reg S	GBP 100,000	172,413
SBA Tower Trust
5.10%, 04/17/2017 - 144A	$ 272,000	293,608
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	3,570,000	4,185,825
Sprint Corp.
7.88%, 09/15/2023 - 144A	1,290,000	1,315,800

Total Corporate Debt Securities (cost $301,922,739)		307,303,047

	Shares	Value
PREFERRED STOCKS - 0.4%
Consumer Finance - 0.0% (F)
Ally Financial, Inc.
144A, 7.00% (A)	341	325,826
Diversified Financial Services - 0.3%
Citigroup Capital XIII,
7.88% (A) (B)	126,052	3,462,648
Short-Term U.S. Government Obligations - 0.1%
Fannie Mae - Series
O, 0.00% (B) (J) (K)	1,300	12,350
Fannie Mae - Series S,
8.25% (B) (J)	81,175	474,062
Freddie Mac - Series Z,
8.38% (B) (J)	93,300	545,805

Total Preferred Stocks (cost $5,599,078)		4,820,691

SHORT-TERM INVESTMENT COMPANY - 9.1%
BlackRock Provident TempFund 24 (L)	124,838,393	124,838,393

Total Short-Term Investment Company (cost $124,838,393)		124,838,393

SECURITIES LENDING COLLATERAL - 8.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (K)	108,575,936	108,575,936

Total Securities Lending Collateral (cost $108,575,936)		108,575,936

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

		Value
Total Investment Securities (cost $1,664,563,730) (M)		$ 1,666,096,862
Other Assets and Liabilities - Net		(302,061,027)

Net Assets		$ 1,364,035,835

	Principal	Value
TBA SHORT COMMITMENTS - (5.5%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (5.5%)
Fannie Mae, TBA
3.00%	$ (100,000)	(97,687)
3.50%	(7,700,000)	(7,838,360)
4.00%	(14,500,000)	(15,329,453)
5.00%	(12,500,000)	(13,554,688)
6.00%	(3,600,000)	(3,937,219)
Ginnie Mae, TBA
3.50%	(7,800,000)	(8,018,157)
4.00%	(7,400,000)	(7,804,687)
4.50%	(16,900,000)	(18,215,031)
5.00%	(400,000)	(435,437)

Total U.S. Government Agency Obligations (proceeds $(74,007,855))		(75,230,719)

Total TBA Short Commitments (proceeds $(74,007,855))		(75,230,719)

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (N)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (O)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Currency Code	Notional Amount (P)	Market Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 20, 5.00%	5.00%	06/20/2018	USD	14,320,000	$(966,868)	$(545,999)	$(420,869)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.72%	09/03/2043	USD	30,500,000	$423,502	$730	$422,772
3-Month USD-LIBOR	3.94	08/29/2019	USD	34,285,000	88,899	371	88,528
3-Month USD-LIBOR	4.02	09/04/2019	USD	137,150,000	438,598	1,460	437,138

					$950,999	$2,561	$948,438

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	0.48%	09/23/2015	USD	350,050,000	$(190,499)	$4,138	$(194,637)
3-Month USD-LIBOR	0.50	08/02/2015	USD	348,360,000	(628,375)	3,831	(632,206)
3-Month USD-LIBOR	1.17	03/02/2016	USD	34,285,000	(96,326)	363	(96,689)
3-Month USD-LIBOR	1.24	03/03/2016	USD	137,150,000	(484,704)	1,429	(486,133)

					$(1,399,904)	$9,761	$(1,409,665)

OVER THE COUNTER SWAP AGREEMENTS: (R)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (S)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Currency Code	Notional Amount (P)	Market Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American CMBS Basket Index - Series AM2	0.50%	03/15/2049	DUB	USD	2,265,000	$(133,219)	$(320,453)	$187,234
North American CMBS Basket Index - Series AM4	0.50	02/17/2051	DUB	USD	870,000	(92,756)	(128,969)	36,213

						$(225,975)	$(449,422)	$223,447

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	1.75%	01/15/2033	CITI	JPY	268,900,000	$77,618	$0	$77,618

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.04%	05/24/2043	BOA	USD	24,160,000	$ 2,286,637	$ 0	$ 2,286,637
3-Month USD-LIBOR	3.05	05/24/2043	DUB	USD	11,940,000	1,113,948	0	1,113,948
3-Month USD-LIBOR	3.27	05/16/2021	DUB	USD	3,650,000	(291,651)	0	(291,651)
6-Month JPY-LIBOR	1.68	01/25/2033	BCLY	JPY	268,900,000	(41,206)	0	(41,206)

						$ 3,067,728	$ 0	$ 3,067,728

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FUTURES CONTRACTS: (T)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(1,229)	12/19/2013	$(2,623,071)
2-Year U.S. Treasury Note	Long	3,535	12/31/2013	1,257,609
30-Year U.S. Treasury Bond	Long	141	12/19/2013	166,151
5-Year U.S. Treasury Note	Long	902	12/31/2013	822,276
Ultra Long U.S. Treasury Bond	Long	482	12/19/2013	888,143

				$511,108

FORWARD FOREIGN CURRENCY CONTRACTS: (R)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BCLY	(6,736,213)	10/24/2013	$(9,103,958)	$(9,723)
GBP	CSFB	(200,000)	10/22/2013	(309,975)	(13,744)
GBP	DUB	(1,487,000)	10/22/2013	(2,242,552)	(164,296)

					$(187,763)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $106,378,806. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $915,648, or 0.07% of the portfolio’s net assets.
(F)	Percentage rounds to less than 0.1%.
(G)	The security has a perpetual maturity. The date shown is the next call date.
(H)	In default.
(I)	Illiquid. Total aggregate market value of illiquid securities is $27,794, or less than 0.01% of the portfolio’s net assets.
(J)	Non-income producing security.
(K)	Rate shown reflects the yield at September 30, 2013.
(L)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(M)	Aggregate cost for federal income tax purposes is $1,664,563,730. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $29,014,551 and $27,481,419, respectively. Net unrealized appreciation for tax purposes is $1,533,132.
(N)	Cash in the amount of $3,260,000 has been segregated by the custodian as collateral for centrally cleared swaps.
(O)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Q)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(R)	Cash in the amount of $3,380,000 has been segregated by the broker as collateral for open swap and/or forward foreign currency contracts.
(S)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Cash in the amount of $2,273,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $253,554,734, or 18.59% of the portfolio’s net assets.
BCLY	Barclays Bank PLC
BOA	Bank of America
CITI	Citigroup, Inc.
CMBS	Commercial Mortgage-Backed Securities
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OJSC	Open Joint Stock Company
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (U)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$154,994,705	$—	$154,994,705
U.S. Government Agency Obligations	—	522,387,743	—	522,387,743
Foreign Government Obligations	—	12,680,952	—	12,680,952
Mortgage-Backed Securities	—	207,326,358	—	207,326,358
Asset-Backed Securities	—	216,083,463	—	216,083,463
Municipal Government Obligations	—	3,912,305	—	3,912,305
Preferred Corporate Debt Securities	—	3,173,269	—	3,173,269
Corporate Debt Securities
Auto Components	—	137,341	—	137,341
Automobiles	—	1,521,310	—	1,521,310
Building Products	—	153,278	—	153,278
Capital Markets	—	5,727,411	—	5,727,411
Chemicals	—	7,501,757	—	7,501,757
Commercial Banks	—	11,286,399	—	11,286,399
Commercial Services & Supplies	—	4,281,855	—	4,281,855
Communications Equipment	—	1,397,683	—	1,397,683
Construction & Engineering	—	1,252,550	—	1,252,550
Construction Materials	—	144,653	—	144,653
Consumer Finance	—	1,230,808	—	1,230,808
Containers & Packaging	—	693,192	—	693,192
Diversified Financial Services	—	24,888,242	0	24,888,242
Diversified Telecommunication Services	—	32,018,997	—	32,018,997
Electric Utilities	—	16,046,869	—	16,046,869
Electronic Equipment & Instruments	—	275,643	—	275,643
Energy Equipment & Services	—	17,168,746	—	17,168,746
Food & Staples Retailing	—	1,661,776	—	1,661,776
Health Care Equipment & Supplies	—	3,090,465	—	3,090,465
Health Care Providers & Services	—	11,742,954	—	11,742,954
Hotels, Restaurants & Leisure	—	3,591,682	—	3,591,682
Household Durables	—	176,335	—	176,335
Household Products	—	5,331,100	—	5,331,100
Insurance	—	32,537,002	—	32,537,002
Internet Software & Services	—	305,704	—	305,704
IT Services	—	3,186,711	—	3,186,711
Life Sciences Tools & Services	—	1,294,995	—	1,294,995
Media	—	29,535,534	—	29,535,534
Metals & Mining	—	5,981,267	—	5,981,267
Multi-Utilities	—	2,704,031	—	2,704,031
Oil, Gas & Consumable Fuels	—	48,474,949	—	48,474,949
Paper & Forest Products	—	6,194,664	—	6,194,664
Personal Products	—	157,370	—	157,370
Pharmaceuticals	—	843,660	—	843,660
Professional Services	—	304,974	—	304,974
Real Estate Investment Trusts	—	1,777,604	—	1,777,604
Real Estate Management & Development	—	2,364,592	—	2,364,592
Road & Rail	—	2,293,173	—	2,293,173
Software	—	3,183,674	—	3,183,674
Specialty Retail	—	1,861,700	—	1,861,700
Trading Companies & Distributors	—	138,667	—	138,667
Transportation Infrastructure	—	152,912	—	152,912
Wireless Telecommunication Services	—	12,688,818	—	12,688,818
Preferred Stocks	4,820,691	—	—	4,820,691
Short-Term Investment Company	124,838,393	—	—	124,838,393
Securities Lending Collateral	108,575,936	—	—	108,575,936

Total Investment Securities	$238,235,020	$1,427,861,842	$0	$1,666,096,862

Derivative Financial Instruments
Credit Default Swap Agreements (V)	$—	$223,447	$—	$223,447

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
Interest Rate Swap Agreements (V)	$948,438	$3,478,203	$—	$4,426,641
Futures Contracts (V)	3,134,179	—	—	3,134,179

Total Derivative Financial Instruments	$4,082,617	$3,701,650	$—	$7,784,267

Other Assets (W)
Cash on Deposit with Custodian	$5,396,997	$—	$—	$5,396,997
Foreign Currency	663,553	—	—	663,553

Total Other Assets	$6,060,550	$—	$—	$6,060,550

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(75,230,719)	$—	$(75,230,719)

Total TBA Short Commitments	$—	$(75,230,719)	$—	$(75,230,719)

Derivative Financial Instruments
Credit Default Swap Agreements (V)	$(420,869)	$—	$—	$(420,869)
Interest Rate Swap Agreements (V)	(1,409,665)	(332,857)	—	(1,742,522)
Futures Contracts (V)	(2,623,071)	—	—	(2,623,071)
Forward Foreign Currency Contracts (V)	—	(187,763)	—	(187,763)

Total Derivative Financial Instruments	$(4,453,605)	$(520,620)	$—	$(4,974,225)

Other Liabilities (W)
Cash Deposit due to Broker	$(3,380,000)	$—	$—	$(3,380,000)
Collateral for Securities on Loan	(108,575,936)	—	—	(108,575,936)
Due to Custodian	(627,074)	—	—	(627,074)

Total Other Liabilities	$(112,583,010)	$—	$—	$(112,583,010)

(U)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(V)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(W)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (X)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2013 (Y)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 (X)
Corporate Debt Securities	$0	$—	$—	$(1,890)	$(1,335,398)	$1,337,288	$—	$—	$0	$1,027

(X)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(Y)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 89.3%
Aerospace & Defense - 1.1%
Accudyne Industries Borrower / Accudyne Industries LLC
7.75%, 12/15/2020 - 144A	$ 1,785,000	$ 1,834,087
GenCorp, Inc.
7.13%, 03/15/2021 - 144A	1,350,000	1,414,125
Huntington Ingalls Industries, Inc.
7.13%, 03/15/2021	1,465,000	1,578,538
TransDigm, Inc.
7.75%, 12/15/2018	3,750,000	3,993,750
Air Freight & Logistics - 0.3%
Air Medical Group Holdings, Inc.
9.25%, 11/01/2018	1,944,000	2,089,800
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.
9.25%, 01/15/2017 - 144A	1,704,000	1,819,037
Schaeffler Finance BV
4.75%, 05/15/2021 - 144A	1,465,000	1,421,050
Schaeffler Holding Finance BV
6.88%, 08/15/2018 - 144A (A)	1,975,000	2,068,813
Tomkins LLC / Tomkins, Inc.
9.00%, 10/01/2018	436,000	475,240
Automobiles - 0.4%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.25%, 06/15/2021	2,815,000	3,152,800
Beverages - 0.5%
Constellation Brands, Inc.
4.25%, 05/01/2023	2,835,000	2,601,113
6.00%, 05/01/2022	1,240,000	1,320,600
Biotechnology - 0.4%
STHI Holding Corp.
8.00%, 03/15/2018 - 144A	1,115,000	1,201,413
Warner Chilcott Co. LLC
7.75%, 09/15/2018	2,043,000	2,216,655
Building Products - 1.0%
Builders FirstSource, Inc.
7.63%, 06/01/2021 - 144A	1,975,000	1,975,000
Interline Brands, Inc.
10.00%, 11/15/2018 (A)	2,665,000	2,911,512
Nortek, Inc.
8.50%, 04/15/2021	1,440,000	1,566,000
10.00%, 12/01/2018	1,560,000	1,712,100
Capital Markets - 0.1%
E*TRADE Financial Corp.
6.00%, 11/15/2017	250,000	263,125
6.38%, 11/15/2019	860,000	915,900
Chemicals - 1.9%
Celanese US Holdings LLC
5.88%, 06/15/2021	765,000	799,425
6.63%, 10/15/2018	655,000	707,400
Chemtura Corp.
5.75%, 07/15/2021	670,000	668,325
Ineos Finance PLC
8.38%, 02/15/2019 - 144A	3,190,000	3,516,975
Kraton Polymers LLC / Kraton Polymers Capital Corp.
6.75%, 03/01/2019	750,000	772,500
Rockwood Specialties Group, Inc.
4.63%, 10/15/2020	2,380,000	2,391,900

	Principal	Value
Chemicals (continued)
Tronox Finance LLC
6.38%, 08/15/2020	$ 3,780,000	$ 3,742,200
US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV
7.38%, 05/01/2021 - 144A	2,620,000	2,737,900
Commercial Banks - 0.2%
CIT Group, Inc.
5.00%, 08/15/2022	385,000	376,338
5.25%, 03/15/2018	525,000	549,937
5.38%, 05/15/2020	190,000	196,650
5.50%, 02/15/2019 - 144A	865,000	908,250
Commercial Services & Supplies - 3.2%
ADS Waste Holdings, Inc.
8.25%, 10/01/2020 - 144A	960,000	1,012,800
ADT Corp.
6.25%, 10/15/2021 - 144A (B)	2,760,000	2,801,400
Alphabet Holding Co., Inc.
7.75%, 11/01/2017 (A)	2,385,000	2,450,587
Clean Harbors, Inc.
5.13%, 06/01/2021	865,000	835,806
5.25%, 08/01/2020	925,000	915,750
Covanta Holding Corp.
6.38%, 10/01/2022	1,700,000	1,741,453
Envision Healthcare Corp.
8.13%, 06/01/2019	690,000	745,200
Hertz Corp.
6.25%, 10/15/2022	955,000	986,037
7.50%, 10/15/2018	735,000	791,963
Interface, Inc.
7.63%, 12/01/2018	730,000	792,050
Iron Mountain, Inc.
6.00%, 08/15/2023	2,485,000	2,466,362
Nielsen Co. Luxembourg SARL
5.50%, 10/01/2021 - 144A	985,000	986,231
Polymer Group, Inc.
7.75%, 02/01/2019	1,265,000	1,351,969
ServiceMaster Co.
8.00%, 02/15/2020	945,000	935,550
United Rentals North America, Inc.
7.38%, 05/15/2020	4,950,000	5,333,625
7.63%, 04/15/2022	585,000	636,188
8.25%, 02/01/2021	290,000	321,900
8.38%, 09/15/2020	475,000	526,063
10.25%, 11/15/2019	1,075,000	1,214,750
Communications Equipment - 1.6%
Alcatel-Lucent USA, Inc.
8.88%, 01/01/2020 - 144A	3,780,000	3,987,900
Avaya, Inc.
9.00%, 04/01/2019 - 144A	2,975,000	2,885,750
9.75%, 11/01/2015	445,000	440,550
10.50%, 03/01/2021 - 144A	3,607,405	2,921,998
CommScope Holding Co., Inc.
6.63%, 06/01/2020 - 144A (A)	1,460,000	1,452,700
CommScope, Inc.
8.25%, 01/15/2019 - 144A	1,065,000	1,163,513
Computers & Peripherals - 0.5%
NCR Corp.
5.00%, 07/15/2022	1,145,000	1,064,850
Seagate HDD Cayman
7.00%, 11/01/2021	2,720,000	3,019,200
Consumer Finance - 2.1%
Ally Financial, Inc.
3.50%, 07/18/2016	3,340,000	3,373,400
5.50%, 02/15/2017	1,700,000	1,784,091
6.25%, 12/01/2017	3,830,000	4,095,603

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Consumer Finance (continued)
Ally Financial, Inc. (continued)
8.00%, 12/31/2018 - 11/01/2031	$ 2,430,000	$ 2,733,750
SLM Corp., Series MTN
5.50%, 01/15/2019	4,230,000	4,188,791
8.00%, 03/25/2020	1,245,000	1,344,600
Containers & Packaging - 1.4%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
7.00%, 11/15/2020 - 144A	4,390,000	4,214,400
BOE Merger Corp.
9.50%, 11/01/2017 - 144A (A)	1,670,000	1,736,800
BWAY Holding Co.
10.00%, 06/15/2018	455,000	495,950
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 01/15/2023 - 144A	1,245,000	1,139,175
Sealed Air Corp.
8.38%, 09/15/2021 - 144A	3,625,000	4,105,312
Distributors - 0.7%
American Builders & Contractors Supply Co., Inc.
5.63%, 04/15/2021 - 144A	1,345,000	1,323,144
HD Supply, Inc.
7.50%, 07/15/2020 - 144A	890,000	922,262
8.13%, 04/15/2019	695,000	771,450
11.50%, 07/15/2020	900,000	1,073,250
VWR Funding, Inc.
7.25%, 09/15/2017	1,325,000	1,397,875
Diversified Consumer Services - 1.1%
Laureate Education, Inc.
9.25%, 09/01/2019 - 144A	8,740,000	9,439,200
Diversified Financial Services - 2.1%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/2016 - 144A	121,600	125,248
CEVA Group PLC
8.38%, 12/01/2017 - 144A	1,845,000	1,858,838
11.63%, 10/01/2016 - 144A	1,455,000	1,498,650
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 - 144A (B)	2,410,000	2,340,712
General Motors Financial Co., Inc.
3.25%, 05/15/2018 - 144A	320,000	311,200
4.25%, 05/15/2023 - 144A	1,060,000	968,575
4.75%, 08/15/2017 - 144A	1,350,000	1,397,250
6.75%, 06/01/2018	1,075,000	1,190,563
MPH Intermediate Holding Co.
2 8.38%, 08/01/2018 - 144A (A)	4,755,000	4,870,903
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.63%, 03/15/2020 - 144A	2,870,000	2,934,575
Diversified Telecommunication Services - 4.7%
Digicel, Ltd.
6.00%, 04/15/2021 - 144A	1,525,000	1,433,500
Frontier Communications Corp.
7.63%, 04/15/2024	1,405,000	1,405,000
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	2,725,000	2,881,687
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	1,895,000	2,022,913
Intelsat Luxembourg SA
7.75%, 06/01/2021 - 144A	4,210,000	4,357,350
8.13%, 06/01/2023 - 144A	3,205,000	3,381,275
SBA Telecommunications, Inc.
5.75%, 07/15/2020	1,640,000	1,627,700
8.25%, 08/15/2019	429,000	463,320

	Principal	Value
Diversified Telecommunication Services (continued)
Sprint Capital Corp.
8.75%, 03/15/2032	$ 1,090,000	$ 1,107,713
UPCB Finance V, Ltd.
7.25%, 11/15/2021 - 144A	4,730,000	5,155,700
UPCB Finance VI, Ltd.
6.88%, 01/15/2022 - 144A	1,620,000	1,717,200
Virgin Media Finance PLC
6.38%, 04/15/2023 - 144A	945,000	940,275
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017 - 144A (A)	2,870,835	2,756,310
Windstream Corp.
6.38%, 08/01/2023	2,385,000	2,182,275
7.50%, 06/01/2022	1,200,000	1,197,000
7.75%, 10/01/2021	5,410,000	5,585,825
8.13%, 09/01/2018	555,000	596,625
Electric Utilities - 0.1%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
6.88%, 08/15/2017 - 144A	640,000	651,200
Electronic Equipment & Instruments - 0.0% (C)
Belden, Inc.
5.50%, 09/01/2022 - 144A	380,000	366,700
Energy Equipment & Services - 2.6%
Atlas Pipeline Partners, LP / Atlas Pipeline Finance Corp.
4.75%, 11/15/2021 - 144A	2,635,000	2,381,381
Atwood Oceanics, Inc.
6.50%, 02/01/2020	1,035,000	1,084,163
Bristow Group, Inc.
6.25%, 10/15/2022	1,050,000	1,092,000
Calfrac Holdings, LP
7.50%, 12/01/2020 - 144A	690,000	695,175
FTS International Services LLC / FTS International Bonds, Inc.
8.13%, 11/15/2018 - 144A	2,749,000	2,982,665
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.50%, 03/01/2020	505,000	520,150
Oil States International, Inc.
6.50%, 06/01/2019	2,110,000	2,236,600
Pacific Drilling SA
5.38%, 06/01/2020 - 144A	1,015,000	989,625
Precision Drilling Corp.
6.50%, 12/15/2021	1,835,000	1,917,575
6.63%, 11/15/2020	835,000	883,013
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 - 04/15/2023 - 144A	5,200,000	5,051,699
SESI LLC
6.38%, 05/01/2019	1,315,000	1,390,613
Food & Staples Retailing - 0.4%
Dufry Finance SCA
5.50%, 10/15/2020 - 144A	1,500,000	1,512,618
Pantry, Inc.
8.38%, 08/01/2020	1,885,000	1,988,675
Food Products - 1.0%
American Seafoods Group LLC
10.75%, 05/15/2016 - 144A	1,230,000	1,279,200
ARAMARK Corp.
5.75%, 03/15/2020 - 144A	895,000	903,950
ASG Consolidated LLC / ASG Finance, Inc.
15.00%, 05/15/2017 - 144A (A) (D)	1,958,326	1,871,833
B&G Foods, Inc.
4.63%, 06/01/2021	665,000	635,075

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Food Products (continued)
Michael Foods Group, Inc.
9.75%, 07/15/2018	$ 1,025,000	$ 1,121,094
Michael Foods Holding, Inc.
8.50%, 07/15/2018 - 144A (A)	1,335,000	1,385,063
Pinnacle Operating Corp.
9.00%, 11/15/2020 - 144A	1,055,000	1,080,056
Post Holdings, Inc.
7.38%, 02/15/2022 - 144A	380,000	399,475
Gas Utilities - 1.0%
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75%, 05/20/2020	985,000	1,046,562
7.00%, 05/20/2022	3,665,000	3,811,600
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.25%, 08/20/2019	1,220,000	1,262,700
Sabine Pass LNG, LP
6.50%, 11/01/2020 - 144A	1,915,000	1,943,725
Health Care Equipment & Supplies - 4.1%
Accellent, Inc.
8.38%, 02/01/2017	2,950,000	3,071,688
Alere, Inc.
6.50%, 06/15/2020	4,890,000	4,847,212
8.63%, 10/01/2018	1,180,000	1,271,450
Bausch & Lomb, Inc.
9.88%, 11/01/2015	903,000	908,644
Biomet, Inc.
6.50%, 08/01/2020	3,505,000	3,618,913
ConvaTec Finance International SA
8.25%, 01/15/2019 - 144A (A)	4,800,000	4,800,000
ConvaTec Healthcare E SA
10.50%, 12/15/2018 - 144A	4,540,000	5,130,200
Hologic, Inc.
6.25%, 08/01/2020	4,430,000	4,612,737
Kinetic Concepts, Inc. / KCI USA, Inc.
10.50%, 11/01/2018	3,095,000	3,416,106
Physio-Control International, Inc.
9.88%, 01/15/2019 - 144A	1,235,000	1,383,200
Teleflex, Inc.
6.88%, 06/01/2019	1,000,000	1,055,000
Health Care Providers & Services - 3.8%
Amsurg Corp.
5.63%, 11/30/2020	625,000	625,000
CHS/Community Health Systems, Inc.
5.13%, 08/15/2018	2,170,000	2,207,975
7.13%, 07/15/2020	2,295,000	2,317,950
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	3,765,000	3,722,644
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 - 144A	1,300,000	1,355,250
5.88%, 01/31/2022 - 144A	755,000	773,875
HCA Holdings, Inc.
6.25%, 02/15/2021	1,510,000	1,534,537
HCA, Inc.
6.50%, 02/15/2020	2,905,000	3,148,294
7.50%, 02/15/2022	3,410,000	3,742,475
INC Research LLC
11.50%, 07/15/2019 - 144A	970,000	1,042,750
MultiPlan, Inc.
9.88%, 09/01/2018 - 144A	2,885,000	3,187,925
ResCare, Inc.
10.75%, 01/15/2019	1,975,000	2,207,062
Tenet Healthcare Corp.
6.00%, 10/01/2020 - 144A	1,410,000	1,441,725

	Principal	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
8.13%, 04/01/2022 - 144A	$ 2,800,000	$ 2,922,500
United Surgical Partners International, Inc.
9.00%, 04/01/2020	1,180,000	1,295,050
Health Care Technology - 0.5%
Healthcare Technology Intermediate, Inc.
7.38%, 09/01/2018 - 144A (A)	1,970,000	2,011,862
IMS Health, Inc.
6.00%, 11/01/2020 - 144A	1,855,000	1,894,419
Hotels, Restaurants & Leisure - 8.1%
Buffalo Thunder Development Authority
9.38%, 12/15/2014 - 144A (E)	3,095,000	1,098,725
Caesars Entertainment Operating Co., Inc.
5.63%, 06/01/2015	5,740,000	5,166,000
8.50%, 02/15/2020	3,195,000	2,939,400
9.00%, 02/15/2020	1,435,000	1,345,313
11.25%, 06/01/2017	2,045,000	2,075,675
Carlson Wagonlit BV
6.88%, 06/15/2019 - 144A	2,030,000	2,050,300
Cinemark USA, Inc.
7.38%, 06/15/2021	540,000	583,200
Greektown Holdings LLC (Escrow Shares)
10.75%, 12/01/2013 (F)	1,495,000	0
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63%, 10/15/2021 - 144A (B)	4,575,000	4,586,437
Inn of the Mountain Gods Resort & Casino
8.75%, 11/30/2020 - 144A (D)	240,000	237,600
MGM Resorts International
5.88%, 02/27/2014	945,000	962,719
6.63%, 12/15/2021	3,185,000	3,296,475
7.75%, 03/15/2022	3,385,000	3,668,494
MISA Investments, Ltd.
8.63%, 08/15/2018 - 144A (A) (D)	1,480,000	1,491,100
Mohegan Tribal Gaming Authority
11.00%, 09/15/2018 - 144A	2,580,000	2,554,200
11.50%, 11/01/2017 - 144A (D)	1,385,000	1,565,050
National CineMedia LLC
6.00%, 04/15/2022	1,045,000	1,065,900
NCL Corp., Ltd.
5.00%, 02/15/2018 - 144A	810,000	807,975
New Cotai LLC / New Cotai Capital Corp.
10.63%, 05/01/2019 - 144A (A)	1,500,000	1,428,281
NPC International, Inc. / NPC Operating Co. A, Inc.
10.50%, 01/15/2020	3,175,000	3,619,500
Playa Resorts Holding BV
8.00%, 08/15/2020 - 144A	985,000	1,039,175
Regal Cinemas Corp.
8.63%, 07/15/2019	1,330,000	1,443,050
Royal Caribbean Cruises, Ltd.
7.25%, 06/15/2016 - 03/15/2018	970,000	1,089,075
Seven Seas Cruises S de RL, LLC
9.13%, 05/15/2019	2,700,000	2,943,000
Station Casinos LLC
7.50%, 03/01/2021	2,270,000	2,400,525
Studio City Finance, Ltd.
8.50%, 12/01/2020 - 144A	6,625,000	7,270,937
Sugarhouse HSP Gaming Prop Mezz, LP / Sugarhouse HSP Gaming Finance Corp.
6.38%, 06/01/2021 - 144A	485,000	463,175
Tunica-Biloxi Gaming Authority
9.00%, 11/15/2015 - 144A (D)	2,435,000	2,203,675
Viking Cruises, Ltd.
8.50%, 10/15/2022 - 144A	1,160,000	1,284,700

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Hotels, Restaurants & Leisure (continued)
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2014 - 144A (D) (F)	$ 1,588,656	$ 746,351
WMG Acquisition Corp.
6.00%, 01/15/2021 - 144A	868,000	900,550
11.50%, 10/01/2018	2,995,000	3,451,737
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.75%, 08/15/2020	1,435,000	1,610,788
Household Durables - 0.6%
Brookfield Residential Properties, Inc.
6.50%, 12/15/2020 - 144A	2,030,000	2,040,150
Libbey Glass, Inc.
6.88%, 05/15/2020	603,000	642,195
SIWF Merger Sub, Inc.
6.25%, 06/01/2021 - 144A	920,000	901,600
Tempur Sealy International, Inc.
6.88%, 12/15/2020	1,065,000	1,112,925
Household Products - 2.2%
Harbinger Group, Inc.
7.88%, 07/15/2019 - 144A	890,000	921,150
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	3,150,000	3,362,625
7.13%, 04/15/2019	1,795,000	1,907,187
7.88%, 08/15/2019	985,000	1,083,500
9.88%, 08/15/2019	4,600,000	4,991,000
Spectrum Brands Escrow Corp.
6.38%, 11/15/2020 - 144A	935,000	974,738
6.63%, 11/15/2022 - 144A	1,360,000	1,411,000
Spectrum Brands, Inc.
6.75%, 03/15/2020	1,345,000	1,429,062
Sun Products Corp.
7.75%, 03/15/2021 - 144A	1,885,000	1,734,200
Independent Power Producers & Energy Traders - 0.9%
AES Corp.
4.88%, 05/15/2023	960,000	897,600
Edison Mission Energy
7.50%, 06/15/2013 (E)	2,750,000	1,801,250
NRG Energy, Inc.
7.88%, 05/15/2021	1,665,000	1,781,550
8.25%, 09/01/2020	2,960,000	3,248,600
Industrial Conglomerates - 0.3%
Amsted Industries, Inc.
8.13%, 03/15/2018 - 144A	2,360,000	2,501,600
Insurance - 0.7%
A-S Co.-Issuer Subsidiary, Inc. / A-S Merger Sub LLC
7.88%, 12/15/2020 - 144A	1,255,000	1,280,100
Hub International, Ltd.
8.13%, 10/15/2018 - 144A	1,300,000	1,451,125
Onex USI Acquisition Corp.
7.75%, 01/15/2021 - 144A	2,955,000	2,955,000
Internet Software & Services - 0.1%
Equinix, Inc.
7.00%, 07/15/2021	1,100,000	1,171,500
IT Services - 0.4%
Alliance Data Systems Corp.
6.38%, 04/01/2020 - 144A	1,000,000	1,035,000
Lender Processing Services, Inc.
5.75%, 04/15/2023	1,425,000	1,462,406
NeuStar, Inc.
4.50%, 01/15/2023	675,000	605,813

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services - 0.6%
Jaguar Holding Co. II / Jaguar Merger Sub, Inc.
9.50%, 12/01/2019 - 144A	$ 4,070,000	$ 4,573,663
Machinery - 0.9%
BC Mountain LLC / BC Mountain Finance, Inc.
7.00%, 02/01/2021 - 144A	1,705,000	1,692,212
CNH Capital LLC
6.25%, 11/01/2016	1,640,000	1,804,000
JMC Steel Group, Inc.
8.25%, 03/15/2018 - 144A	690,000	674,475
Milacron LLC / Mcron Finance Corp.
7.75%, 02/15/2021 - 144A	475,000	490,438
Navistar International Corp.
8.25%, 11/01/2021	2,725,000	2,759,062
Media - 5.5%
Adelphia Communications Corp. (Escrow Certificates)
9.25%, 10/01/2049 (G)	1,305,000	9,788
10.25%, 06/15/2049 - 11/01/2049	1,460,000	10,950
AMC Entertainment, Inc.
8.75%, 06/01/2019	535,000	575,125
AMC Networks, Inc.
4.75%, 12/15/2022	885,000	827,475
7.75%, 07/15/2021	890,000	990,125
Cablevision Systems Corp.
7.75%, 04/15/2018	4,805,000	5,381,600
Catalina Marketing Corp.
10.50%, 10/01/2015 - 144A (A)	2,383,984	2,389,944
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	2,885,000	2,668,625
5.75%, 01/15/2024	1,865,000	1,762,425
6.50%, 04/30/2021	1,125,000	1,141,875
8.13%, 04/30/2020	100,000	108,750
Clear Channel Communications, Inc.
11.25%, 03/01/2021	1,360,000	1,404,200
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	3,450,000	3,514,350
7.63%, 03/15/2020	385,000	394,625
Crown Media Holdings, Inc.
10.50%, 07/15/2019	770,000	860,475
CSC Holdings LLC
6.75%, 11/15/2021	185,000	197,950
DISH DBS Corp.
5.88%, 07/15/2022	1,970,000	1,940,450
6.75%, 06/01/2021	3,215,000	3,379,769
Gannett Co., Inc.
5.13%, 07/15/2020 - 144A	1,135,000	1,112,300
LBI Media, Inc.
10.00%, 04/15/2019 - 144A	1,490,000	1,422,950
13.50%, 04/15/2020 - 144A
(Cash Rate: 4.25%) (A) (D)	157,272	68,422
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75%, 04/01/2021 - 144A	2,800,000	2,968,000
Mediacom LLC / Mediacom Capital Corp.
9.13%, 08/15/2019	935,000	1,021,487
National CineMedia LLC
7.88%, 07/15/2021	3,010,000	3,280,900
Regal Entertainment Group
5.75%, 02/01/2025	720,000	664,200
9.13%, 08/15/2018	778,000	859,690
Sirius XM Radio, Inc.
5.88%, 10/01/2020 - 144A	1,990,000	2,007,412

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Media (continued)
Starz LLC / Starz Finance Corp.
5.00%, 09/15/2019	$ 1,250,000	$ 1,237,500
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 - 144A	2,220,000	2,103,450
Univision Communications, Inc.
5.13%, 05/15/2023 - 144A	1,370,000	1,311,775
Metals & Mining - 2.3%
AK Steel Corp.
8.75%, 12/01/2018	870,000	948,300
ArcelorMittal
6.75%, 02/25/2022	985,000	1,036,713
Eldorado Gold Corp.
6.13%, 12/15/2020 - 144A	3,205,000	3,092,825
FQM Akubra, Inc.
7.50%, 06/01/2021 - 144A	1,310,000	1,342,750
8.75%, 06/01/2020 - 144A	900,000	963,000
IAMGOLD Corp.
6.75%, 10/01/2020 - 144A	1,870,000	1,631,575
KGHM International, Ltd.
7.75%, 06/15/2019 - 144A	2,985,000	3,082,012
New Gold, Inc.
6.25%, 11/15/2022 - 144A	1,300,000	1,264,250
7.00%, 04/15/2020 - 144A	770,000	793,100
Novelis, Inc.
8.38%, 12/15/2017	1,145,000	1,228,012
8.75%, 12/15/2020	2,205,000	2,419,987
SunCoke Energy, Inc.
7.63%, 08/01/2019	1,085,000	1,163,663
Oil, Gas & Consumable Fuels - 9.7%
Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp.
7.75%, 01/15/2021 - 144A	755,000	702,150
Berry Petroleum Co.
6.38%, 09/15/2022	3,050,000	3,065,250
Bonanza Creek Energy, Inc.
6.75%, 04/15/2021	1,780,000	1,797,800
Chesapeake Energy Corp.
5.75%, 03/15/2023	2,075,000	2,080,187
6.13%, 02/15/2021	2,455,000	2,547,062
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc.
6.63%, 11/15/2019	875,000	890,313
Concho Resources, Inc.
5.50%, 04/01/2023	3,800,000	3,752,500
6.50%, 01/15/2022	1,070,000	1,147,575
7.00%, 01/15/2021	1,325,000	1,450,875
Continental Resources, Inc.
4.50%, 04/15/2023	925,000	907,656
5.00%, 09/15/2022	4,215,000	4,241,344
7.13%, 04/01/2021	545,000	609,038
CrownRock, LP / CrownRock Finance, Inc.
7.13%, 04/15/2021 - 144A	1,875,000	1,837,500
CVR Refining LLC / Coffeyville Finance, Inc.
6.50%, 11/01/2022	2,355,000	2,287,294
Denbury Resources, Inc.
8.25%, 02/15/2020	1,360,000	1,492,600
Energy Transfer Equity, LP
7.50%, 10/15/2020	1,585,000	1,695,950
EP Energy LLC / EP Energy Finance, Inc.
9.38%, 05/01/2020	2,490,000	2,801,250
EP Energy LLC / Everest Acquisition Finance, Inc.
6.88%, 05/01/2019	3,385,000	3,613,487
7.75%, 09/01/2022	680,000	737,800

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
EPL Oil & Gas, Inc.
8.25%, 02/15/2018	$ 1,430,000	$ 1,508,650
Frontier Oil Corp.
6.88%, 11/15/2018	445,000	478,375
Harvest Operations Corp.
6.88%, 10/01/2017	645,000	690,150
Kodiak Oil & Gas Corp.
5.50%, 01/15/2021 - 144A	360,000	353,700
8.13%, 12/01/2019	3,020,000	3,299,350
Laredo Petroleum, Inc.
7.38%, 05/01/2022	1,645,000	1,743,700
MEG Energy Corp.
6.38%, 01/30/2023 - 144A	1,870,000	1,832,600
Murphy Oil USA, Inc.
6.00%, 08/15/2023 - 144A	3,680,000	3,661,600
Newfield Exploration Co.
5.63%, 07/01/2024	2,265,000	2,191,387
Oasis Petroleum, Inc.
6.50%, 11/01/2021	755,000	796,525
6.88%, 03/15/2022 - 144A	2,200,000	2,321,000
6.88%, 01/15/2023	2,510,000	2,660,600
PBF Holding Co. LLC / PBF Finance Corp.
8.25%, 02/15/2020	1,565,000	1,619,775
Plains Exploration & Production Co.
6.88%, 02/15/2023	3,510,000	3,764,475
QEP Resources, Inc.
5.25%, 05/01/2023	1,455,000	1,356,788
Range Resources Corp.
6.75%, 08/01/2020	1,320,000	1,422,300
Rosetta Resources, Inc.
5.63%, 05/01/2021	1,610,000	1,529,500
9.50%, 04/15/2018	825,000	888,938
SandRidge Energy, Inc.
7.50%, 03/15/2021	890,000	898,900
8.13%, 10/15/2022	90,000	90,900
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 (G)	2,985,000	59,700
Seven Generations Energy, Ltd.
8.25%, 05/15/2020 - 144A	1,865,000	1,925,612
SM Energy Co.
6.50%, 01/01/2023	1,445,000	1,473,900
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.
7.38%, 02/01/2020 - 144A (D)	465,000	483,600
Tesoro Corp.
5.38%, 10/01/2022	1,905,000	1,819,275
WPX Energy, Inc.
5.25%, 01/15/2017	615,000	648,825
6.00%, 01/15/2022	2,725,000	2,762,469
Paper & Forest Products - 0.5%
Boise Paper Holdings LLC
8.00%, 04/01/2020	445,000	502,850
9.00%, 11/01/2017	1,835,000	1,931,338
Domtar Corp.
10.75%, 06/01/2017	1,540,000	1,933,100
Pharmaceuticals - 1.3%
ENDO Health Solutions, Inc.
7.00%, 07/15/2019 - 12/15/2020	1,930,000	1,983,475
7.25%, 01/15/2022	2,275,000	2,343,250
Valeant Pharmaceuticals International, Inc.
7.50%, 07/15/2021 - 144A	1,945,000	2,095,737
VPI Escrow Corp.
6.38%, 10/15/2020 - 144A	4,365,000	4,539,600

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 1.3%
FTI Consulting, Inc.
6.00%, 11/15/2022	$ 1,045,000	$ 1,037,163
TransUnion Holding Co., Inc.
8.13%, 06/15/2018	1,980,000	2,098,800
9.63%, 06/15/2018	3,545,000	3,837,462
TransUnion LLC / TransUnion Financing Corp.
11.38%, 06/15/2018	3,035,000	3,372,644
Real Estate Investment Trusts - 0.0% (C)
RHP Hotel Properties, LP / RHP Finance Corp.
5.00%, 04/15/2021 - 144A	385,000	360,938
Real Estate Management & Development - 0.3%
CBRE Services, Inc.
6.63%, 10/15/2020	2,470,000	2,636,725
Road & Rail - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
9.75%, 03/15/2020	2,165,000	2,495,163
Watco Cos. LLC / Watco Finance Corp.
6.38%, 04/01/2023 - 144A	950,000	940,500
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC
5.75%, 02/15/2021 - 144A	990,000	1,004,850
Software - 2.6%
Activision Blizzard, Inc.
6.13%, 09/15/2023 - 144A	935,000	939,675
BMC Software Finance, Inc.
8.13%, 07/15/2021 - 144A	2,620,000	2,718,250
First Data Corp.
6.75%, 11/01/2020 - 144A	200,000	207,000
7.38%, 06/15/2019 - 144A	2,535,000	2,668,087
10.63%, 06/15/2021 - 144A	3,210,000	3,258,150
11.25%, 01/15/2021 - 144A	1,725,000	1,802,625
Infor US, Inc.
9.38%, 04/01/2019	1,605,000	1,793,588
Nuance Communications, Inc.
5.38%, 08/15/2020 - 144A	2,220,000	2,097,900
Southern Graphics, Inc.
8.38%, 10/15/2020 - 144A	1,565,000	1,619,775
SSI Investments II, Ltd. / SSI Co.-Issuer LLC
11.13%, 06/01/2018	4,375,000	4,812,500
Specialty Retail - 6.4%
Academy, Ltd.
9.25%, 08/01/2019 - 144A	2,170,000	2,419,550
Burlington Holdings LLC / Burlington Holding Finance, Inc.
9.00%, 02/15/2018 - 144A (A)	2,000,000	2,055,000
Claire’s Stores, Inc.
6.13%, 03/15/2020 - 144A	2,240,000	2,217,600
9.00%, 03/15/2019 - 144A	2,510,000	2,779,825
Express LLC
8.75%, 03/01/2018	5,145,000	5,466,562
Hot Topic, Inc.
9.25%, 06/15/2021 - 144A	3,590,000	3,688,725
L Brands, Inc.
5.63%, 02/15/2022	2,700,000	2,767,500
6.63%, 04/01/2021	4,135,000	4,470,969
8.50%, 06/15/2019	2,650,000	3,160,125
Michaels FinCo Holdings LLC / Michaels FinCo, Inc.
7.50%, 08/01/2018 - 144A (A)	3,875,000	3,923,437
Michaels Stores, Inc.
7.75%, 11/01/2018	450,000	483,750
11.38%, 11/01/2016	658,000	675,279

	Principal	Value
Specialty Retail (continued)
New Academy Finance Co. LLC / New Academy Finance Corp.
8.00%, 06/15/2018 - 144A (A)	$ 3,995,000	$ 4,094,875
Party City Holdings, Inc.
8.88%, 08/01/2020 - 144A	2,320,000	2,494,000
Petco Animal Supplies, Inc.
9.25%, 12/01/2018 - 144A	3,325,000	3,566,063
Petco Holdings, Inc.
8.50%, 10/15/2017 - 144A (A)	3,895,000	3,953,425
Radio Systems Corp.
8.38%, 11/01/2019 - 144A	1,160,000	1,255,700
Sally Holdings LLC / Sally Capital, Inc.
5.75%, 06/01/2022	3,465,000	3,473,663
Textiles, Apparel & Luxury Goods - 0.6%
Levi Strauss & Co.
6.88%, 05/01/2022	1,075,000	1,139,500
PVH Corp.
7.75%, 11/15/2023	2,795,000	3,238,318
Quiksilver, Inc. / QS Wholesale, Inc.
7.88%, 08/01/2018 - 144A	285,000	297,112
10.00%, 08/01/2020 - 144A	190,000	199,975
Trading Companies & Distributors - 1.5%
International Lease Finance Corp.
8.25%, 12/15/2020	2,775,000	3,163,500
8.63%, 09/15/2015 - 01/15/2022	3,555,000	4,026,450
8.75%, 03/15/2017	2,455,000	2,817,112
Rexel SA
5.25%, 06/15/2020 - 144A	2,465,000	2,403,375
Wireless Telecommunication Services - 4.5%
Crown Castle International Corp.
5.25%, 01/15/2023	1,910,000	1,757,200
Digicel Group, Ltd.
10.50%, 04/15/2018 - 144A	1,045,000	1,128,600
Digicel, Ltd.
8.25%, 09/01/2017 - 144A	2,574,000	2,667,307
iPCS, Inc.
3.52%, 05/01/2014 (A)	880,000	880,000
MetroPCS Wireless, Inc.
6.25%, 04/01/2021 - 144A	1,245,000	1,251,225
6.63%, 04/01/2023 - 144A	2,670,000	2,676,675
NII International Telecom SCA
7.88%, 08/15/2019 - 144A	1,895,000	1,719,713
SBA Communications Corp.
5.63%, 10/01/2019	1,110,000	1,090,575
Softbank Corp.
4.50%, 04/15/2020 - 144A	4,700,000	4,516,700
Sprint Communications, Inc.
6.00%, 11/15/2022	4,200,000	3,864,000
7.00%, 08/15/2020	775,000	788,563
9.00%, 11/15/2018 - 144A	6,075,000	7,122,937
9.13%, 03/01/2017	995,000	1,144,250
Sprint Corp.
7.25%, 09/15/2021 - 144A	1,940,000	1,959,400
7.88%, 09/15/2023 - 144A	4,520,000	4,610,400

Total Corporate Debt Securities (cost $719,918,854)		739,207,353

CONVERTIBLE BONDS - 0.0% (C)
Independent Power Producers & Energy Traders - 0.0%
Mirant Corp. (Escrow Certificates)
Series 4, Class A
2.50%, 06/15/2021 (F)	1,220,000	0

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Media - 0.0% (C)
Mood Media Corp.
Series 1
10.00%, 10/31/2015 (D) (F) (H)	$ 7,000	$ 3,878

Total Convertible Bonds (cost $2,350)		3,878

LOAN ASSIGNMENTS - 5.2%
Aerospace & Defense - 0.2%
Sequa Corp., Tranche B
5.25%, 06/19/2017 (G)	1,588,000	1,590,647
Chemicals - 0.6%
Ineos US Finance LLC
4.00%, 05/04/2018 (G)	3,921,436	3,876,504
Tronox Pigments BV
4.50%, 03/19/2020 (G)	1,097,250	1,102,584
Commercial Services & Supplies - 0.1%
Rural/Metro Corp.
5.75%, 06/29/2018 (G)	598,469	566,302
Diversified Consumer Services - 0.1%
Education Management LLC, Extended
4.25%, 06/01/2016 (G)	1,190,174	1,109,837
Diversified Financial Services - 0.2%
Alixpartners LLP, 2nd Lien
9.00%, 07/02/2021 (G)	250,000	253,750
Nuveen Investments, Inc., 2nd Lien
6.50%, 02/28/2019 (G)	1,700,000	1,687,250
Food Products - 0.1%
New HB Acquisition LLC
6.75%, 04/09/2020 (G)	700,000	717,500
Hotels, Restaurants & Leisure - 0.8%
Hilton Worldwide Finance, LLC
- , 09/23/2020 (I)	2,300,000	2,295,209
Regent Seven Seas, Tranche B
4.75%, 12/21/2018 (G)	2,587,250	2,600,186
WMG Acquisition Corp.
3.75%, 07/01/2020 (G)	1,700,000	1,690,084
Household Products - 0.3%
Sun Products Corp.
5.50%, 03/23/2020 (G)	2,786,000	2,690,811
Insurance - 0.7%
Asurion LLC
3.50%, 07/08/2020 (G)	1,296,750	1,249,338
Lone Star Intermediate Super Holdings LLC, Tranche B
11.00%, 09/02/2019 (G)	4,300,000	4,482,750
Machinery - 0.3%
Pacific Industrial Service, 2nd Lien
- , 03/20/2019 (I)	2,300,000	2,311,500
Media - 0.2%
McGraw-Hill Global Education Holdings LLC
9.00%, 03/22/2019 (G)	1,791,000	1,809,806
Metals & Mining - 0.8%
FMG Resources PTY Ltd.
5.25%, 10/18/2017 (G)	6,147,900	6,166,067
Oil, Gas & Consumable Fuels - 0.3%
EP Energy LLC Tranche B3
3.50%, 05/24/2018 (G)	1,666,667	1,654,167
Rice Energy LLC, Second Lien
- , 10/25/2018 (G) (I)	1,200,000	1,188,000

	Principal	Value
CONVERTIBLE BONDS (continued)
Pharmaceuticals - 0.3%
Aptalis Pharma, Inc., Tranche B
Series 2010-3A, Class A
6.25%, 02/10/2017 (G)	$ 2,334,000	$ 2,332,541
Transportation Infrastructure - 0.2%
CEVA Group PLC, Extended
5.27%, 08/31/2016 (G)	534,207	504,158
CEVA Group PLC, Extended EGL
5.27%, 08/31/2016 (G)	958,861	904,925
CEVA Group PLC, Extended Synthetic
5.25%, 08/31/2016 (G)	535,304	505,193

Total Loan Assignments (cost $42,833,184)		43,289,109

STRUCTURED NOTES DEBT - 0.5%
Diversified Consumer Services - 0.1%
Education Management LLC / Education Management Finance Corp.
15.00%, 07/01/2018 (J)	1,131,134	1,210,313
Media - 0.4%
Catalina Marketing Corp.
Series 2005-1A, Class A2
11.63%, 10/01/2017 - 144A (A) (D) (J)	2,828,000	2,941,120

Total Structured Notes Debt (cost $3,976,518)		4,151,433

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.0%
Electronic Equipment & Instruments - 0.3%
Lucent Technologies Capital Trust I, 7.75%	2,375	2,405,875
Health Care Equipment & Supplies - 0.4%
Alere, Inc. - Series B, 3.00% (K)	11,750	3,049,125
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., 4.50% (K)	12,015	1,062,847
Chesapeake Energy Corp. 144A, 5.75% (K)	1,580	1,778,488

Total Convertible Preferred Stocks (cost $7,801,839)		8,296,335

COMMON STOCKS - 0.3%
Building Products - 0.3%
Panolam Holdings Co. - GDR (D) (F) (H) (L)	1,803	2,366,780
Hotels, Restaurants & Leisure - 0.0% (C)
Greektown Superholdings, Inc. - Class A1 (L)	1,131	1
Independent Power Producers & Energy Traders - 0.0%
Mirant Corp. (Escrow Certificates) (F) (L)	550,000	0
Media - 0.0% (C)
New Cotai LLC / New Cotai Capital Corp. - Class B (F) (L)	6	185,250

Total Common Stocks (cost $3,372,494)		2,552,031

RIGHT - 0.2%
Hotels, Restaurants & Leisure - 0.2%
BLB Contingent Value Rights (D) (H) (L)	2,010	1,206,000

Total Right (cost $2,010,000)		1,206,000

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
WARRANTS - 0.0% (C)
Food Products - 0.0% (C)
American Seafoods Group LLC (L)	$ 1,265	$ 126,500
Expiration: 05/15/2018
Exercise Price: $0.00
Media - 0.0%
Reader’s Digest Association, Inc. (F) (L)	13,112	0

Expiration: 02/19/2014
Exercise Price: $47.35
Total Warrants (cost $ - )		126,500

INVESTMENT COMPANY - 0.0%
Diversified Financial Services - 0.0%
Adelphia Recovery Trust - Series ACC1 (F) (L)	2,697,805	0

Total Investment Company (cost $2,633,431)		0

Principal	Value
REPURCHASE AGREEMENT - 3.3%

State Street Bank & Trust Co. 0.01% (M), dated 09/30/2013, 10/01/2013. to be repurchased at $27,228,646 on 10/01/2013. Collateralized by U.S. Government Agency Obligations, 3.50%, due 10/15/2040 - 11/15/2040, and with a total value of $27,775,586.

$ 27,228,638	$ 27,228,638

Total Repurchase Agreement (cost $27,228,638)	27,228,638

Total Investment Securities (cost $809,777,308) (N)	826,061,277
Other Assets and Liabilities - Net	1,689,978

Net Assets	$ 827,751,255

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	Percentage rounds to less than 0.1%.
(D)	Illiquid. Total aggregate market value of illiquid securities is $15,185,409, or 1.83% of the portfolio’s net assets.
(E)	In default.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $3,302,259, or 0.40% of the portfolio’s net assets.
(G)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(H)	Restricted security. At September 30, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Bonds	Mood Media Corp. - Series 1	07/30/2012	$2,350	$3,878	0.00	%(O)
Common Stocks	Panolam Holdings Co.	11/29/2009	3,079,799	2,366,780	0.29
Right	BLB Contingent Value Rights	11/22/2010	2,010,000	1,206,000	0.14

			$5,092,149	$3,576,658	0.43%

(I)	All or portion of this security represents unsettled loan commitments at September 30, 2013 where the rate will be determined at time of settlement.
(J)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.
(K)	The security has a perpetual maturity. The date shown is the next call date.
(L)	Non-income producing security.
(M)	Rate shown reflects the yield at September 30, 2013.
(N)	Aggregate cost for federal income tax purposes is $809,777,308. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $32,479,598 and $16,195,629, respectively. Net unrealized appreciation for tax purposes is $16,283,969.
(O)	Percentage rounds to less than 0.01%.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $329,485,390, or 39.80% of the portfolio’s net assets.
GDR	Global Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (P)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Corporate Debt Securities
Aerospace & Defense	$—	$8,820,500	$—	$8,820,500
Air Freight & Logistics	—	2,089,800	—	2,089,800
Auto Components	—	5,784,140	—	5,784,140
Automobiles	—	3,152,800	—	3,152,800
Beverages	—	3,921,713	—	3,921,713
Biotechnology	—	3,418,068	—	3,418,068
Building Products	—	8,164,612	—	8,164,612
Capital Markets	—	1,179,025	—	1,179,025
Chemicals	—	15,336,625	—	15,336,625
Commercial Banks	—	2,031,175	—	2,031,175
Commercial Services & Supplies	—	26,845,684	—	26,845,684
Communications Equipment	—	12,852,411	—	12,852,411
Computers & Peripherals	—	4,084,050	—	4,084,050
Consumer Finance	—	17,520,235	—	17,520,235
Containers & Packaging	—	11,691,637	—	11,691,637
Distributors	—	5,487,981	—	5,487,981
Diversified Consumer Services	—	9,439,200	—	9,439,200
Diversified Financial Services	—	17,496,514	—	17,496,514
Diversified Telecommunication Services	—	38,811,668	—	38,811,668
Electric Utilities	—	651,200	—	651,200
Electronic Equipment & Instruments	—	366,700	—	366,700
Energy Equipment & Services	—	21,224,659	—	21,224,659
Food & Staples Retailing	—	3,501,293	—	3,501,293
Food Products	—	8,675,746	—	8,675,746
Gas Utilities	—	8,064,587	—	8,064,587
Health Care Equipment & Supplies	—	34,115,150	—	34,115,150
Health Care Providers & Services	—	31,525,012	—	31,525,012
Health Care Technology	—	3,906,281	—	3,906,281
Hotels, Restaurants & Leisure	—	66,642,731	746,351	67,389,082
Household Durables	—	4,696,870	—	4,696,870
Household Products	—	17,814,462	—	17,814,462
Independent Power Producers & Energy Traders	—	7,729,000	—	7,729,000
Industrial Conglomerates	—	2,501,600	—	2,501,600
Insurance	—	5,686,225	—	5,686,225
Internet Software & Services	—	1,171,500	—	1,171,500
IT Services	—	3,103,219	—	3,103,219
Life Sciences Tools & Services	—	4,573,663	—	4,573,663
Machinery	—	7,420,187	—	7,420,187
Media	—	45,616,587	—	45,616,587
Metals & Mining	—	18,966,187	—	18,966,187
Oil, Gas & Consumable Fuels	—	79,940,225	—	79,940,225
Paper & Forest Products	—	4,367,288	—	4,367,288
Pharmaceuticals	—	10,962,062	—	10,962,062
Professional Services	—	10,346,069	—	10,346,069
Real Estate Investment Trusts	—	360,938	—	360,938
Real Estate Management & Development	—	2,636,725	—	2,636,725
Road & Rail	—	3,435,663	—	3,435,663
Semiconductors & Semiconductor Equipment	—	1,004,850	—	1,004,850
Software	—	21,917,550	—	21,917,550
Specialty Retail	—	52,946,048	—	52,946,048
Textiles, Apparel & Luxury Goods	—	4,874,905	—	4,874,905
Trading Companies & Distributors	—	12,410,437	—	12,410,437
Wireless Telecommunication Services	—	37,177,545	—	37,177,545
Convertible Bonds
Independent Power Producers & Energy Traders	—	—	0	0
Media	—	—	3,878	3,878
Loan Assignments	—	43,289,109	—	43,289,109

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (P) (continued)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
Structured Notes Debt	$—	$4,151,433	$—	$4,151,433
Convertible Preferred Stocks	8,296,335	—	—	8,296,335
Common Stocks
Building Products	—	—	2,366,780	2,366,780
Hotels, Restaurants & Leisure	1	—	—	1
Independent Power Producers & Energy Traders	—	—	0	0
Media	—	—	185,250	185,250
Right	1,206,000	—	—	1,206,000
Warrants
Food Products	126,500	—	—	126,500
Media	—	—	0	0
Investment Company
Diversified Financial Services	—	—	0	0
Repurchase Agreement	—	27,228,638	—	27,228,638

Total Investment Securities	$9,628,836	$813,130,182	$3,302,259	$826,061,277

(P)	Transfers between levels are considered to have occurred at the end of the reporting period. As of period ended September 30, 2013, securities with fair market value of $1,206,000 transferred from Level 2 to Level 1 due to availability of unadjusted quoted prices. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases (Q)	Sales (R)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (S)	Transfers into Level 3	Transfer out of Level 3	Ending Balance at September 30, 2013 (T)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 (S)
Convertible Bonds	$7,252	$—	$—	$1,670	$—	$(5,044)	$—	$—	$3,878	$(4,469)
Corporate Debt Securities	1,059,269	—	(366,983)	(2,945)	(2,124,177)	2,181,187	—	—	746,351	5,984
Common Stocks	3,182,619	185,250	—	—	—	(815,839)	—	—	2,552,030	(815,839)
Investment Company	0	—	—	—	—	—	—	—	0	—
Preferred Corporate Debt	0	—	0	—	(3,758,574)	3,758,574	—	—	—	—
Warrants	0	—	—	—	—	—	—	—	0	—

Total	$4,249,140	$185,250	$(366,983)	$(1,275)	$(5,882,751)	$5,118,878	$—	$—	$3,302,259	$(814,324)

(Q)	Purchases include all purchases of securities and securities received in corporate actions.
(R)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(S)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(T)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 4.6%
U.S. Treasury Bond
2.75%, 11/15/2042	$ 5,000	$ 4,138
3.63%, 08/15/2043	735,000	726,502
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	160,236	137,139
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	576,840	561,157
0.38%, 07/15/2023	1,204,512	1,198,302
U.S. Treasury Note
0.25%, 09/30/2015	145,000	144,785
0.38%, 08/31/2015	240,000	240,281
1.38%, 09/30/2018	130,000	129,909
1.50%, 08/31/2018	150,000	150,996
1.63%, 11/15/2022	68,000	62,958
2.13%, 08/31/2020	615,000	620,429
2.50%, 08/15/2023	1,240,100	1,227,506

Total U.S. Government Obligations (cost $5,251,606)		5,204,102

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.1%
Fannie Mae
2.97%, 03/01/2041 (A)	38,632	40,293
3.00%, 02/01/2043 - 06/01/2043	935,665	915,119
3.15%, 03/01/2041 (A)	32,654	33,973
3.23%, 12/01/2040 (A)	44,940	47,098
3.50%, 09/01/2041 (A)	62,464	65,252
3.50%, 08/01/2043	398,373	406,118
4.00%, 02/01/2025 - 09/01/2043	1,015,360	1,070,045
4.50%, 02/01/2025 - 09/01/2043	839,495	895,540
5.00%, 09/01/2033 - 11/01/2040	511,324	555,796
5.50%, 09/01/2036 - 08/01/2037	288,871	315,477
6.00%, 02/01/2038 - 12/01/2038	106,159	116,128
6.50%, 05/01/2040	213,207	235,642
Fannie Mae, IO
2.53%, 01/25/2022 (A)	178,757	24,236
Fannie Mae, TBA
2.50%	900,000	905,062
3.00%	800,000	810,718
3.50%	200,000	211,031
4.00%	200,000	209,781
4.50%	600,000	640,203
6.00%	300,000	328,078
Farmer Mac Guaranteed Notes Trust
Series 2007-1
5.13%, 04/19/2017 - 144A	350,000	398,874
Freddie Mac
2.64%, 01/25/2023	185,000	175,980
3.00%, 03/01/2043	97,618	95,098
3.03%, 02/01/2041 (A)	47,007	49,107
3.25%, 04/25/2023 (A)	110,000	109,555
3.30%, 04/25/2023 (A)	155,000	154,705
3.31%, 05/25/2023 (A)	100,000	99,642
4.50%, 10/01/2041	378,167	402,272
Freddie Mac, IO
1.03%, 10/25/2022 (A)	558,841	35,158
1.65%, 06/25/2022 (A)	378,381	37,790
1.69%, 12/25/2018 (A)	278,276	19,058
1.91%, 05/25/2019 (A)	218,900	18,240
Freddie Mac, TBA
2.50%	200,000	201,156
3.00%	300,000	297,984
3.50%	1,460,000	1,481,900
4.00%	400,000	417,343

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, TBA (continued)
4.50%	$ 100,000	$ 106,109
5.00%	400,000	430,672
5.50%	100,000	108,344
FREMF Mortgage Trust
Series 2012-K23, Class B
3.78%, 10/25/2045 - 144A (A)	40,000	35,980
Series 2012-K706, Class C
4.16%, 11/25/2044 - 144A (A)	20,000	18,946
Series 2012-K711, Class B
3.68%, 08/25/2045 - 144A (A)	50,000	48,186
Series 2013-K712, Class B
3.48%, 05/25/2045 - 144A (A)	110,000	103,389
Ginnie Mae
1.33%, 11/20/2059 (A)	436,189	442,994
4.00%, 11/20/2040 - 09/15/2042	493,886	524,075
4.50%, 05/20/2041 - 02/15/2042	821,490	889,086
5.00%, 12/15/2040	85,712	93,443
Ginnie Mae, IO
1.01%, 02/16/2053 (A)	309,889	23,058
Ginnie Mae, TBA
3.00%	500,000	494,141
3.50%	600,000	618,938
4.00%	100,000	105,844
4.50%	200,000	214,687
5.00%	300,000	325,922
5.50%	200,000	218,969
Resolution Funding Corp., Interest STRIPS
Zero Coupon, 07/15/2018 - 10/15/2018	500,000	462,698

Total U.S. Government Agency Obligations (cost $16,862,261)		17,084,933

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazilian Government International Bond
7.13%, 01/20/2037	25,000	29,375
Mexico Government International Bond
4.00%, 10/02/2023 (B)	180,000	178,875
Poland Government International Bond
Series 2013-NPL1, Class A
5.00%, 03/23/2022	40,000	43,020
Russian Federation
7.50%, 03/31/2030 - Reg S (C)	89,375	105,327
South Africa Government International Bond
5.50%, 03/09/2020	100,000	107,375

Total Foreign Government Obligations (cost $467,073)		463,972

MORTGAGE-BACKED SECURITIES - 6.3%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.02%, 02/25/2035 (A)	45,889	45,408
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.86%, 06/10/2049 (A)	112,500	123,145
Banc of America Large Loan, Inc.
Series 2010-UB4, Class A4A
5.04%, 12/20/2041 - 144A (A)	91,869	94,360
Banc of America Merrill Lynch Commercial
Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (A)	10,000	10,451
Series 2007-3, Class A4
5.86%, 06/10/2049 (A)	60,000	66,788
Series 2007-3, Class AM
5.86%, 06/10/2049 (A)	55,000	60,776

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	$ 100,000	$ 94,925
Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class A3
5.74%, 06/11/2050	73,621	75,895
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	110,235	121,437
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	72,072	79,504
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (A)	69,412	77,405
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.39%, 12/25/2046 (A)	433,039	56,488
Citigroup Commercial Mortgage Trust
0.80%, 01/12/2018	1,303,598	38,786
3.01%, 01/12/2018	250,000	243,999
Series 2005-C3, Class AJ
4.96%, 05/15/2043 (A)	90,000	91,260
Citigroup Commercial Mortgage Trust, IO
Series 2013-GC15, Class XA
1.31%, 09/10/2046 (A) (D)	395,000	29,984
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AM
5.35%, 12/10/2046	55,000	60,288
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	100,000	96,256
Commercial Mortgage Pass-Through Certificates, IO
Series 2013-CR10, Class XA
1.22%, 08/10/2046 (A)	1,608,386	99,746
Series 2013-CR6, Class XA
1.70%, 03/10/2046 (A)	725,907	57,861
Series 2013-CR7, Class XA
1.76%, 03/10/2046 (A)	498,373	45,764
Series 2013-LC6, Class XA
1.95%, 01/10/2046 (A)	773,228	77,411
Commercial Mortgage Trust
Series 2007-GG11, Class A4
5.74%, 12/10/2049	30,000	33,696
Countrywide Alternative Loan Trust
Series 2007-22, Class 2A16
6.50%, 09/25/2037	304,754	235,010
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C3, Class AJ
4.77%, 07/15/2037	10,000	10,404
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class AM
5.99%, 06/15/2038 (A)	40,000	43,483
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (A)	90,000	100,776
Series 2010-RR2, Class 2A
5.95%, 09/15/2039 - 144A (A)	120,000	132,862
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	156,621	156,549
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (A)	99,624	99,471

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GE Capital Commercial Mortgage Corp.
Series 2007-C1, Class AAB
5.48%, 12/10/2049	$ 63,964	$ 66,836
GMAC Mortgage Corp., Loan Trust
Series 2005-AR1, Class 3A
3.45%, 03/18/2035 (A)	317,517	303,573
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (A)	35,000	38,098
Series 2007-GG9, Class AM
5.48%, 03/10/2039	25,000	26,341
GS Mortgage Securities Corp. II
Series 2012-SHOP, Class A
2.93%, 06/05/2031 - 144A	110,000	110,577
Series 2013-KING, Class E
3.55%, 12/10/2027 - 144A (A)	100,000	87,971
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.92%, 02/10/2046 (A)	991,285	109,316
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (A)	1,000,000	66,623
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	45,000	43,022
Series 2006-GG8, Class AM
5.59%, 11/10/2039	20,000	21,670
Series 2007-GG10, Class A1A
5.99%, 08/10/2045 (A)	73,886	81,671
Impac CMB Trust
Series 2004-6, Class 1A1
0.98%, 10/25/2034 (A)	141,527	121,081
IndyMac INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
3.07%, 09/25/2037 (A)	262,033	234,615
IndyMac Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.55%, 08/25/2037 (A)	290,934	239,718
JPMBB Commercial Mortgage Securities Trust, IO
Series 2013-C14, Class XA
1.20%, 08/15/2046 (A)	998,837	53,338
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	107,425	108,340
Series 2006-CB14, Class AM
5.63%, 12/12/2044 (A)	70,000	75,639
Series 2006-LDP9, Class AM
5.37%, 05/15/2047	20,000	21,401
Series 2007-CB18, Class A3
5.45%, 06/12/2047	27,548	27,997
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (A)	154,418	166,823
Series 2013-C10, Class C
4.30%, 12/15/2047 (A)	30,000	27,920
Series 2013-LC11, Class C
3.96%, 04/15/2046 (A)	20,000	17,925
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (A)	140,978	155,812
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (A)	129,155	146,089
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	82,505	91,653

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (A)	$ 40,000	$ 41,479
Series 2007-C7, Class A3
5.87%, 09/15/2045 (A)	37,989	42,504
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.82%, 10/25/2028 (A)	96,576	95,528
Series 2004-A3, Class 4A3
5.05%, 05/25/2034 (A)	75,886	75,020
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.46%, 11/12/2037 (A)	55,000	57,765
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	200,000	223,840
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.76%, 04/12/2049 (A)	60,238	61,389
Series 2007-HQ12, Class AM
5.76%, 04/12/2049 (A)	85,000	90,244
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	137,288	151,506
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	30,000	32,125
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (A)	52,588	57,781
Series 2007-IQ15, Class AM
6.11%, 06/11/2049 (A)	60,000	64,361
Morgan Stanley Capital I Trust, IO
Series 2012-C4, Class XA
2.86%, 03/15/2045 - 144A (A)	499,378	64,143
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	34,492	34,551
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	68,297	68,769
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	140,000	138,618
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.59%, 01/11/2037 - 144A (A)	130,000	108,019
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	6,785	6,785
STRIPs, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A	75,088	73,962
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.88%, 01/19/2034 (A)	202,603	195,625
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
6.12%, 02/15/2051	240,000	265,221
Series 2007-C33, Class AJ
6.12%, 02/15/2051 (A)	55,000	52,834
WF-RBS Commercial Mortgage Trust, IO
Series 2012-C10, Class XA
1.99%, 12/15/2045 - 144A (A)	454,864	51,084
Series 2013-C15, Class XA
0.87%, 08/15/2046 (A)	539,556	23,750

Total Mortgage-Backed Securities (cost $7,484,665)		7,081,140

	Principal	Value
ASSET-BACKED SECURITIES - 6.3%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	$ 40,000	$ 41,521
Series 2012-2, Class C
2.64%, 10/10/2017	40,000	40,832
Series 2012-3, Class C
2.42%, 05/08/2018	40,000	40,599
Series 2012-5, Class C
1.69%, 11/08/2018	25,000	24,833
Series 2013-4, Class B
1.66%, 09/10/2018	50,000	50,093
Series 2013-4, Class C
2.72%, 09/09/2019	20,000	20,227
Series 2013-4, Class D
3.31%, 10/08/2019	25,000	25,084
AUTO Asset-Backed Securities Srl
Series 2012-2, Class A
2.80%, 04/27/2025 - Reg S	EUR 63,425	86,554
Avis Budget Rental Car Funding AESOP LLC
Series 2010-3A, Class A
4.64%, 05/20/2016 - 144A	$ 100,000	105,172
CHLUPA Trust
Series 2013-VM, Class A
3.33%, 08/15/2020 - 144A	100,814	100,813
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	40,000	39,927
Ford Credit Floorplan Master Owner Trust
Series 2012-1, Class C
1.68%, 01/15/2016 (A)	100,000	100,284
Series 2012-1, Class D
2.28%, 01/15/2016 (A)	100,000	100,356
Series 2012-4, Class D
2.09%, 09/15/2016	100,000	100,586
Hertz Vehicle Financing LLC
Series 2009-2A, Class A2
5.29%, 03/25/2016 - 144A	120,000	126,475
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class B2
2.48%, 10/15/2045 - 144A	100,000	101,030
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	210,000	209,286
Series 2013-T1, Class B1
1.25%, 01/15/2044 - 144A	100,000	99,940
Series 2013-T3, Class A3
1.79%, 05/15/2046 - 144A	215,000	211,582
Series 2013-T4, Class AT4
1.18%, 08/15/2044 - 144A	100,000	99,940
Series 2013-T6, Class AT6
1.29%, 09/15/2044 - 144A	80,000	80,000
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	30,000	30,537
Nationstar Agency Advance Funding Trust
Series T2A, Class AT2
1.89%, 02/18/2048 - 144A	110,000	106,819
Series T2A, Class CT2
3.23%, 02/18/2048 - 144A	150,000	151,167
Nationstar Mortgage Advance Receivable Trust
Series 2013-T1A, Class A1
1.08%, 06/20/2044 - 144A	120,000	119,955
Series 2013-T2A, Class A2
1.68%, 06/20/2046 - 144A	175,000	174,750

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.91%, 11/25/2024 (A)	$ 100,000	$ 105,138
PFS Financing Corp.
Series 2012-AA, Class A
1.38%, 02/15/2016 - 144A (A)	100,000	100,168
Series 2013-AA, Class B
1.28%, 02/15/2018 - 144A (A)	100,000	99,534
Prestige Auto Receivables Trust
Series 2011-1A, Class D
5.18%, 07/16/2018 - 144A	100,000	103,577
Series 2013-1A, Class A2
1.09%, 02/15/2018 - 144A	97,565	97,708
Santander Drive Auto Receivables Trust
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	55,058	55,196
Series 2012-1, Class B
2.72%, 05/16/2016	25,000	25,389
Series 2012-1, Class C
3.78%, 11/15/2017	35,000	35,786
Series 2012-3, Class B
1.94%, 12/15/2016	85,000	85,944
Series 2012-3, Class C
3.01%, 04/16/2018	110,000	112,909
Series 2012-4, Class C
2.94%, 12/15/2017	20,000	20,393
Series 2012-5, Class B
1.56%, 08/15/2018	55,000	55,466
Series 2012-5, Class C
2.70%, 08/15/2018	25,000	25,157
Series 2012-6, Class B
1.33%, 05/15/2017	45,000	45,073
Series 2012-6, Class C
1.94%, 03/15/2018	30,000	29,783
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	120,000	119,703
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	245,000	239,754
Series 2013-2, Class B
1.33%, 03/15/2018	120,000	118,848
Series 2013-3, Class B
1.19%, 05/15/2018	105,000	103,663
Series 2013-4, Class B
2.16%, 01/15/2020	60,000	61,036
Series 2013-4, Class C
3.25%, 01/15/2020	50,000	50,779
Series 2013-A, Class A2
0.80%, 10/17/2016 - 144A	35,000	34,966
Series 2013-A, Class A3
1.02%, 01/16/2018 - 144A	135,000	134,945
Series 2013-A, Class B
1.89%, 10/15/2019 - 144A	75,000	74,983
Series 2013-A, Class C
3.12%, 10/15/2019 - 144A	30,000	30,033
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	20,000	20,041
Scholar Funding Trust
Series 2011-A, Class A
1.16%, 10/28/2043 - 144A (A)	102,929	102,365
Series 2013-A, Class A
0.83%, 01/30/2045 - 144A (A)	203,600	201,801
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.44%, 07/15/2036 (A)	125,000	121,464

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Credit Student Loan Trust
Series 2004-B, Class B
0.72%, 09/15/2033 (A)	$ 6,745	$ 5,823
SLM Private Education Loan Trust
Series 2012-E, Class A2B
1.93%, 06/15/2045 - 144A (A)	145,000	147,336
Series 2013-B, Class A1
0.83%, 07/15/2022 - 144A (A)	90,542	90,146
Series 2013-B, Class A2A
1.85%, 06/17/2030 - 144A	100,000	96,669
SLM Student Loan Trust
Series 2004-B, Class A2
0.45%, 06/15/2021 (A)	197,655	194,300
Series 2005-B, Class A2
0.43%, 03/15/2023 (A)	48,806	47,692
Series 2012-A, Class A1
1.58%, 08/15/2025 - 144A (A)	66,833	67,350
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	100,000	104,413
Series 2012-C, Class A1
1.28%, 08/15/2023 - 144A (A)	133,295	133,855
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	135,000	140,152
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	160,000	164,775
Series 2012-E, Class A1
0.93%, 10/16/2023 - 144A (A)	76,173	76,067
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	170,000	166,162
Series 2013-A, Class A2B
1.23%, 05/17/2027 - 144A (A)	150,000	148,264
Series 2013-C, Class A1
1.03%, 02/15/2022 - 144A (A)	115,000	115,001
Series 2013-C, Class A2A
2.94%, 10/15/2031 - 144A	100,000	99,976
Series 2013-C, Class A2B
1.68%, 10/15/2031 - 144A (A)	100,000	100,001
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	204,910	203,373
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	110,000	109,245
Series 2012-D, Class A
2.15%, 04/17/2023	145,000	141,401

Total Asset-Backed Securities (cost $7,144,935)		7,151,965

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
New York City Water & Sewer System
5.38%, 06/15/2043	45,000	47,768
5.50%, 06/15/2043	55,000	58,839

Total Municipal Government Obligations (cost $98,599)		106,607

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
Capital Markets - 0.0% (E)
State Street Capital Trust IV
1.25%, 06/15/2037 (A)	10,000	7,800
Commercial Banks - 0.1%
Fifth Third Capital Trust IV
6.50%, 04/15/2037 (A)	65,000	64,675

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.0% (E)
Lehman Brothers Holdings Capital Trust VII,
Series MTN
5.86%, 10/31/2013 (D) (F) (G) (H)	$ 200,000	$ 20
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/2065 (D) (G)	120,000	12

Total Preferred Corporate Debt Securities (cost $339,009)		72,507

CORPORATE DEBT SECURITIES - 8.7%
Automobiles - 0.0% (E)
General Motors Co.
4.88%, 10/02/2023 - 144A	30,000	29,325
6.25%, 10/02/2043 - 144A	20,000	19,700
General Motors Corp. (Escrow Shares)
8.25%, 07/15/2023 (D)	453,000	0
Capital Markets - 0.3%
Goldman Sachs Group, Inc.
3.63%, 01/22/2023 (I)	105,000	100,407
5.75%, 01/24/2022	79,000	87,583
Morgan Stanley
3.80%, 04/29/2016	100,000	105,252
Chemicals - 0.1%
LYB International Finance BV
4.00%, 07/15/2023	25,000	24,784
5.25%, 07/15/2043	2,000	1,967
LyondellBasell Industries NV
5.00%, 04/15/2019	60,000	66,045
Commercial Banks - 0.4%
Caixa Economica Federal
2.38%, 11/06/2017 - 144A	150,000	140,250
Glitnir Banki HF
6.33%, 07/28/2011 - 144A (G)	160,000	50,200
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016 - 144A	200,000	205,400
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A (G) (H)	140,000	12,075
Commercial Services & Supplies - 0.1%
United Rentals North America, Inc.
7.63%, 04/15/2022	100,000	108,750
Communications Equipment - 0.0% (E)
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023	47,000	42,381
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
7.00%, 11/15/2020 - 144A	200,000	192,000
Rock Tenn Co.
4.00%, 03/01/2023	14,000	13,564
Diversified Financial Services - 0.9%
Bank of America Corp.
4.10%, 07/24/2023	155,000	154,037
Bank of America Corp., Series MTN
3.30%, 01/11/2023	190,000	177,985
Citigroup, Inc.
4.45%, 01/10/2017	30,000	32,483
4.50%, 01/14/2022	70,000	73,362
Ford Motor Credit Co., LLC
5.00%, 05/15/2018	200,000	219,110
JPMorgan Chase & Co.
3.20%, 01/25/2023	70,000	65,486
3.25%, 09/23/2022	29,000	27,358
5.15%, 05/01/2023 (A) (F)	33,000	28,875

	Principal	Value
Diversified Financial Services (continued)
Kaupthing Bank Hf
7.63%, 02/28/2015 - 144A (G)	$ 710,000	$ 182,825
Series 6A, Class A1A
7.13%, 05/19/2016 - 144A (D) (G)	130,000	0
Lehman Brothers Holdings Prod (Escrow shares)
1.00%, 02/06/2049 - 144A (H)	100,000	26,000
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017 (D) (H)	480,000	0
Diversified Telecommunication Services - 0.8%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (I)	54,000	57,780
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	21,420
Verizon Communications, Inc.
2.45%, 11/01/2022 (I)	40,000	35,467
3.65%, 09/14/2018	245,000	258,155
3.85%, 11/01/2042 (I)	202,000	159,509
5.15%, 09/15/2023	176,000	188,635
6.55%, 09/15/2043	209,000	235,948
Electric Utilities - 0.5%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	37,000	37,785
8.88%, 11/15/2018	7,000	8,979
Duke Energy Carolinas LLC
4.25%, 12/15/2041	50,000	47,083
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/2020	336,000	354,060
Georgia Power Co.
3.00%, 04/15/2016	100,000	104,289
Jersey Central Power & Light Co.
7.35%, 02/01/2019	30,000	35,988
Trans-Allegheny Interstate Line Co.
4.00%, 01/15/2015 - 144A	30,000	30,979
Energy Equipment & Services - 0.5%
Enterprise Products Operating LLC
4.45%, 02/15/2043	30,000	26,540
Noble Holding International, Ltd.
3.95%, 03/15/2022	10,000	9,646
5.25%, 03/15/2042 (I)	55,000	50,084
Transocean, Inc.
2.50%, 10/15/2017 (I)	100,000	100,268
5.05%, 12/15/2016	60,000	65,753
6.00%, 03/15/2018	237,000	267,044
6.50%, 11/15/2020	55,000	61,393
Food & Staples Retailing - 0.0% (E)
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	35,000	31,202
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
2.65%, 10/01/2018	16,000	16,007
Edwards Lifesciences Corp.
2.88%, 10/15/2018 (B)	81,000	80,681
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.
5.45%, 06/15/2021	56,000	62,205
Tenet Healthcare Corp.
6.25%, 11/01/2018	55,000	58,712
UnitedHealth Group, Inc.
3.38%, 11/15/2021	15,000	14,955
WellPoint, Inc.
1.88%, 01/15/2018 (I)	65,000	64,431
2.30%, 07/15/2018	104,000	104,048
3.70%, 08/15/2021	8,000	8,033

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC / Harrahs Las Vegas LLC
8.00%, 10/01/2020 - 144A	$ 49,000	$ 49,000
11.00%, 10/01/2021 - 144A	54,000	51,975
Insurance - 1.0%
Allianz Finance II BV, Series EMTN
5.75%, 07/08/2041 (A)	EUR 100,000	150,153
American International Group, Inc.
3.38%, 08/15/2020	$ 80,000	80,049
3.80%, 03/22/2017	106,000	112,732
4.13%, 02/15/2024 (B)	48,000	48,033
4.88%, 06/01/2022 (I)	40,000	42,910
8.18%, 05/15/2058 (A) (I)	35,000	40,968
American International Group, Inc., Series GMTN
5.45%, 05/18/2017	45,000	50,302
AXA SA, Series EMTN
5.25%, 04/16/2040 - Reg S (A)	EUR 50,000	71,187
Manulife Financial Corp.
3.40%, 09/17/2015	$ 50,000	52,095
Metropolitan Life Global Funding I
5.13%, 06/10/2014 - 144A	100,000	103,203
Prudential Financial, Inc.
5.88%, 09/15/2042 (A)	48,000	47,040
Prudential Financial, Inc., Series MTN
4.75%, 09/17/2015	66,000	70,815
5.38%, 06/21/2020	120,000	135,368
Swiss Re Capital I LP
6.85%, 05/25/2016 - 144A (A) (F) (I)	70,000	73,164
XL Group PLC
6.50%, 04/15/2017 (A) (F)	80,000	76,600
IT Services - 0.1%
International Business Machines Corp.
3.38%, 08/01/2023	105,000	103,593
Life Sciences Tools & Services - 0.0% (E)
Life Technologies Corp.
6.00%, 03/01/2020	40,000	45,043
Media - 0.8%
CBS Corp.
4.63%, 05/15/2018	20,000	21,897
5.75%, 04/15/2020	16,000	17,871
8.88%, 05/15/2019	30,000	38,350
Comcast Corp.
4.65%, 07/15/2042	265,000	251,997
5.88%, 02/15/2018	99,000	115,505
COX Communications, Inc.
2.95%, 06/30/2023 - 144A	29,000	25,031
4.70%, 12/15/2042 - 144A	3,000	2,430
8.38%, 03/01/2039 - 144A	95,000	112,685
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	50,000	46,668
NBCUniversal Media LLC
4.38%, 04/01/2021	97,000	104,426
4.45%, 01/15/2043	40,000	36,969
5.15%, 04/30/2020	152,000	172,363
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	71,000	71,544
5.00%, 09/30/2043	28,000	28,518
Novelis, Inc.
8.75%, 12/15/2020	110,000	120,725

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.2%
Dominion Resources, Inc.
1.95%, 08/15/2016	$ 170,000	$ 173,466
Oil, Gas & Consumable Fuels - 1.2%
Apache Corp.
4.25%, 01/15/2044	30,000	26,245
BP Capital Markets PLC
2.75%, 05/10/2023	70,000	63,934
Energy Transfer Partners, LP
3.60%, 02/01/2023	50,000	46,574
4.15%, 10/01/2020	80,000	82,217
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (I)	60,000	63,600
Linn Energy LLC / Linn Energy Finance Corp.
6.75%, 11/01/2019 - 144A	80,000	75,400
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	110,000	110,825
Murphy Oil Corp.
2.50%, 12/01/2017	73,000	72,457
3.70%, 12/01/2022	34,000	31,690
4.00%, 06/01/2022	15,000	14,344
Nexen, Inc.
5.88%, 03/10/2035	10,000	10,351
7.50%, 07/30/2039	45,000	55,228
Noble Energy, Inc.
4.15%, 12/15/2021	10,000	10,411
6.00%, 03/01/2041	40,000	45,013
8.25%, 03/01/2019	40,000	49,985
Peabody Energy Corp.
6.25%, 11/15/2021 (I)	45,000	43,650
Petrobras International Finance Co.
3.88%, 01/27/2016	160,000	165,086
Range Resources Corp.
5.75%, 06/01/2021	10,000	10,500
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 (A)	25,000	500
Shell International Finance BV
4.55%, 08/12/2043	70,000	68,962
Total Capital International SA
3.70%, 01/15/2024	145,000	145,650
Western Gas Partners, LP
4.00%, 07/01/2022	31,000	30,086
5.38%, 06/01/2021	65,000	69,515
Williams Cos., Inc.
3.70%, 01/15/2023	75,000	67,735
7.88%, 09/01/2021	28,000	33,392
Paper & Forest Products - 0.2%
International Paper Co.
4.75%, 02/15/2022 (I)	173,000	182,196
Pharmaceuticals - 0.0% (E)
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	25,000	24,814
Real Estate Investment Trusts - 0.0% (E)
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	17,000	16,202
Vornado Realty, LP
5.00%, 01/15/2022	25,000	26,212
Real Estate Management & Development - 0.1%
Realogy Corp.
7.88%, 02/15/2019 - 144A (I)	55,000	60,088

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	$ 73,000	$ 68,692
Software - 0.1%
Oracle Corp.
2.50%, 10/15/2022	70,000	64,530
Specialty Retail - 0.0% (E)
QVC, Inc.
7.50%, 10/01/2019 - 144A	45,000	48,426
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	184,092
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	100,000	113,106
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 (I)	4,000	4,325
SBA Tower Trust
5.10%, 04/17/2017 - 144A	7,000	7,556
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	95,000	111,387
Sprint Corp.
7.88%, 09/15/2023 - 144A	45,000	45,900

Total Corporate Debt Securities (cost $10,720,835)		9,879,834

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.05%, 11/14/2013 (J) (K)	55,000	54,998
0.07%, 11/14/2013 (J) (K)	60,000	59,995

Total Short-Term U.S. Government Obligation (cost $114,984)		114,993

	Shares	Value
PREFERRED STOCKS - 0.2%
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (A) (I)	3,392	93,178
Short-Term U.S. Government Obligations - 0.1%
Fannie Mae - Series O, 0.00% (A) (J) (L)	600	5,700
Fannie Mae - Series S, 8.25% (A) (L)	10,800	63,072
Freddie Mac - Series Z, 8.38% (A) (L)	14,925	87,312

Total Preferred Stocks (cost $767,642)		249,262

COMMON STOCKS - 59.3%
Aerospace & Defense - 1.8%
General Dynamics Corp.	392	34,308
Honeywell International, Inc.	10,099	838,621
United Technologies Corp.	10,478	1,129,738
Airlines - 0.1%
Delta Air Lines, Inc.	2,910	68,647
Southwest Airlines Co.	5,788	84,273
Auto Components - 0.1%
Johnson Controls, Inc.	3,572	148,238
Automobiles - 0.5%
General Motors Co. (I) (L)	15,944	573,506
Beverages - 1.6%
Coca-Cola Co.	21,350	808,738
Coca-Cola Enterprises, Inc. (I)	5,896	237,078
Constellation Brands, Inc. - Class A (L)	1,299	74,563
Dr. Pepper Snapple Group, Inc. (I)	3,869	173,408
PepsiCo, Inc.	5,956	473,502
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (L)	1,956	227,209
Biogen IDEC, Inc. (L)	3,966	954,854

	Shares	Value
Biotechnology (continued)
Celgene Corp. (L)	5,755	$ 885,867
Gilead Sciences, Inc. (L)	740	46,502
Vertex Pharmaceuticals, Inc. (L)	2,138	162,103
Building Products - 0.3%
Masco Corp.	13,647	290,408
Capital Markets - 1.5%
Bank of New York Mellon Corp.	643	19,412
Goldman Sachs Group, Inc.	3,759	594,711
Invesco, Ltd.	11,433	364,713
Morgan Stanley	9,736	262,385
State Street Corp.	6,318	415,409
Chemicals - 1.0%
Air Products & Chemicals, Inc.	3,658	389,833
Axiall Corp. (I)	2,630	99,388
CF Industries Holdings, Inc. - Class B	10	2,108
Dow Chemical Co.	11,146	428,006
E.I. du Pont de Nemours & Co.	2,964	173,572
Mosaic Co.	1,190	51,194
Commercial Banks - 1.7%
CIT Group, Inc. (L)	416	20,288
Comerica, Inc. - Class A (I)	3,391	133,300
PNC Financial Services Group, Inc.	2,338	169,388
Wells Fargo & Co.	38,248	1,580,408
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	1,768	61,845
Communications Equipment - 1.5%
Cisco Systems, Inc.	43,328	1,014,742
QUALCOMM, Inc.	10,107	680,807
Computers & Peripherals - 2.1%
Apple, Inc.	3,724	1,775,417
EMC Corp.	8,819	225,414
Hewlett-Packard Co.	13,903	291,685
SanDisk Corp.	2,287	136,099
Construction & Engineering - 0.6%
Fluor Corp.	8,920	632,963
Consumer Finance - 0.3%
Capital One Financial Corp.	5,699	391,749
Containers & Packaging - 0.2%
Crown Holdings, Inc. (L)	4,491	189,879
Diversified Financial Services - 2.6%
Bank of America Corp.	68,419	944,182
Berkshire Hathaway, Inc. - Class B (L)	5,411	614,203
Citigroup, Inc.	23,731	1,151,191
IntercontinentalExchange, Inc. (I) (L)	1,041	188,858
NYSE Euronext	1,088	45,674
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	4,676	158,142
Verizon Communications, Inc.	16,951	790,934
Electric Utilities - 1.2%
Edison International	8,207	378,014
NextEra Energy, Inc.	6,503	521,280
Xcel Energy, Inc. (I)	14,609	403,355
Electrical Equipment - 0.9%
Eaton Corp. PLC	1,001	68,909
Emerson Electric Co.	14,452	935,044
Electronic Equipment & Instruments - 0.1%
Corning, Inc.	4,109	59,950
TE Connectivity, Ltd.	2,015	104,337
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	1,270	62,357
Cameron International Corp. (L)	2,694	157,249
Ensco PLC - Class A	7,480	402,050
Halliburton Co.	1,378	66,351

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Energy Equipment & Services (continued)
Noble Corp.	4,563	$ 172,344
Schlumberger, Ltd.	9,984	882,186
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	11,897	675,155
Kroger Co.	2,730	110,128
Wal-Mart Stores, Inc.	3,106	229,720
Food Products - 1.2%
Archer-Daniels-Midland Co.	13,240	487,762
General Mills, Inc.	7,328	351,158
Mondelez International, Inc. - Class A	16,499	518,398
Gas Utilities - 0.1%
National Fuel Gas Co. (I)	400	27,504
Questar Corp.	3,386	76,151
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	7,506	249,124
Baxter International, Inc.	6,521	428,364
CareFusion Corp. - Class A (L)	3,064	113,062
Covidien PLC	3,534	215,362
Intuitive Surgical, Inc. (L)	182	68,481
St. Jude Medical, Inc. (I)	665	35,671
Health Care Providers & Services - 1.1%
DaVita HealthCare Partners, Inc. (L)	3,440	195,736
Humana, Inc. - Class A (I)	3,820	356,521
McKesson Corp.	260	33,358
UnitedHealth Group, Inc.	8,723	624,654
Health Care Technology - 0.0% (E)
Cerner Corp. (I) (L)	274	14,399
Hotels, Restaurants & Leisure - 0.7%
Marriott International, Inc. - Class A	4,101	172,488
McDonald’s Corp.	525	50,511
Royal Caribbean Cruises, Ltd. - Class A	5,440	208,243
Starbucks Corp.	1,393	107,219
Yum! Brands, Inc.	3,116	222,451
Household Durables - 0.2%
Lennar Corp. - Class A (I)	759	26,869
PulteGroup, Inc. (I)	9,242	152,493
Toll Brothers, Inc. (I) (L)	1,066	34,570
Household Products - 1.2%
Kimberly-Clark Corp. (I)	3,471	327,037
Procter & Gamble Co.	13,859	1,047,602
Industrial Conglomerates - 0.5%
General Electric Co.	23,699	566,169
Insurance - 1.8%
ACE, Ltd.	7,516	703,197
Aflac, Inc.	1,014	62,858
AON PLC	2,877	214,164
Everest RE Group, Ltd. (I)	668	97,134
Hartford Financial Services Group, Inc. (I)	4,153	129,241
MetLife, Inc.	12,761	599,129
Prudential Financial, Inc.	1,792	139,740
RenaissanceRe Holdings, Ltd. (I)	1,338	121,129
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (L)	1,712	535,240
Expedia, Inc. (I)	1,071	55,467
priceline.com, Inc. (L)	257	259,814
Internet Software & Services - 1.7%
eBay, Inc. (L)	5,895	328,882
Google, Inc. - Class A (L)	1,769	1,549,485
LinkedIn Corp. - Class A (L)	161	39,616
IT Services - 2.0%
Alliance Data Systems Corp. (I) (L)	485	102,563
Cognizant Technology Solutions Corp. - Class A (L)	3,189	261,880

	Shares	Value
IT Services (continued)
Fidelity National Information Services, Inc.	1,997	$ 92,741
International Business Machines Corp.	4,821	892,753
Mastercard, Inc. - Class A	470	316,206
Visa, Inc. - Class A (I)	3,037	580,371
Life Sciences Tools & Services - 0.4%
Mettler-Toledo International, Inc. (I) (L)	1,086	260,738
Thermo Fisher Scientific, Inc. (I)	1,704	157,023
Machinery - 0.8%
Caterpillar, Inc. (I)	1,166	97,209
Deere & Co. (I)	1,676	136,410
PACCAR, Inc.	8,919	496,431
SPX Corp.	1,645	139,233
Media - 2.7%
CBS Corp. - Class B	7,760	428,041
Comcast Corp. - Class A	23,151	1,045,268
DISH Network Corp. - Class A	2,495	112,300
Omnicom Group, Inc.	522	33,116
Time Warner Cable, Inc.	2,490	277,884
Time Warner, Inc.	13,995	921,011
Walt Disney Co. - Class A	3,232	208,432
Metals & Mining - 0.4%
Alcoa, Inc. (I)	26,475	214,977
Freeport-McMoRan Copper & Gold, Inc.	4,080	134,966
U.S. Steel Corp. (I)	3,100	63,829
Multi-Utilities - 0.7%
CMS Energy Corp.	4,717	124,152
DTE Energy Co. (I)	3,495	230,600
NiSource, Inc. - Class B	7,888	243,660
Sempra Energy (I)	2,848	243,789
Multiline Retail - 0.8%
Macy’s, Inc.	4,044	174,984
Nordstrom, Inc. (I)	1,979	111,220
Target Corp. (I)	9,402	601,540
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp. - Class A	3,206	298,126
Apache Corp.	1,818	154,785
Cheniere Energy, Inc. (L)	200	6,828
Chevron Corp.	10,929	1,327,873
ConocoPhillips (I)	5,021	349,010
EOG Resources, Inc.	1,011	171,142
Exxon Mobil Corp.	16,543	1,423,360
Marathon Oil Corp.	2,210	77,085
Marathon Petroleum Corp.	4,344	279,406
Occidental Petroleum Corp.	5,741	537,013
Phillips 66	1,353	78,230
Range Resources Corp. (I)	733	55,627
Valero Energy Corp.	5,285	180,483
Williams Cos., Inc.	6,238	226,814
Paper & Forest Products - 0.1%
International Paper Co.	1,948	87,270
Pharmaceuticals - 3.1%
Actavis, Inc. (I) (L)	1,160	167,040
Allergan, Inc.	2,770	250,547
Bristol-Myers Squibb Co.	21,266	984,190
Johnson & Johnson	20,181	1,749,491
Pfizer, Inc.	6,671	191,524
Valeant Pharmaceuticals International, Inc. (L)	1,617	168,702
Real Estate Investment Trusts - 1.2%
American Campus Communities, Inc. - Class A	1,418	48,425
American Tower Corp. - Class A	534	39,585
Apartment Investment & Management Co. - Class A	995	27,800

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Real Estate Investment Trusts (continued)
Boston Properties, Inc. (I)	970	$ 103,693
Brandywine Realty Trust	7,518	99,087
Camden Property Trust	1,038	63,775
CBL & Associates Properties, Inc. (I)	7,031	134,292
Digital Realty Trust, Inc. (I)	1,043	55,383
HCP, Inc.	2,492	102,047
Highwoods Properties, Inc. (I)	3,731	131,742
Host Hotels & Resorts, Inc.	7,284	128,708
Post Properties, Inc.	985	44,345
ProLogis, Inc. - Class A	563	21,180
Simon Property Group, Inc.	1,647	244,135
Ventas, Inc.	2,717	167,096
Road & Rail - 1.6%
CSX Corp.	30,849	794,053
Norfolk Southern Corp.	1,452	112,312
Union Pacific Corp.	5,573	865,710
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc. - Class A	15,818	277,448
Avago Technologies, Ltd. - Class A	2,770	119,442
Broadcom Corp. - Class A	11,402	296,566
KLA-Tencor Corp. (I)	3,177	193,320
LAM Research Corp. (L)	4,577	234,297
ON Semiconductor Corp. (L)	6,270	45,771
Xilinx, Inc.	2,711	127,038
Software - 2.5%
Adobe Systems, Inc. (L)	9,613	499,299
Citrix Systems, Inc. (L)	2,188	154,495
Microsoft Corp.	39,821	1,326,438
Oracle Corp.	22,820	756,939
VMware, Inc. - Class A (I) (L)	881	71,273
Specialty Retail - 2.0%
AutoZone, Inc. (L)	888	375,384
Home Depot, Inc.	10,616	805,224
Lowe’s Cos., Inc.	11,864	564,845
O’Reilly Automotive, Inc. (L)	61	7,783
Ross Stores, Inc.	953	69,378
TJX Cos., Inc.	8,460	477,060
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. (I) (L)	1,017	74,333
V.F. Corp. (I)	2,702	537,833
Tobacco - 1.0%
Lorillard, Inc. (I)	1,410	63,140
Philip Morris International, Inc.	12,117	1,049,211
Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	891	233,184

Total Common Stocks (cost $56,031,840)		66,995,286

SHORT-TERM INVESTMENT COMPANY - 5.3%
BlackRock Provident TempFund 24 (M)	5,974,738	5,974,738

Total Short-Term Investment Company (cost $5,974,738)		5,974,738

SECURITIES LENDING COLLATERAL - 7.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (J)	8,918,550	8,918,550

Total Securities Lending Collateral (cost $8,918,550)		8,918,550

	Principal	Value
REPURCHASE AGREEMENT - 0.4%

State Street Bank & Trust Co. 0.01% (J), dated 09/30/2013, to be repurchased at $447,000 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, and with a value of $457,280.

	$ 447,000	$ 447,000

Total Repurchase Agreement (cost $447,000)		447,000

Total Investment Securities (cost $120,623,737) (N)		129,744,889
Other Assets and Liabilities - Net		(16,737,083)

Net Assets		$ 113,007,806

	Principal	Value
TBA SHORT COMMITMENTS - (1.3%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (1.3%)
Fannie Mae, TBA
3.50%	(160,000)	(162,875)
4.00%	(300,000)	(318,281)
4.50%	(300,000)	(320,391)
5.00%	(100,000)	(108,437)
Ginnie Mae, TBA
4.00%	(100,000)	(105,469)
4.50%	(400,000)	(431,125)

Total U.S. Government Agency Obligations (proceeds $(1,423,838))		(1,446,578)

Total TBA Short Commitments (proceeds $(1,423,838))		(1,446,578)

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FUTURES CONTRACTS: (O)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(17)	12/19/2013	$(35,692)
2-Year U.S. Treasury Note	Long	21	12/31/2013	11,516
30-Year U.S. Treasury Bond	Long	10	12/19/2013	13,430
5-Year U.S. Treasury Note	Long	6	12/31/2013	2,313
S&P 500 E-Mini Index	Long	5	12/20/2013	(7,925)
Ultra Long U.S. Treasury Bond	Long	7	12/19/2013	13,169

				$(3,189)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	WBC	(155,854)	10/24/2013	$(210,635)	$(225)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $30,016, or 0.03% of the portfolio’s net assets.
(E)	Percentage rounds to less than 0.1%.
(F)	The security has a perpetual maturity. The date shown is the next call date.
(G)	In default.
(H)	Illiquid. Total aggregate market value of illiquid securities is $38,095, or 0.03% of the portfolio’s net assets.
(I)	All or a portion of this security is on loan. The value of all securities on loan is $8,721,041. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(J)	Rate shown reflects the yield at September 30, 2013.
(K)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $114,979.
(L)	Non-income producing security.
(M)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(N)	Aggregate cost for federal income tax purposes is $120,623,737. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $12,260,914 and $3,139,762, respectively. Net unrealized appreciation for tax purposes is $9,121,152.
(O)	Cash in the amount of $61,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $9,134,189, or 8.08% of the portfolio’s net assets.
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
WBC	Westpac Banking Corporation

CURRENCY ABBREVIATION:

EUR	Euro

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

VALUATION SUMMARY: (P)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$5,204,102	$—	$5,204,102
U.S. Government Agency Obligations	—	17,084,933	—	17,084,933
Foreign Government Obligations	—	463,972	—	463,972
Mortgage-Backed Securities	—	7,081,140	—	7,081,140
Asset-Backed Securities	—	7,151,965	—	7,151,965
Municipal Government Obligations	—	106,607	—	106,607
Preferred Corporate Debt Securities	—	72,507	—	72,507
Corporate Debt Securities
Automobiles	—	49,025	0	49,025
Capital Markets	—	293,242	—	293,242
Chemicals	—	92,796	—	92,796
Commercial Banks	—	407,925	—	407,925
Commercial Services & Supplies	—	108,750	—	108,750
Communications Equipment	—	42,381	—	42,381
Containers & Packaging	—	205,564	—	205,564
Diversified Financial Services	—	987,521	0	987,521
Diversified Telecommunication Services	—	956,914	—	956,914
Electric Utilities	—	619,163	—	619,163
Energy Equipment & Services	—	580,728	—	580,728
Food & Staples Retailing	—	31,202	—	31,202
Health Care Equipment & Supplies	—	96,688	—	96,688
Health Care Providers & Services	—	312,384	—	312,384
Hotels, Restaurants & Leisure	—	100,975	—	100,975
Insurance	—	1,154,619	—	1,154,619
IT Services	—	103,593	—	103,593
Life Sciences Tools & Services	—	45,043	—	45,043
Media	—	946,192	—	946,192
Metals & Mining	—	220,787	—	220,787
Multi-Utilities	—	173,466	—	173,466
Oil, Gas & Consumable Fuels	—	1,393,350	—	1,393,350
Paper & Forest Products	—	182,196	—	182,196
Pharmaceuticals	—	24,814	—	24,814
Real Estate Investment Trusts	—	42,414	—	42,414
Real Estate Management & Development	—	60,088	—	60,088
Road & Rail	—	68,692	—	68,692
Software	—	64,530	—	64,530
Specialty Retail	—	48,426	—	48,426
Wireless Telecommunication Services	—	466,366	—	466,366
Short-Term U.S. Government Obligation	—	114,993	—	114,993
Preferred Stocks	249,262	—	—	249,262
Common Stocks	66,995,286	—	—	66,995,286
Short-Term Investment Company	5,974,738	—	—	5,974,738
Securities Lending Collateral	8,918,550	—	—	8,918,550
Repurchase Agreement	—	447,000	—	447,000

Total Investment Securities	$82,137,836	$47,607,053	$—	$129,744,889

Derivative Financial Instruments
Futures Contracts (Q)	$40,428	$—	$—	$40,428

Total Derivative Financial Instruments	$40,428	$—	$—	$40,428

Other Assets (R)
Cash	$467	$—	$—	$467
Cash Deposit due to Broker	61,000	—	—	61,000
Foreign Currency	4,724	—	—	4,724

Total Other Assets	$66,191	$—	$—	$66,191

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(1,446,578)	$—	$(1,446,578)

Total TBA Short Commitments	$—	$(1,446,578)	$—	$(1,446,578)

Derivative Financial Instruments
Futures Contracts (Q)	$(43,617)	$—	$—	$(43,617)
Forward Foreign Currency Contracts (Q)	—	(225)	—	(225)

Total Derivative Financial Instruments	$(43,617)	$(225)	$—	$(43,842)

Other Liabilities (R)
Collateral for Securities on Loan	$(8,918,550)	$—	$—	$(8,918,550)

Total Other Liabilities	$(8,918,550)	$—	$—	$(8,918,550)

(P)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(Q)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(R)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales (S)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (T)	Transfers into Level 3	Transfer out of Level 3	Ending Balance at September 30, 2013 (U)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 (T)
Corporate Debt Securities	$0	$—	$0	$—	$(379,424)	$379,424	$—	$—	$0	$—

(S)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(T)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(U)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Aerospace & Defense - 7.2%
Alliant Techsystems, Inc.	98,900	$ 9,648,684
Exelis, Inc.	461,200	7,245,452
Huntington Ingalls Industries, Inc.	74,900	5,048,260
L-3 Communications Holdings, Inc.	119,800	11,321,100
Lockheed Martin Corp.	33,900	4,323,945
Northrop Grumman Corp.	132,600	12,631,476
Raytheon Co.	166,900	12,862,983
Airlines - 1.0%
Delta Air Lines, Inc.	364,400	8,596,196
Auto Components - 2.3%
Goodyear Tire & Rubber Co. (A)	102,800	2,307,860
Lear Corp.	155,100	11,100,507
Magna International, Inc. - Class A	85,900	7,091,904
Automobiles - 0.3%
Ford Motor Co.	129,200	2,179,604
Biotechnology - 4.4%
Amgen, Inc.	92,300	10,332,062
Biogen IDEC, Inc. (A)	42,400	10,208,224
Celgene Corp. (A)	68,700	10,574,991
United Therapeutics Corp. (A) (B)	98,000	7,727,300
Capital Markets - 1.9%
Goldman Sachs Group, Inc.	107,800	17,055,038
Chemicals - 2.0%
CF Industries Holdings, Inc. - Class B	33,000	6,957,390
LyondellBasell Industries NV - Class A	144,000	10,545,120
Commercial Banks - 6.3%
Fifth Third Bancorp	597,400	10,777,096
Huntington Bancshares, Inc. - Class A	1,251,800	10,339,868
KeyCorp	923,700	10,530,180
PNC Financial Services Group, Inc.	41,400	2,999,430
Regions Financial Corp.	547,400	5,068,924
Wells Fargo & Co.	377,000	15,577,640
Computers & Peripherals - 2.9%
Apple, Inc.	4,600	2,193,050
SanDisk Corp.	140,600	8,367,106
Seagate Technology PLC	101,900	4,457,106
Western Digital Corp.	170,700	10,822,380
Construction & Engineering - 0.6%
AECOM Technology Corp. (A)	81,500	2,548,505
Fluor Corp.	37,000	2,625,520
Consumer Finance - 2.8%
Discover Financial Services	256,800	12,978,672
SLM Corp.	455,500	11,341,950
Containers & Packaging - 1.1%
Packaging Corp. of America	112,800	6,439,752
Rock-Tenn Co. - Class A	34,900	3,534,323
Diversified Financial Services - 4.5%
Bank of America Corp.	374,900	5,173,620
CBOE Holdings, Inc.	142,500	6,445,275
Citigroup, Inc.	44,900	2,178,099
JPMorgan Chase & Co.	500,400	25,865,676
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	143,400	4,849,788
Frontier Communications Corp. (B)	445,900	1,859,403
Verizon Communications, Inc.	197,600	9,220,016
Electric Utilities - 3.6%
American Electric Power Co., Inc.	211,000	9,146,850
Edison International	250,100	11,519,606
Entergy Corp. - Class B	82,000	5,181,580
NV Energy, Inc.	243,000	5,737,230

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment & Instruments - 2.2%
Avnet, Inc.	141,400	$ 5,897,794
Flextronics International, Ltd. (A)	342,900	3,116,961
Ingram Micro, Inc. - Class A (A)	450,000	10,372,500
Energy Equipment & Services - 2.2%
Diamond Offshore Drilling, Inc. (B)	157,300	9,802,936
Halliburton Co.	205,800	9,909,270
Food & Staples Retailing - 1.2%
Kroger Co.	255,300	10,298,802
Food Products - 2.6%
Green Mountain Coffee Roasters, Inc. - Series C (A) (B)	28,300	2,131,839
Hershey Co.	112,900	10,443,250
Tyson Foods, Inc. - Class A	370,400	10,474,912
Health Care Providers & Services - 7.7%
AmerisourceBergen Corp. - Class A	174,300	10,649,730
Cardinal Health, Inc.	36,800	1,919,120
CIGNA Corp.	148,100	11,382,966
Humana, Inc. - Class A	125,100	11,675,583
McKesson Corp.	78,300	10,045,890
Omnicare, Inc. (B)	183,600	10,189,800
WellPoint, Inc.	141,800	11,855,898
Household Durables - 1.1%
Whirlpool Corp.	67,100	9,826,124
Independent Power Producers & Energy Traders - 1.3%
AES Corp.	874,300	11,619,447
Insurance - 12.3%
Allied World Assurance Co. Holdings AG	82,800	8,229,492
Allstate Corp.	249,900	12,632,445
American Financial Group, Inc.	86,400	4,670,784
American International Group, Inc.	336,300	16,354,269
Assurant, Inc.	175,000	9,467,500
Axis Capital Holdings, Ltd.	121,500	5,262,165
Chubb Corp. - Class A	132,600	11,835,876
Everest RE Group, Ltd.	78,700	11,443,767
Hartford Financial Services Group, Inc.	144,400	4,493,728
Lincoln National Corp.	86,400	3,627,936
RenaissanceRe Holdings, Ltd.	39,900	3,612,147
Travelers Cos., Inc.	150,000	12,715,500
Unum Group	120,800	3,677,152
IT Services - 1.2%
Amdocs, Ltd.	289,400	10,603,616
Machinery - 0.9%
Oshkosh Corp. (A)	164,300	8,047,414
Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	179,900	5,924,107
Oil, Gas & Consumable Fuels - 12.5%
Chevron Corp.	216,000	26,244,000
ConocoPhillips	272,100	18,913,671
CVR Energy, Inc. (B)	18,600	716,472
Exxon Mobil Corp.	342,000	29,425,680
Hess Corp.	62,000	4,795,080
Marathon Oil Corp.	346,100	12,071,968
Marathon Petroleum Corp.	4,100	263,712
Murphy Oil Corp. (B)	166,900	10,067,408
Occidental Petroleum Corp.	78,400	7,333,536
Personal Products - 1.4%
Avon Products, Inc.	126,800	2,612,080
Nu Skin Enterprises, Inc. - Class A	99,100	9,487,834

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 0.7%
Questcor Pharmaceuticals, Inc. (B)	21,000	$1,218,000
Warner Chilcott PLC - Class A	214,900	4,910,465
Real Estate Investment Trusts - 0.3%
RLJ Lodging Trust	104,900	2,464,101
Road & Rail - 0.5%
Union Pacific Corp.	26,400	4,100,976
Semiconductors & Semiconductor Equipment - 1.1%
Marvell Technology Group, Ltd.	871,700	10,024,550
Software - 1.4%
CA, Inc.	273,600	8,117,712
Symantec Corp.	167,800	4,153,050
Specialty Retail - 2.8%
Best Buy Co., Inc. (B)	272,800	10,230,000
GameStop Corp. - Class A (B)	184,600	9,165,390
Gap, Inc. - Class A	138,000	5,558,640
Tobacco - 0.5%
Lorillard, Inc. (B)	103,700	4,643,686

Total Common Stocks (cost $714,129,592)		856,265,472

SECURITIES LENDING COLLATERAL - 5.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	46,150,180	46,150,180

Total Securities Lending Collateral (cost $46,150,180)		46,150,180

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $14,878,225 on 10/01/2013. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 11/15/2040 - 11/25/2040, and with a total value of $15,176,229.	$14,878,221	$14,878,221

Total Repurchase Agreement (cost $14,878,221)		14,878,221

Total Investment Securities (cost $775,157,993) (D)		917,293,873
Other Assets and Liabilities - Net		(37,208,025)

Net Assets		$880,085,848

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $45,072,835. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $775,157,993. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $148,638,162 and $6,502,282, respectively. Net unrealized appreciation for tax purposes is $142,135,880.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$856,265,472	$—	$—	$856,265,472
Securities Lending Collateral	46,150,180	—	—	46,150,180
Repurchase Agreement	—	14,878,221	—	14,878,221

Total Investment Securities	$902,415,652	$14,878,221	$—	$917,293,873

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(46,150,180)	$—	$—	$(46,150,180)

Total Other Liabilities	$(46,150,180)	$—	$—	$(46,150,180)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 6.2%
General Dynamics Corp.	30,300	$ 2,651,856
L-3 Communications Holdings, Inc.	37,000	3,496,500
Lockheed Martin Corp.	30,400	3,877,520
Northrop Grumman Corp.	38,900	3,705,614
Raytheon Co.	48,500	3,737,895
Airlines - 1.5%
Delta Air Lines, Inc.	144,300	3,404,037
Southwest Airlines Co.	53,600	780,416
Auto Components - 3.4%
Delphi Automotive PLC - Class A	44,600	2,605,532
Goodyear Tire & Rubber Co. (A)	158,300	3,553,835
Magna International, Inc. - Class A	39,100	3,228,096
Automobiles - 0.6%
Ford Motor Co.	94,800	1,599,276
Beverages - 2.8%
Coca-Cola Enterprises, Inc.	88,400	3,554,564
Monster Beverage Corp. (A)	40,100	2,095,225
PepsiCo, Inc.	26,100	2,074,950
Biotechnology - 4.9%
Amgen, Inc.	42,800	4,791,032
Biogen IDEC, Inc. (A)	18,500	4,454,060
Celgene Corp. (A)	29,900	4,602,507
Capital Markets - 1.6%
Goldman Sachs Group, Inc.	27,900	4,414,059
Chemicals - 2.7%
CF Industries Holdings, Inc. - Class B	17,700	3,731,691
LyondellBasell Industries NV - Class A	53,200	3,895,836
Commercial Banks - 3.4%
Fifth Third Bancorp	184,100	3,321,164
Huntington Bancshares, Inc. - Class A	382,800	3,161,928
KeyCorp	278,400	3,173,760
Computers & Peripherals - 6.3%
Apple, Inc.	15,700	7,484,975
SanDisk Corp.	60,300	3,588,453
Seagate Technology PLC	72,600	3,175,524
Western Digital Corp.	53,600	3,398,240
Construction & Engineering - 1.3%
Fluor Corp.	52,500	3,725,400
Consumer Finance - 2.5%
Discover Financial Services	71,200	3,598,448
SLM Corp.	135,500	3,373,950
Containers & Packaging - 0.9%
Rock-Tenn Co. - Class A	26,100	2,643,147
Diversified Financial Services - 1.0%
JPMorgan Chase & Co.	52,200	2,698,218
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	116,000	5,412,560
Electric Utilities - 1.6%
American Electric Power Co., Inc.	13,200	572,220
Edison International	64,400	2,966,264
Entergy Corp. - Class B	14,900	941,531
Electronic Equipment & Instruments - 3.1%
Corning, Inc.	72,600	1,059,234
FLIR Systems, Inc.	27,900	876,060
Jabil Circuit, Inc.	142,700	3,093,736
TE Connectivity, Ltd.	70,900	3,671,202

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 2.5%
Diamond Offshore Drilling, Inc. (B)	50,500	$ 3,147,160
Halliburton Co.	81,100	3,904,965
Food & Staples Retailing - 1.7%
Kroger Co.	94,000	3,791,960
Wal-Mart Stores, Inc.	14,600	1,079,816
Food Products - 3.0%
Green Mountain Coffee Roasters, Inc. - Series C (A) (B)	24,300	1,830,519
Hershey Co.	37,100	3,431,750
Tyson Foods, Inc. - Class A	113,300	3,204,124
Health Care Providers & Services - 8.6%
Aetna, Inc.	35,600	2,279,112
AmerisourceBergen Corp. - Class A	59,700	3,647,670
Cardinal Health, Inc.	69,900	3,645,285
CIGNA Corp.	45,400	3,489,444
Humana, Inc. - Class A (B)	36,900	3,443,877
McKesson Corp.	30,200	3,874,660
WellPoint, Inc.	43,000	3,595,230
Household Durables - 1.3%
Whirlpool Corp.	25,000	3,661,000
Independent Power Producers & Energy Traders - 1.3%
AES Corp.	264,700	3,517,863
Insurance - 7.4%
Allstate Corp.	72,900	3,685,095
American International Group, Inc.	58,900	2,864,307
Assurant, Inc.	59,700	3,229,770
Chubb Corp. - Class A	31,400	2,802,764
Hartford Financial Services Group, Inc.	69,500	2,162,840
Travelers Cos., Inc.	44,800	3,797,696
Unum Group	71,400	2,173,416
IT Services - 2.5%
Amdocs, Ltd.	31,600	1,157,824
Mastercard, Inc. - Class A	6,990	4,702,732
Visa, Inc. - Class A	6,000	1,146,600
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	23,800	783,734
Multiline Retail - 1.1%
Macy’s, Inc.	69,000	2,985,630
Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	62,300	7,569,450
ConocoPhillips	45,400	3,155,754
Exxon Mobil Corp.	23,000	1,978,920
Hess Corp.	13,400	1,036,356
Marathon Oil Corp.	102,300	3,568,224
Marathon Petroleum Corp.	1,300	83,616
Murphy Oil Corp.	50,900	3,070,288
Occidental Petroleum Corp.	16,300	1,524,702
Personal Products - 0.6%
Avon Products, Inc.	85,000	1,751,000
Road & Rail - 1.4%
Ryder System, Inc. - Class A	9,000	537,300
Union Pacific Corp.	21,400	3,324,276
Semiconductors & Semiconductor Equipment - 1.5%
LAM Research Corp. (A)	47,300	2,421,287
LSI Corp.	219,100	1,713,362
Software - 4.4%
Activision Blizzard, Inc.	53,400	890,178
CA, Inc.	113,600	3,370,512
Microsoft Corp.	156,300	5,206,353
Symantec Corp.	112,700	2,789,325
Specialty Retail - 6.0%
Bed Bath & Beyond, Inc. (A)	47,600	3,682,336

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Specialty Retail (continued)
Best Buy Co., Inc. (B)	88,400	$ 3,315,000
GameStop Corp. - Class A (B)	63,100	3,132,915
Gap, Inc. - Class A	76,700	3,089,476
Lowe’s Cos., Inc.	48,000	2,285,280
TJX Cos., Inc.	23,500	1,325,165
Tobacco - 1.7%
Lorillard, Inc. (B)	82,500	3,694,350
Philip Morris International, Inc.	11,400	987,126

Total Common Stocks (cost $233,943,143)		276,729,909

SECURITIES LENDING COLLATERAL - 6.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	17,438,643	17,438,643

Total Securities Lending Collateral (cost $17,438,643)		17,438,643

	Principal	Value
REPURCHASE AGREEMENT - 1.0%

State Street Bank & Trust Co.
0.01% (C), dated 09/30/2013, to be repurchased at $2,811,875 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, and with a value of $2,869,152.

	$ 2,811,874	$ 2,811,874

Total Repurchase Agreement (cost $2,811,874)		2,811,874

Total Investment Securities (cost $254,193,660) (D)		296,980,426

Other Assets and Liabilities - Net		(17,066,762)

Net Assets		$ 279,913,664

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $17,069,983. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $254,193,660. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $45,184,745 and $2,397,979, respectively. Net unrealized appreciation for tax purposes is $42,786,766.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$276,729,909	$—	$—	$276,729,909
Securities Lending Collateral	17,438,643	—	—	17,438,643
Repurchase Agreement	—	2,811,874	—	2,811,874

Total Investment Securities	$294,168,552	$2,811,874	$—	$296,980,426

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(17,438,643)	$—	$—	$(17,438,643)

Total Other Liabilities	$(17,438,643)	$—	$—	$(17,438,643)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 5.8%
Boeing Co.	169,422	$ 19,907,085
Honeywell International, Inc.	77,824	6,462,505
Precision Castparts Corp.	32,202	7,317,583
Rolls-Royce Holdings PLC (A)	120,857	2,175,689
United Technologies Corp.	145,523	15,690,290
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. - Class B	31,463	2,874,774
Automobiles - 0.6%
Ford Motor Co.	223,192	3,765,249
Tesla Motors, Inc. (A) (B)	7,540	1,458,387
Beverages - 1.1%
Anheuser-Busch InBev NV - ADR	36,885	3,658,992
Diageo PLC	153,084	4,869,817
Monster Beverage Corp. (A)	24,198	1,264,346
Biotechnology - 7.5%
Alexion Pharmaceuticals, Inc. (A)	59,474	6,908,500
Amgen, Inc.	92,381	10,341,129
Biogen IDEC, Inc. (A)	60,276	14,512,050
Celgene Corp. (A)	85,283	13,127,612
Foundation Medicine, Inc. (A)	647	25,647
Gilead Sciences, Inc. (A)	242,118	15,214,695
Vertex Pharmaceuticals, Inc. (A)	81,037	6,144,226
Capital Markets - 1.2%
Goldman Sachs Group, Inc.	37,886	5,993,944
Morgan Stanley	181,921	4,902,771
Chemicals - 1.9%
Monsanto Co.	142,673	14,890,781
Sherwin-Williams Co.	12,881	2,346,661
Commercial Services & Supplies - 0.4%
ADT Corp.	44,005	1,789,243
Tyco International, Ltd.	59,403	2,077,917
Communications Equipment - 2.7%
Cisco Systems, Inc.	827,582	19,381,970
Emulex Corp. (A)	100,911	783,069
Juniper Networks, Inc. (A)	102,543	2,036,504
QUALCOMM, Inc.	31,660	2,132,618
Computers & Peripherals - 5.5%
Apple, Inc.	54,856	26,152,598
EMC Corp.	166,675	4,260,213
NCR Corp. (A)	18,059	715,317
NetApp, Inc.	239,131	10,191,763
QLogic Corp. (A)	102,525	1,121,624
SanDisk Corp.	66,380	3,950,274
Western Digital Corp.	45,100	2,859,340
Consumer Finance - 0.7%
American Express Co.	83,008	6,268,764
Diversified Consumer Services - 0.1%
ITT Educational Services, Inc. (A) (B)	16,673	516,863
Diversified Financial Services - 1.2%
Bank of America Corp.	414,264	5,716,843
IntercontinentalExchange, Inc. (A) (B)	11,994	2,175,951
JPMorgan Chase & Co.	59,524	3,076,796
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	78,537	3,664,536
Electrical Equipment - 0.1%
Rockwell Automation, Inc. - Class B	5,878	628,593
Energy Equipment & Services - 1.6%
FMC Technologies, Inc. (A)	76,303	4,228,712

	Shares	Value
Energy Equipment & Services (continued)
National Oilwell Varco, Inc.	28,302	$ 2,210,669
Oceaneering International, Inc.	39,389	3,199,963
Schlumberger, Ltd.	26,926	2,379,181
Transocean, Ltd.	48,442	2,155,669
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	120,423	13,863,096
CVS Caremark Corp.	65,083	3,693,460
Sprouts Farmers Market, Inc. (A) (B)	5,797	257,329
Wal-Mart Stores, Inc.	62,201	4,600,386
Whole Foods Market, Inc.	129,535	7,577,797
Food Products - 1.3%
Green Mountain Coffee Roasters, Inc. - Series C (A) (B)	33,525	2,525,438
Mead Johnson Nutrition Co. - Class A	39,126	2,905,497
Mondelez International, Inc. - Class A	203,375	6,390,043
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	156,897	5,207,411
Becton Dickinson and Co.	28,150	2,815,563
CR Bard, Inc.	27,126	3,124,915
Essilor International SA	6,612	711,131
Medtronic, Inc.	114,298	6,086,369
Zimmer Holdings, Inc. - Class A	54,420	4,470,059
Health Care Providers & Services - 2.4%
Aetna, Inc.	50,859	3,255,993
Express Scripts Holding Co. (A)	145,840	9,009,995
McKesson Corp.	36,848	4,727,598
UnitedHealth Group, Inc.	64,306	4,604,953
Hotels, Restaurants & Leisure - 3.3%
Chipotle Mexican Grill, Inc. - Class A (A)	18,376	7,877,791
Dunkin’ Brands Group, Inc. (B)	113,197	5,123,296
Starbucks Corp.	80,002	6,157,754
Starwood Hotels & Resorts Worldwide, Inc.	60,555	4,023,880
Wyndham Worldwide Corp.	58,133	3,544,369
Wynn Resorts, Ltd.	17,216	2,720,300
Household Durables - 0.1%
PulteGroup, Inc.	55,522	916,113
Industrial Conglomerates - 1.6%
3M Co.	64,707	7,726,663
Danaher Corp.	87,407	6,059,053
Internet & Catalog Retail - 4.3%
Amazon.com, Inc. (A)	58,131	18,174,076
NetFlix, Inc. (A)	11,432	3,534,889
priceline.com, Inc. (A)	16,591	16,772,671
Internet Software & Services - 9.3%
Akamai Technologies, Inc. (A)	38,399	1,985,228
eBay, Inc. (A)	180,659	10,078,966
Facebook, Inc. - Class A (A)	277,666	13,949,940
Google, Inc. - Class A (A)	34,845	30,521,084
IAC/InterActiveCorp	109,482	5,985,381
LinkedIn Corp. - Class A (A)	46,582	11,461,967
Rackspace Hosting, Inc. (A) (B)	56,223	2,966,325
Yahoo! Inc. (A)	162,815	5,398,945
IT Services - 4.4%
Alliance Data Systems Corp. (A) (B)	15,049	3,182,412
Mastercard, Inc. - Class A	25,873	17,406,837
Paychex, Inc. (B)	62,250	2,529,840
Visa, Inc. - Class A	85,372	16,314,589
Life Sciences Tools & Services - 0.7%
Bruker Corp. (A)	62,593	1,292,546
Illumina, Inc. (A) (B)	62,381	5,042,256
Machinery - 1.3%
Dover Corp.	46,298	4,158,949
Illinois Tool Works, Inc. - Class A	30,394	2,318,151
Parker Hannifin Corp.	48,582	5,281,835

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 4.1%
Comcast Corp. - Class A	153,445	$ 6,928,042
Discovery Communications, Inc. - Series A (A)	62,158	5,247,378
Omnicom Group, Inc.	75,398	4,783,249
Scripps Networks Interactive, Inc. - Class A (B)	30,162	2,355,954
Sirius XM Radio, Inc.	971,466	3,759,573
Twenty-First Century Fox, Inc.	138,492	4,639,482
Walt Disney Co. - Class A	128,052	8,258,074
Metals & Mining - 0.0% (C)
Allied Nevada Gold Corp. (A) (B)	66,709	278,844
Multiline Retail - 0.4%
Dollar Tree, Inc. (A) (B)	63,373	3,622,401
Oil, Gas & Consumable Fuels - 1.8%
Concho Resources, Inc. (A)	54,242	5,902,072
Enbridge, Inc.	45,715	1,908,144
EOG Resources, Inc.	33,380	5,650,566
Valero Energy Corp.	77,265	2,638,600
Personal Products - 0.9%
Estee Lauder Cos., Inc. - Class A	112,029	7,830,827
Pharmaceuticals - 3.9%
Allergan, Inc.	68,797	6,222,689
Bristol-Myers Squibb Co.	95,295	4,410,253
Eli Lilly & Co.	109,459	5,509,072
Johnson & Johnson	35,685	3,093,533
Merck & Co., Inc.	84,663	4,030,805
Novo Nordisk A/S - ADR	41,752	7,065,273
Perrigo Co. (B)	32,177	3,969,998
Real Estate Investment Trusts - 0.4%
American Tower Corp. - Class A	48,965	3,629,775
Road & Rail - 1.5%
Canadian Pacific Railway, Ltd.	31,731	3,912,432
Hertz Global Holdings, Inc. (A)	110,718	2,453,511
Union Pacific Corp.	43,974	6,830,921
Semiconductors & Semiconductor Equipment - 2.8%
Altera Corp.	196,473	7,300,936
ARM Holdings PLC - ADR	114,358	5,502,907
Broadcom Corp. - Class A	94,776	2,465,124
Microchip Technology, Inc. (B)	102,782	4,141,087
Xilinx, Inc.	116,479	5,458,206
Software - 8.0%
Check Point Software Technologies, Ltd. (A) (B)	100,800	5,701,248
FireEye, Inc. (A)	17,519	727,564
Informatica Corp. (A)	29,932	1,166,450
Intuit, Inc.	35,708	2,367,798
Microsoft Corp.	567,665	18,908,921
NetSuite, Inc. (A) (B)	23,047	2,487,693
Oracle Corp.	293,214	9,725,908
Red Hat, Inc. (A)	111,309	5,135,797
Salesforce.com, Inc. (A) (B)	208,217	10,808,544
Splunk, Inc. (A)	78,570	4,717,343
Tableau Software Inc - Class A (A)	1,323	94,251
VMware, Inc. - Class A (A)	68,164	5,514,468
Workday, Inc. - Class A (A) (B)	44,731	3,620,080
Specialty Retail - 6.4%
Buckle, Inc. (B)	51,118	2,762,928
Five Below, Inc. (A) (B)	27,768	1,214,850
Gap, Inc. - Class A	69,961	2,818,029
Home Depot, Inc.	119,032	9,028,577
Inditex SA	54,761	8,438,104
Lowe’s Cos., Inc.	210,713	10,032,046
O’Reilly Automotive, Inc. (A)	49,588	6,326,933

	Shares	Value
Specialty Retail (continued)
PetSmart, Inc. - Class A	40,537	$ 3,091,352
TJX Cos., Inc.	239,530	13,507,097
Textiles, Apparel & Luxury Goods - 2.9%
Lululemon Athletica, Inc. (A) (B)	26,053	1,904,214
Michael Kors Holdings, Ltd. (A)	46,738	3,482,916
NIKE, Inc. - Class B	171,172	12,433,934
Ralph Lauren Corp. - Class A	25,957	4,275,896
Swatch Group AG	3,312	2,131,458
Under Armour, Inc. - Class A (A) (B)	15,740	1,250,543

Total Common Stocks (cost $666,955,044)		879,335,532

SECURITIES LENDING COLLATERAL - 6.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (D)	61,707,859	61,707,859

Total Securities Lending Collateral (cost $61,707,859)		61,707,859

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2013, to be repurchased at $3,230,242 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $3,301,558.	$ 3,230,241	3,230,241

Total Repurchase Agreement (cost $3,230,241)		3,230,241

Total Investment Securities (cost $731,893,144) (E)		944,273,632
Other Assets and Liabilities - Net		(54,637,495)

Net Assets		$ 889,636,137

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $60,378,346. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at September 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $731,893,144. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $218,348,653 and $5,968,165, respectively. Net unrealized appreciation for tax purposes is $212,380,488.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$861,009,333	$18,326,199	$—	$879,335,532
Securities Lending Collateral	61,707,859	—	—	61,707,859
Repurchase Agreement	—	3,230,241	—	3,230,241

Total Investment Securities	$922,717,192	$21,556,440	$—	$944,273,632

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (G)
Collateral for Securities on Loan	$(61,707,859)	$—	$—	$(61,707,859)

Total Other Liabilities	$(61,707,859)	$—	$—	$(61,707,859)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Automobiles - 0.9%
Harley-Davidson, Inc.	132,050	$ 8,482,892
Beverages - 2.0%
Beam, Inc.	195,100	12,613,215
Brown-Forman Corp. - Class B	20,650	1,406,884
Dr. Pepper Snapple Group, Inc.	101,700	4,558,194
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	92,500	3,850,775
Capital Markets - 5.9%
Ameriprise Financial, Inc.	69,500	6,330,060
Charles Schwab Corp.	77,500	1,638,350
Invesco, Ltd.	427,700	13,643,630
Northern Trust Corp.	148,600	8,082,354
Raymond James Financial, Inc.	166,500	6,938,055
State Street Corp.	199,300	13,103,975
T. Rowe Price Group, Inc.	64,400	4,632,292
Chemicals - 6.1%
Airgas, Inc.	109,250	11,585,962
Albemarle Corp.	90,420	5,691,035
Ashland, Inc.	86,400	7,990,272
FMC Corp. - Class A	233,400	16,739,448
Huntsman Corp.	346,000	7,131,060
Sherwin-Williams Co.	13,500	2,459,430
Sigma-Aldrich Corp. (A)	53,400	4,555,020
Commercial Banks - 5.7%
CIT Group, Inc. (B)	114,900	5,603,673
City National Corp. (A)	48,900	3,259,674
Cullen/Frost Bankers, Inc. (A)	16,000	1,128,800
Fifth Third Bancorp	350,800	6,328,432
First Republic Bank - Class A	57,000	2,657,910
Huntington Bancshares, Inc. - Class A	238,200	1,967,532
KeyCorp	903,500	10,299,900
M&T Bank Corp.	49,300	5,517,656
SunTrust Banks, Inc.	436,250	14,143,225
Zions Bancorporation	81,400	2,231,988
Commercial Services & Supplies - 1.5%
Tyco International, Ltd.	387,850	13,566,993
Containers & Packaging - 2.9%
Ball Corp.	177,900	7,984,152
MeadWestvaco Corp.	278,400	10,684,992
Rock-Tenn Co. - Class A	35,000	3,544,450
Silgan Holdings, Inc.	92,000	4,324,000
Distributors - 0.4%
Genuine Parts Co. (A)	43,400	3,510,626
Electric Utilities - 2.5%
Edison International	111,900	5,154,114
Northeast Utilities	197,400	8,142,750
Westar Energy, Inc. (A)	150,800	4,622,020
Xcel Energy, Inc.	177,164	4,891,498
Electrical Equipment - 1.4%
AMETEK, Inc. - Class A	98,050	4,512,261
Hubbell, Inc. - Class B	28,900	3,026,986
Regal Beloit Corp.	79,000	5,366,470
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. - Class A	87,720	6,787,774
Arrow Electronics, Inc. (B)	135,000	6,551,550
CDW Corp. (B)	19,400	442,902

	Shares	Value
Energy Equipment & Services - 1.4%
Cameron International Corp. (B)	123,450	$ 7,205,777
Oceaneering International, Inc.	71,600	5,816,784
Food & Staples Retailing - 0.4%
Kroger Co.	94,900	3,828,266
Food Products - 0.9%
Hershey Co.	93,990	8,694,075
Gas Utilities - 0.9%
EQT Corp.	47,020	4,171,614
Questar Corp.	168,600	3,791,814
Health Care Equipment & Supplies - 2.2%
CareFusion Corp. - Class A (B)	330,750	12,204,675
St. Jude Medical, Inc.	151,100	8,105,004
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp. - Class A	73,100	4,466,410
Cardinal Health, Inc.	181,250	9,452,188
CIGNA Corp.	178,900	13,750,254
Henry Schein, Inc. (B)	31,500	3,266,550
Humana, Inc. - Class A	54,480	5,084,618
Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants, Inc. (A)	29,899	1,384,025
Marriott International, Inc. - Class A	82,266	3,460,108
Starwood Hotels & Resorts Worldwide, Inc.	61,900	4,113,255
Wynn Resorts, Ltd.	50,400	7,963,704
Yum! Brands, Inc.	52,400	3,740,836
Household Durables - 2.0%
Jarden Corp. (B)	71,500	3,460,600
Mohawk Industries, Inc. (B)	39,500	5,144,875
Newell Rubbermaid, Inc.	365,900	10,062,250
Household Products - 0.3%
Energizer Holdings, Inc.	34,300	3,126,445
Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	78,379	5,509,260
Insurance - 5.6%
Alleghany Corp. (B)	10,974	4,495,499
Brown & Brown, Inc.	227,600	7,305,960
Chubb Corp. - Class A	44,600	3,980,996
Hartford Financial Services Group, Inc.	114,000	3,547,680
Loews Corp.	177,000	8,272,980
Marsh & McLennan Cos., Inc.	187,700	8,174,335
Old Republic International Corp.	216,100	3,327,940
Unum Group	146,000	4,444,240
WR Berkley Corp.	90,700	3,887,402
XL Group PLC - Class A	134,400	4,142,208
Internet & Catalog Retail - 0.6%
Expedia, Inc. (A)	78,650	4,073,284
TripAdvisor, Inc. (A) (B)	22,450	1,702,608
IT Services - 2.1%
Jack Henry & Associates, Inc.	115,200	5,945,472
Teradata Corp. (B)	242,700	13,455,288
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	193,500	9,916,875
Machinery - 5.9%
Dover Corp.	131,350	11,799,170
IDEX Corp.	94,200	6,146,550
Pall Corp.	95,600	7,365,024
Pentair, Ltd.	219,290	14,240,693
Rexnord Corp. (A) (B)	109,300	2,273,440
Snap-on, Inc.	52,806	5,254,197
Stanley Black & Decker, Inc.	80,600	7,299,942
Media - 2.4%
Cablevision Systems Corp. - Class A	40,660	684,715
CBS Corp. - Class B	66,800	3,684,688

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Media (continued)
Clear Channel Outdoor Holdings, Inc. - Class A (B)	114,861	$ 941,860
DISH Network Corp. - Class A	119,700	5,387,697
Gannett Co., Inc.	63,300	1,695,807
Interpublic Group of Cos., Inc.	582,700	10,010,786
Multi-Utilities - 3.8%
CenterPoint Energy, Inc.	185,080	4,436,368
CMS Energy Corp.	186,700	4,913,944
NiSource, Inc. - Class B	510,200	15,760,078
Sempra Energy	72,900	6,240,240
Wisconsin Energy Corp.	101,500	4,098,570
Multiline Retail - 1.3%
Family Dollar Stores, Inc.	74,600	5,372,692
Kohl’s Corp. (A)	134,860	6,979,005
Oil, Gas & Consumable Fuels - 4.8%
Cameco Corp. - Class A (A)	479,350	8,661,855
Devon Energy Corp. - Class A	65,600	3,789,056
Energen Corp.	90,721	6,930,177
Marathon Oil Corp.	253,300	8,835,104
PBF Energy, Inc. - Class A (A)	108,700	2,440,315
QEP Resources, Inc.	112,700	3,120,663
Whiting Petroleum Corp. (B)	118,800	7,110,180
Williams Cos., Inc.	109,300	3,974,148
Pharmaceuticals - 1.8%
Hospira, Inc. (B)	141,520	5,550,414
Zoetis, Inc. - Class A	341,700	10,633,704
Professional Services - 1.9%
Dun & Bradstreet Corp. (A)	110,575	11,483,214
Equifax, Inc.	84,200	5,039,370
Experian PLC - ADR	44,900	851,753
Real Estate Investment Trusts - 3.0%
American Homes 4 Rent - Class A (B)	95,900	1,548,785
Annaly Capital Management, Inc. (A)	237,900	2,754,882
HCP, Inc.	91,100	3,730,545
Kimco Realty Corp.	224,700	4,534,446
Rayonier, Inc.	20,400	1,135,260
Regency Centers Corp.	64,000	3,094,400
Taubman Centers, Inc.	86,800	5,842,508
Vornado Realty Trust - Class A	55,937	4,702,064
Real Estate Management & Development - 1.0%
Brookfield Office Properties, Inc. (A)	168,000	3,203,760
CBRE Group, Inc. - Class A (B)	259,000	5,990,670
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc. - Class A	135,240	6,363,042
KLA-Tencor Corp.	69,000	4,198,650
LSI Corp.	1,061,600	8,301,712
Microchip Technology, Inc. (A)	117,000	4,713,930
Xilinx, Inc.	128,800	6,035,568
Software - 3.1%
Citrix Systems, Inc. (B)	114,450	8,081,314
PTC, Inc. (B)	250,950	7,134,509
Synopsys, Inc. (B)	365,550	13,781,235
Specialty Retail - 4.2%
AutoZone, Inc. (B)	16,000	6,763,680
Bed Bath & Beyond, Inc. (B)	85,000	6,575,600
Gap, Inc. - Class A	161,400	6,501,192
PetSmart, Inc. - Class A	65,400	4,987,404
Tiffany & Co.	33,100	2,536,122
TJX Cos., Inc.	69,400	3,913,466
Williams-Sonoma, Inc. - Class A (A)	136,867	7,691,925
Textiles, Apparel & Luxury Goods - 2.0%
PVH Corp.	127,550	15,138,909
V.F. Corp.	18,900	3,762,045

	Shares	Value
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	130,700	$ 1,182,835
Trading Companies & Distributors - 1.4%
MSC Industrial Direct Co., Inc. - Class A	154,500	12,568,575
Water Utilities - 1.0%
American Water Works Co., Inc.	224,250	9,257,040

Total Common Stocks (cost $687,718,843)		891,192,877

SECURITIES LENDING COLLATERAL - 7.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	70,187,011	70,187,011

Total Securities Lending Collateral (cost $70,187,011)		70,187,011

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $30,974,180 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, and with a value of $31,596,918.	$ 30,974,171	30,974,171

Total Repurchase Agreement (cost $30,974,171)		30,974,171

Total Investment Securities (cost $788,880,025) (D)		992,354,059
Other Assets and Liabilities - Net		(66,936,723)

Net Assets		$ 925,417,336

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $68,572,038. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $788,880,025. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $207,383,957 and $3,909,923, respectively. Net unrealized appreciation for tax purposes is $203,474,034.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$891,192,877	$—	$—	$891,192,877
Securities Lending Collateral	70,187,011	—	—	70,187,011
Repurchase Agreement	—	30,974,171	—	30,974,171

Total Investment Securities	$961,379,888	$30,974,171	$—	$992,354,059

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(70,187,011)	$—	$—	$(70,187,011)

Total Other Liabilities	$(70,187,011)	$—	$—	$(70,187,011)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 93.0%
Aerospace & Defense - 4.5%
Rockwell Collins, Inc. (A)	59,870	$ 4,062,778
Teledyne Technologies, Inc. (A) (B)	44,217	3,755,350
Auto Components - 2.5%
Tenneco, Inc. (A) (B)	86,784	4,382,592
Biotechnology - 5.1%
BioMarin Pharmaceutical, Inc. (B)	65,438	4,725,932
United Therapeutics Corp. (A) (B)	52,800	4,163,280
Chemicals - 3.2%
Axiall Corp. (A)	56,057	2,118,394
RPM International, Inc.	94,051	3,404,646
Commercial Banks - 2.1%
Comerica, Inc. - Class A (A)	92,645	3,641,875
Commercial Services & Supplies - 2.3%
Stericycle, Inc. (B)	33,966	3,919,676
Containers & Packaging - 1.7%
Rock-Tenn Co. - Class A	29,984	3,036,480
Electrical Equipment - 2.4%
AMETEK, Inc. - Class A	91,502	4,210,922
Electronic Equipment & Instruments - 2.9%
Trimble Navigation, Ltd. (A) (B)	167,654	4,981,000
Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (A) (B)	54,995	3,026,925
Food & Staples Retailing - 4.0%
Casey’s General Stores, Inc. (A)	45,265	3,326,978
Fresh Market, Inc. (A) (B)	75,953	3,593,336
Food Products - 1.8%
McCormick & Co., Inc. (A)	48,060	3,109,482
Gas Utilities - 1.5%
EQT Corp.	30,251	2,683,869
Health Care Equipment & Supplies - 5.8%
Alere, Inc. (B)	114,177	3,490,391
Align Technology, Inc. (A) (B)	86,328	4,154,103
Cyberonics, Inc. (A) (B)	48,375	2,454,548
Health Care Providers & Services - 1.3%
Catamaran Corp. (A) (B)	51,118	2,348,872
Hotels, Restaurants & Leisure - 2.5%
Cheesecake Factory, Inc. (A)	99,145	4,357,423
Insurance - 1.9%
CNO Financial Group, Inc.	227,586	3,277,238
Internet Software & Services - 2.1%
ValueClick, Inc. (A) (B)	176,239	3,674,583
IT Services - 2.5%
NeuStar, Inc. - Class A (A) (B)	88,033	4,355,873
Machinery - 2.6%
Snap-on, Inc. (A)	45,622	4,539,389
Media - 2.7%
Scripps Networks Interactive, Inc. - Class A (A)	59,545	4,651,060
Oil, Gas & Consumable Fuels - 2.8%
Cimarex Energy Co.	51,100	4,926,040
Professional Services - 2.0%
Equifax, Inc.	58,396	3,495,001
Real Estate Investment Trusts - 1.7%
Colony Financial, Inc. (A)	149,797	2,992,944

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.5%
Synaptics, Inc. (A) (B)	96,650	$ 4,279,662
Software - 5.5%
PTC, Inc. (B)	189,391	5,384,386
Solera Holdings, Inc. (A)	79,351	4,195,288
Specialty Retail - 11.6%
Dick’s Sporting Goods, Inc. (A)	63,362	3,382,264
DSW, Inc. - Class A (A)	63,636	5,429,424
Murphy USA, Inc. (A) (B)	82,611	3,336,658
Sally Beauty Holdings, Inc. (B)	148,184	3,876,493
Williams-Sonoma, Inc. - Class A (A)	73,681	4,140,872
Textiles, Apparel & Luxury Goods - 5.7%
Carter’s, Inc. (A)	63,456	4,815,676
Under Armour, Inc. - Class A (A) (B)	64,303	5,108,873
Thrifts & Mortgage Finance - 2.4%
Ocwen Financial Corp. - Class B (B)	74,537	4,156,929
Wireless Telecommunication Services - 1.7%
Telephone & Data Systems, Inc.	98,953	2,924,061

Total Common Stocks (cost $150,848,417)		161,891,566

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	44,703,565	44,703,565

Total Securities Lending Collateral (cost $44,703,565)		44,703,565

Total Investment Securities (cost $195,551,982) (D)		206,595,131
Other Assets and Liabilities - Net		(32,565,685)

Net Assets		$ 174,029,446

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $43,681,692. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $195,551,982. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $14,037,028 and $2,993,879, respectively. Net unrealized appreciation for tax purposes is $11,043,149.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$161,891,566	$—	$—	$161,891,566
Securities Lending Collateral	44,703,565	—	—	44,703,565

Total Investment Securities	$206,595,131	$—	$—	$206,595,131

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(44,703,565)	$—	$—	$(44,703,565)
Due to Custodian	(91,257)	—	—	(91,257)

Total Other Liabilities	$(44,794,822)	$—	$—	$(44,794,822)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 1.4%
Cubic Corp. (A)	20,400	$ 1,095,072
Air Freight & Logistics - 2.2%
Atlas Air Worldwide Holdings, Inc. (A) (B)	22,000	1,014,420
UTi Worldwide, Inc. (A)	49,300	744,923
Chemicals - 4.7%
Innospec, Inc.	23,200	1,082,512
Koppers Holdings, Inc. (A)	19,000	810,350
Sensient Technologies Corp. (A)	17,900	857,231
Zep, Inc.	59,800	972,348
Commercial Banks - 10.1%
First Busey Corp. - Class B (A)	112,430	585,760
First Midwest Bancorp, Inc.	80,500	1,216,355
First Niagara Financial Group, Inc.	80,610	835,926
Flushing Financial Corp. - Class A (A)	38,433	709,089
Hancock Holding Co. (A)	22,100	693,498
International Bancshares Corp. (A)	58,600	1,267,518
MB Financial, Inc. (A)	33,700	951,688
Webster Financial Corp.	51,900	1,325,007
Westamerica Bancorporation (A)	9,300	462,582
Commercial Services & Supplies - 7.5%
ACCO Brands Corp. (A) (B)	139,400	925,616
G&K Services, Inc. - Class A	30,900	1,866,051
Standard Parking Corp. (A) (B)	44,600	1,199,294
United Stationers, Inc. (A)	45,090	1,961,415
Computers & Peripherals - 1.4%
Diebold, Inc. (A)	38,400	1,127,424
Containers & Packaging - 2.2%
Aptargroup, Inc. (A)	18,200	1,094,366
Greif, Inc. - Class A (A)	13,400	657,002
Diversified Consumer Services - 1.6%
Matthews International Corp. - Class A (A)	34,200	1,302,336
Electric Utilities - 0.9%
UNS Energy Corp.	16,100	750,582
Electrical Equipment - 1.1%
Acuity Brands, Inc. (A)	9,230	849,345
Electronic Equipment & Instruments - 6.7%
Belden, Inc. (A)	45,640	2,923,242
Coherent, Inc. (A)	12,600	774,270
MTS Systems Corp. (A)	10,332	664,864
ScanSource, Inc. (B)	28,400	982,640
Energy Equipment & Services - 2.9%
Bristow Group, Inc.	5,800	422,008
Era Group, Inc. (A) (B)	27,740	753,973
SEACOR Holdings, Inc. (A)	12,540	1,134,118
Food & Staples Retailing - 1.6%
Casey’s General Stores, Inc. (A)	17,200	1,264,200
Food Products - 0.7%
Post Holdings, Inc. (B)	14,700	593,439
Gas Utilities - 3.2%
Atmos Energy Corp. (A)	23,400	996,606
Laclede Group, Inc. (A)	13,600	612,000
New Jersey Resources Corp.	8,000	352,400
WGL Holdings, Inc.	13,500	576,585
Health Care Equipment & Supplies - 3.0%
Haemonetics Corp. (A) (B)	4,200	167,496
ICU Medical, Inc. - Class B (A) (B)	18,700	1,270,291
STERIS Corp.	21,700	932,232

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 3.2%
Amsurg Corp. - Class A (A) (B)	40,300	$ 1,599,910
Corvel Corp. (A) (B)	25,700	950,129
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. (A) (B)	61,600	915,992
Hotels, Restaurants & Leisure - 2.6%
CEC Entertainment, Inc. (A)	36,600	1,678,476
Choice Hotels International, Inc. (A)	8,200	354,158
Household Durables - 2.2%
Helen of Troy, Ltd. (A) (B)	39,435	1,743,027
Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	12,010	844,183
Insurance - 4.5%
AMERISAFE, Inc. (A)	20,300	720,853
Assured Guaranty, Ltd. (A)	39,700	744,375
Platinum Underwriters Holdings, Ltd. (A)	13,700	818,301
Primerica, Inc. (A)	32,700	1,319,118
IT Services - 2.5%
Forrester Research, Inc. (A)	32,420	1,191,759
MAXIMUS, Inc. - Class A	17,900	806,216
Life Sciences Tools & Services - 3.9%
Charles River Laboratories International, Inc. (B)	41,800	1,933,668
ICON PLC (B)	27,400	1,121,482
Machinery - 5.7%
Albany International Corp. - Class A	45,300	1,624,911
ESCO Technologies, Inc. (A)	30,700	1,020,161
Mueller Industries, Inc. (A)	33,000	1,837,110
Multiline Retail - 1.5%
Fred’s, Inc. - Class A (A)	76,100	1,190,965
Office Electronics - 1.2%
Zebra Technologies Corp. - Class A (B)	20,100	915,153
Oil, Gas & Consumable Fuels - 3.3%
Diamondback Energy, Inc. (A) (B)	20,600	878,384
Halcon Resources Corp. (A) (B)	38,741	171,623
Scorpio Tankers, Inc.	163,500	1,595,760
Paper & Forest Products - 1.2%
Deltic Timber Corp. (A)	14,900	970,586
Real Estate Investment Trusts - 3.6%
Campus Crest Communities, Inc. (A)	83,900	906,120
DiamondRock Hospitality Co. (A)	66,000	704,220
Education Realty Trust, Inc.	61,600	560,560
Summit Hotel Properties, Inc.	75,000	689,250
Software - 1.0%
Verint Systems, Inc. (B)	20,500	759,730
Specialty Retail - 4.9%
Ascena Retail Group, Inc. - Class B (A) (B)	78,800	1,570,484
Cato Corp. - Class A (A)	56,170	1,571,636
Stage Stores, Inc. (A)	39,100	750,720
Thrifts & Mortgage Finance - 1.5%
Northwest Bancshares, Inc. (A)	89,600	1,184,512
Trading Companies & Distributors - 1.7%
GATX Corp. (A)	27,600	1,311,552

Total Common Stocks (cost $53,609,706)		77,733,158

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	20,292,167	20,292,167

Total Securities Lending Collateral (cost $20,292,167)		20,292,167

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.9%

State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $1,511,007 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, and with a value of $1,541,925.

	$ 1,511,006	$ 1,511,006

Total Repurchase Agreement (cost $1,511,006)		1,511,006

Total Investment Securities (cost $75,412,879) (D)		99,536,331
Other Assets and Liabilities - Net		(20,205,648)

Net Assets		$ 79,330,683

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $19,779,520. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $75,412,879. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $24,503,598 and $380,146, respectively. Net unrealized appreciation for tax purposes is $24,123,452.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$77,733,158	$—	$—	$77,733,158
Securities Lending Collateral	20,292,167	—	—	20,292,167
Repurchase Agreement	—	1,511,006	—	1,511,006

Total Investment Securities	$98,025,325	$1,511,006	$—	$99,536,331

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(20,292,167)	$—	$—	$(20,292,167)

Total Other Liabilities	$(20,292,167)	$—	$—	$(20,292,167)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 1.0%
AAR Corp.	36,881	$ 1,007,958
Esterline Technologies Corp. (A) (B)	13,403	1,070,766
Orbital Sciences Corp. (A)	53,235	1,127,517
Airlines - 0.6%
Republic Airways Holdings, Inc. (A) (B)	85,527	1,017,771
SkyWest, Inc.	71,805	1,042,609
Auto Components - 0.7%
Dana Holding Corp. (B)	48,636	1,110,846
Stoneridge, Inc. (A) (B)	89,211	964,371
Biotechnology - 1.4%
Myriad Genetics, Inc. (A) (B)	39,711	933,209
PDL Biopharma, Inc. (B)	133,237	1,061,899
Repligen Corp. (A) (B)	108,205	1,199,993
United Therapeutics Corp. (A) (B)	14,150	1,115,727
Capital Markets - 3.1%
Apollo Investment Corp. (B)	138,136	1,125,809
Arlington Asset Investment Corp. - Class A (B)	41,928	997,048
Fortress Investment Group LLC - Class A	140,646	1,116,729
Investment Technology Group, Inc. (A)	68,320	1,073,990
Janus Capital Group, Inc. (B)	126,873	1,079,689
Manning & Napier, Inc.	68,612	1,144,448
MCG Capital Corp.	204,831	1,032,348
Och-Ziff Capital Management Group LLC - Class A	92,189	1,013,157
Piper Jaffray Cos. (A) (B)	33,060	1,133,628
Chemicals - 2.2%
A. Schulman, Inc. (B)	40,491	1,192,865
Cytec Industries, Inc.	14,070	1,144,735
FutureFuel Corp.	60,520	1,086,939
Koppers Holdings, Inc. (B)	27,213	1,160,635
Minerals Technologies, Inc. (B)	24,244	1,196,926
Olin Corp. (B)	47,200	1,088,904
Commercial Banks - 4.5%
Banner Corp. (B)	30,354	1,158,309
BBCN Bancorp, Inc.	74,591	1,026,372
Columbia Banking System, Inc. (B)	46,850	1,157,195
Eagle Bancorp, Inc.	42,835	1,211,802
First Interstate Bancsystem, Inc.	45,761	1,105,128
First Merchants Corp. (B)	58,442	1,012,800
Glacier Bancorp, Inc. (B)	45,565	1,125,911
Hanmi Financial Corp. - Class B (B)	64,620	1,070,753
NBT Bancorp, Inc. (B)	48,235	1,108,440
OFG Bancorp (B)	59,315	960,310
Synovus Financial Corp.	326,585	1,077,731
United Community Banks, Inc. (A)	71,015	1,065,225
Wilshire Bancorp, Inc. (B)	130,325	1,066,059
Commercial Services & Supplies - 2.1%
ABM Industries, Inc. (B)	42,630	1,134,811
Consolidated Graphics, Inc. (A)	19,125	1,072,147
G&K Services, Inc. - Class A (B)	20,400	1,231,956
Pitney Bowes, Inc. (B)	62,855	1,143,332
R.R. Donnelley & Sons Co. (B)	70,116	1,107,833
Viad Corp.	43,925	1,095,929
Communications Equipment - 2.4%
AudioCodes, Ltd. (A)	182,785	1,279,495
Brocade Communications Systems, Inc. (A)	140,751	1,133,046
Comtech Telecommunications Corp.	40,704	989,921

	Shares	Value
Communications Equipment (continued)
Harmonic, Inc. (A) (B)	142,508	$ 1,095,886
InterDigital, Inc.	28,346	1,058,156
Polycom, Inc. (A) (B)	99,047	1,081,593
Sonus Networks, Inc. (A) (B)	323,565	1,093,650
Computers & Peripherals - 1.4%
Lexmark International, Inc. - Class A (B)	30,061	992,013
Logitech International SA (B)	131,875	1,167,094
QLogic Corp. (A)	98,185	1,074,144
Silicon Graphics International Corp. (A)	73,103	1,187,923
Construction & Engineering - 1.4%
AECOM Technology Corp. (A)	36,226	1,132,787
EMCOR Group, Inc.	27,990	1,095,248
Pike Electric Corp. (B)	96,956	1,097,542
Tutor Perini Corp. (A) (B)	54,618	1,164,456
Consumer Finance - 0.7%
Cash America International, Inc. (B)	25,518	1,155,455
Nelnet, Inc. - Class A	29,120	1,119,664
Containers & Packaging - 1.4%
Graphic Packaging Holding Co. (A)	123,993	1,061,380
Greif, Inc. - Class A (B)	20,484	1,004,330
Myers Industries, Inc.	60,625	1,219,169
Sonoco Products Co. (B)	29,899	1,164,267
Distributors - 0.3%
VOXX International Corp. - Class A (A) (B)	78,400	1,074,080
Diversified Consumer Services - 2.1%
Apollo Group, Inc. - Class A (A) (B)	52,852	1,099,850
Capella Education Co. (A) (B)	20,338	1,150,317
DeVry, Inc. (B)	38,616	1,180,105
ITT Educational Services, Inc. (A) (B)	36,755	1,139,405
K12, Inc. (A) (B)	35,317	1,090,589
Strayer Education, Inc. (B)	27,219	1,130,133
Diversified Financial Services - 0.7%
Gain Capital Holdings, Inc. - Class A	98,850	1,244,522
KKR Financial Holdings LLC	98,279	1,015,222
Diversified Telecommunication Services - 1.7%
IDT Corp. - Class B	62,388	1,107,387
Inteliquent, Inc.	129,235	1,248,410
magicJack VocalTec, Ltd. (A)	76,470	984,169
Premiere Global Services, Inc. (A) (B)	106,591	1,061,646
Vonage Holdings Corp. (A)	331,515	1,040,957
Electric Utilities - 1.0%
Hawaiian Electric Industries, Inc. (B)	41,503	1,041,725
Portland General Electric Co. (B)	38,359	1,082,875
UIL Holdings Corp. (B)	29,614	1,101,048
Electronic Equipment & Instruments - 3.8%
AVX Corp. (B)	87,898	1,154,101
Benchmark Electronics, Inc. (A)	48,475	1,109,593
Celestica, Inc. (A)	104,150	1,148,774
Checkpoint Systems, Inc. (A) (B)	64,776	1,081,759
Ingram Micro, Inc. - Class A (A)	48,590	1,119,999
Insight Enterprises, Inc. (A) (B)	56,417	1,067,410
Nam Tai Electronics, Inc. (B)	134,793	1,047,341
Plexus Corp. (A) (B)	29,465	1,096,098
Sanmina Corp. (A)	60,520	1,058,495
ScanSource, Inc. (A) (B)	33,675	1,165,155
Vishay Intertechnology, Inc. (A) (B)	85,439	1,101,309
Energy Equipment & Services - 4.5%
Basic Energy Services, Inc. (A) (B)	85,520	1,080,973
Exterran Holdings, Inc. (A) (B)	37,275	1,027,672
Hercules Offshore, Inc. (A) (B)	146,293	1,078,179
ION Geophysical Corp. (A) (B)	208,794	1,085,729
Matrix Service Co. (A) (B)	58,974	1,157,070
McDermott International, Inc. (A) (B)	150,435	1,117,732
Newpark Resources, Inc. (A) (B)	91,542	1,158,922

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
Energy Equipment & Services (continued)
Parker Drilling Co. (A) (B)	176,702	$ 1,007,201
Patterson-UTI Energy, Inc. (B)	52,556	1,123,647
Precision Drilling Corp.	105,975	1,051,272
Tesco Corp. - Class B (A)	69,791	1,156,437
TETRA Technologies, Inc. (A) (B)	94,769	1,187,455
Willbros Group, Inc. (A)	116,470	1,069,195
Food & Staples Retailing - 1.4%
Andersons, Inc.	15,710	1,098,129
Rite Aid Corp. (A)	227,165	1,081,306
Roundy’s, Inc.	127,170	1,093,662
SUPERVALU, Inc. (A) (B)	136,132	1,120,366
Food Products - 1.7%
Chiquita Brands International, Inc. (A) (B)	87,560	1,108,510
Darling International, Inc. (A) (B)	51,245	1,084,344
Dean Foods Co. (A)	55,969	1,080,202
Pilgrim’s Pride Corp. (A) (B)	67,650	1,135,843
Sanderson Farms, Inc. (B)	15,657	1,021,463
Gas Utilities - 0.3%
WGL Holdings, Inc. (B)	24,700	1,054,937
Health Care Equipment & Supplies - 3.5%
Alere, Inc. (A)	34,885	1,066,434
Anika Therapeutics, Inc. (A)	47,000	1,126,120
ArthroCare Corp. (A)	30,546	1,086,827
Conmed Corp. (B)	35,065	1,191,859
Hill-Rom Holdings, Inc. (B)	31,582	1,131,583
Masimo Corp. (B)	41,232	1,098,420
Meridian Bioscience, Inc. (B)	45,870	1,084,826
NuVasive, Inc. (A) (B)	46,166	1,130,605
PhotoMedex, Inc. (A) (B)	68,954	1,096,369
Symmetry Medical, Inc. (A)	127,435	1,039,870
Health Care Providers & Services - 6.7%
Addus HomeCare Corp. (A) (B)	39,525	1,145,039
Alliance HealthCare Services, Inc. (A)	48,200	1,334,658
Amedisys, Inc. (A) (B)	63,545	1,094,245
AMN Healthcare Services, Inc. (A)	74,015	1,018,446
Amsurg Corp. - Class A (A) (B)	27,600	1,095,720
BioTelemetry, Inc. (A) (B)	120,175	1,190,934
Centene Corp. (A) (B)	18,670	1,194,133
Chemed Corp. (B)	15,177	1,085,156
Five Star Quality Care, Inc. (A)	199,196	1,029,843
Gentiva Health Services, Inc. (A)	86,864	1,045,843
Healthways, Inc. (A) (B)	59,869	1,108,175
Kindred Healthcare, Inc. (B)	76,365	1,025,582
LifePoint Hospitals, Inc. (A)	23,890	1,113,991
Magellan Health Services, Inc. (A)	19,301	1,157,288
Owens & Minor, Inc. (B)	29,899	1,034,207
PharMerica Corp. (A) (B)	86,659	1,149,965
Providence Service Corp. (A)	42,246	1,212,038
Triple-S Management Corp. - B Shares (A) (B)	58,767	1,080,725
VCA Antech, Inc. (A)	40,568	1,113,997
Health Care Technology - 1.1%
MedAssets, Inc. (A)	47,969	1,219,372
Omnicell, Inc. (A)	44,016	1,042,299
Quality Systems, Inc.	52,275	1,135,936
Hotels, Restaurants & Leisure - 2.5%
CEC Entertainment, Inc. (B)	26,450	1,212,997
International Speedway Corp. - Class A	34,065	1,100,300
Jack in the Box, Inc. (A)	27,040	1,081,600
Marriott Vacations Worldwide Corp. (A)	24,735	1,088,340
Monarch Casino & Resort, Inc. (A)	55,800	1,059,084
Red Robin Gourmet Burgers, Inc. (A)	16,284	1,157,792
Ruth’s Hospitality Group, Inc. (B)	91,158	1,081,134
Household Durables - 1.1%
Ethan Allen Interiors, Inc. (B)	40,535	1,129,710

	Shares	Value
Household Durables (continued)
Helen of Troy, Ltd. (A) (B)	27,225	$ 1,203,345
Universal Electronics, Inc. (A)	33,260	1,198,358
Household Products - 0.3%
WD-40 Co. (B)	16,945	1,099,731
Insurance - 1.0%
Aspen Insurance Holdings, Ltd.	30,180	1,095,232
MBIA, Inc. (A) (B)	90,310	923,872
Protective Life Corp.	25,173	1,071,111
Internet & Catalog Retail - 0.7%
NutriSystem, Inc. (B)	79,798	1,147,495
PetMed Express, Inc. (B)	71,529	1,165,208
Internet Software & Services - 1.4%
comScore, Inc. (A)	39,182	1,135,103
Perion Network, Ltd. (A) (B)	86,873	1,143,249
United Online, Inc. (B)	138,375	1,104,232
ValueClick, Inc. (A) (B)	50,468	1,052,258
IT Services - 3.6%
CACI International, Inc. - Class A (A) (B)	16,755	1,157,938
Convergys Corp. (B)	58,750	1,101,563
CoreLogic, Inc. (A)	41,266	1,116,245
CSG Systems International, Inc.	47,593	1,192,205
DST Systems, Inc.	14,835	1,118,707
Euronet Worldwide, Inc. (A) (B)	29,588	1,177,602
ExlService Holdings, Inc. (A) (B)	41,315	1,176,651
ManTech International Corp. - Class A (B)	36,732	1,056,412
Sykes Enterprises, Inc. (A) (B)	62,028	1,110,922
TeleTech Holdings, Inc. (A)	44,065	1,105,591
Leisure Equipment & Products - 0.3%
LeapFrog Enterprises, Inc. - Class A (A) (B)	98,325	926,222
Life Sciences Tools & Services - 1.8%
Affymetrix, Inc. (A) (B)	183,785	1,139,467
Albany Molecular Research, Inc. (A) (B)	86,471	1,114,611
Charles River Laboratories International, Inc. (A)	23,925	1,106,770
ICON PLC (A)	29,875	1,222,784
PAREXEL International Corp. (A) (B)	22,586	1,134,495
Machinery - 2.6%
Altra Holdings, Inc. (B)	44,025	1,184,713
Barnes Group, Inc. (B)	33,815	1,180,820
Greenhill & Co., Inc. (A) (B)	45,076	1,114,729
ITT Corp.	32,719	1,176,248
Terex Corp. (A) (B)	32,421	1,089,346
Trinity Industries, Inc. (B)	26,405	1,197,467
Xerium Technologies, Inc. (A)	104,060	1,206,055
Marine - 0.7%
Matson, Inc.	39,825	1,044,610
Navios Maritime Holdings, Inc.	154,537	1,100,303
Media - 2.5%
CTC Media, Inc.	100,426	1,055,477
Digital Generation, Inc. (A) (B)	93,074	1,203,447
Entravision Communications Corp - Class A (B)	210,617	1,242,640
Harte-Hanks, Inc. (B)	113,125	998,894
Meredith Corp.	23,148	1,102,308
Scholastic Corp. (B)	36,775	1,053,604
Valassis Communications, Inc. (B)	40,376	1,166,059
Metals & Mining - 1.8%
Commercial Metals Co. (B)	69,699	1,181,398
Materion Corp.	34,862	1,117,676
Olympic Steel, Inc. (B)	39,921	1,109,005
Steel Dynamics, Inc. (B)	71,665	1,197,522
U.S. Steel Corp. (B)	54,113	1,114,187

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.7%
Avista Corp. (B)	41,375	$ 1,092,300
Vectren Corp.	30,066	1,002,701
Multiline Retail - 0.7%
Big Lots, Inc. (A) (B)	32,128	1,191,628
Fred’s, Inc. - Class A (B)	64,550	1,010,207
Office Electronics - 0.3%
Zebra Technologies Corp. - Class A (A)	22,150	1,008,490
Oil, Gas & Consumable Fuels - 5.1%
Alon USA Energy, Inc. (B)	92,448	943,894
Alpha Natural Resources, Inc. (A) (B)	174,910	1,042,464
Arch Coal, Inc. (B)	233,945	961,514
Comstock Resources, Inc. (B)	73,155	1,163,896
CVR Energy, Inc. (B)	25,320	975,326
EPL Oil & Gas, Inc. (A)	29,655	1,100,497
Gran Tierra Energy, Inc. (A)	155,855	1,105,012
Green Plains Renewable Energy, Inc. (B)	64,511	1,035,402
Knightsbridge Tankers, Ltd.	121,505	1,235,706
Renewable Energy Group, Inc. (A)	71,950	1,090,042
REX American Resources Corp. - Class A (A) (B)	35,520	1,091,885
Ship Finance International, Ltd. (B)	67,970	1,037,902
StealthGas, Inc. (A)	126,728	1,158,294
Stone Energy Corp. (A)	34,480	1,118,186
Western Refining, Inc. (B)	37,965	1,140,469
Paper & Forest Products - 0.7%
Domtar Corp. (B)	14,073	1,117,678
Schweitzer Mauduit International, Inc. (B)	19,876	1,203,094
Personal Products - 0.7%
Medifast, Inc. (A) (B)	43,675	1,174,421
USANA Health Sciences, Inc. (A) (B)	12,864	1,116,466
Professional Services - 2.1%
Barrett Business Services, Inc.	16,585	1,116,336
FTI Consulting, Inc. (A) (B)	29,516	1,115,705
ICF International, Inc. (A)	32,687	1,157,447
Insperity, Inc.	29,831	1,121,646
Kelly Services, Inc. - Class A (B)	54,238	1,056,014
Navigant Consulting, Inc. (A)	69,662	1,076,974
Real Estate Investment Trusts - 5.8%
ARMOUR Residential REIT, Inc.	263,755	1,107,771
Brandywine Realty Trust (B)	79,746	1,051,052
CBL & Associates Properties, Inc. (B)	54,680	1,044,388
Cedar Realty Trust, Inc. (B)	220,492	1,142,148
Corporate Office Properties Trust (B)	47,737	1,102,725
DuPont Fabros Technology, Inc. (B)	42,429	1,093,395
EPR Properties (B)	21,130	1,029,876
Franklin Street Properties Corp.	89,571	1,141,134
Inland Real Estate Corp. (B)	106,489	1,089,382
Investors Real Estate Trust	123,407	1,018,108
Kite Realty Group Trust (B)	186,345	1,105,026
Mack-Cali Realty Corp. (B)	52,103	1,143,140
Omega Healthcare Investors, Inc.	37,725	1,126,846
Piedmont Office Realty Trust, Inc. - Class A	59,485	1,032,660
Ramco-Gershenson Properties Trust (B)	69,275	1,067,528
Resource Capital Corp. (B)	172,787	1,026,355
Winthrop Realty Trust	90,985	1,014,483
Road & Rail - 1.8%
Arkansas Best Corp. (B)	45,400	1,165,418
Con-way, Inc.	26,030	1,121,633
Knight Transportation, Inc. (B)	64,930	1,072,644
Marten Transport, Ltd.	65,408	1,121,747
Werner Enterprises, Inc. (B)	46,995	1,096,393

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.7%
Cabot Microelectronics Corp. - Class A (A) (B)	28,484	$ 1,097,204
ChipMOS TECHNOLOGIES Bermuda Ltd. (B)	61,918	1,113,285
First Solar, Inc. (A) (B)	28,370	1,140,758
PMC-Sierra, Inc. (A)	166,750	1,103,885
Silicon Image, Inc. (A)	203,962	1,089,157
Software - 1.0%
MICROS Systems, Inc. (A) (B)	21,733	1,085,346
NET 1 UEPS Technologies, Inc. (A)	92,915	1,115,909
Rovi Corp. (A) (B)	58,172	1,115,157
Specialty Retail - 3.8%
ANN, Inc. (A) (B)	30,075	1,089,317
BEBE stores, Inc. (B)	185,985	1,132,649
Big 5 Sporting Goods Corp. (B)	59,631	958,866
Brown Shoe Co., Inc. (B)	46,505	1,091,472
Children’s Place Retail Stores, Inc. (A) (B)	19,685	1,138,974
Christopher & Banks Corp. (A)	156,970	1,131,754
Guess?, Inc. (B)	33,466	998,960
hhgregg, Inc. (A) (B)	60,688	1,086,922
Kirkland’s, Inc. (A)	61,835	1,140,237
Mens Wearhouse, Inc.	30,354	1,033,554
Office Depot, Inc. (A) (B)	257,935	1,245,826
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	18,045	1,086,850
Thrifts & Mortgage Finance - 0.7%
Brookline Bancorp, Inc.	117,475	1,105,440
Home Loan Servicing Solutions, Ltd.	43,565	958,865
Trading Companies & Distributors - 0.4%
Aceto Corp.	73,935	1,154,865
Transportation Infrastructure - 0.4%
Aegean Marine Petroleum Network, Inc.	105,097	1,246,450

Total Common Stocks (cost $290,386,510)		311,524,997

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	81,489,269	81,489,269

Total Securities Lending Collateral (cost $81,489,269)		81,489,269

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $6,899,723 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, and with a value of $7,040,436.	$ 6,899,721	6,899,721

Total Repurchase Agreement (cost $6,899,721)		6,899,721

Total Investment Securities (cost $378,775,500) (D)		399,913,987
Other Assets and Liabilities - Net		(82,750,375)

Net Assets		$ 317,163,612

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $79,306,740. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $378,775,500. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $27,777,446 and $6,638,959, respectively. Net unrealized appreciation for tax purposes is $21,138,487.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$311,524,997	$—	$—	$311,524,997
Securities Lending Collateral	81,489,269	—	—	81,489,269
Repurchase Agreement	—	6,899,721	—	6,899,721

Total Investment Securities	$393,014,266	$6,899,721	$—	$399,913,987

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(81,489,269)	$—	$—	$(81,489,269)

Total Other Liabilities	$(81,489,269)	$—	$—	$(81,489,269)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 94.8%
Aerospace & Defense - 1.7%
Triumph Group, Inc.	16,820	$ 1,181,100
Air Freight & Logistics - 1.0%
Hub Group, Inc. - Class A (A) (B)	18,820	738,309
Commercial Banks - 10.0%
Bank of the Ozarks, Inc. (B)	27,933	1,340,505
Home Bancshares, Inc. (B)	23,440	711,873
Iberiabank Corp. (B)	18,770	973,600
PrivateBancorp, Inc. - Class A (B)	84,486	1,808,001
Signature Bank (A) (B)	7,970	729,414
SVB Financial Group (A)	8,720	753,146
Texas Capital Bancshares, Inc. (A)	17,730	815,048
Commercial Services & Supplies - 2.7%
Healthcare Services Group, Inc. (B)	75,820	1,953,123
Communications Equipment - 2.0%
Aruba Networks, Inc. (A) (B)	44,050	732,992
Procera Networks, Inc. (A) (B)	47,102	729,610
Diversified Financial Services - 1.7%
MarketAxess Holdings, Inc.	20,610	1,237,424
Electrical Equipment - 2.5%
EnerSys, Inc. (B)	29,744	1,803,379
Electronic Equipment & Instruments - 1.3%
InvenSense, Inc. - Class A (A) (B)	52,540	925,755
Energy Equipment & Services - 1.2%
Pacific Drilling SA (A) (B)	78,979	875,087
Food Products - 2.7%
Annie’s, Inc. (A) (B)	14,910	732,081
TreeHouse Foods, Inc. (A)	17,588	1,175,406
Health Care Equipment & Supplies - 2.3%
Cantel Medical Corp. (B)	28,491	907,438
Neogen Corp. (A)	11,782	715,403
Health Care Providers & Services - 3.7%
Air Methods Corp. (B)	28,360	1,208,136
Centene Corp. (A)	22,700	1,451,892
Health Care Technology - 4.1%
athenahealth, Inc. (A) (B)	7,250	787,060
HMS Holdings Corp. (A) (B)	38,789	834,351
Medidata Solutions, Inc. (A)	13,430	1,328,630
Hotels, Restaurants & Leisure - 4.2%
Krispy Kreme Doughnuts, Inc. (A) (B)	53,730	1,039,138
Red Robin Gourmet Burgers, Inc. (A)	14,458	1,027,964
Sonic Corp. (A)	52,170	926,017
Insurance - 1.6%
Hilltop Holdings, Inc. (A) (B)	60,260	1,114,810
Internet Software & Services - 4.6%
Active Network, Inc. (A) (B)	31,626	452,568
Envestnet, Inc. (A) (B)	25,610	793,910
OpenTable, Inc. (A) (B)	10,920	764,181
SPS Commerce, Inc. (A) (B)	18,990	1,270,811
IT Services - 3.3%
MAXIMUS, Inc. - Class A	52,690	2,373,158
Life Sciences Tools & Services - 3.2%
ICON PLC (A)	29,730	1,216,849
PAREXEL International Corp. (A) (B)	20,730	1,041,268
Machinery - 1.5%
Chart Industries, Inc. (A) (B)	8,720	1,072,909
Oil, Gas & Consumable Fuels - 5.8%
Approach Resources, Inc. (A) (B)	57,730	1,517,145
Gulfport Energy Corp. (A) (B)	30,944	1,990,937
PDC Energy, Inc. (A)	10,647	633,922

	Shares	Value
Personal Products - 2.8%
Inter Parfums, Inc.	26,720	$ 801,333
Prestige Brands Holdings, Inc. (A)	40,130	1,208,715
Pharmaceuticals - 2.0%
Akorn, Inc. - Class A (A) (B)	74,050	1,457,304
Professional Services - 2.8%
Advisory Board Co. (A) (B)	33,070	1,967,004
Semiconductors & Semiconductor Equipment - 3.7%
Applied Micro Circuits Corp. (A) (B)	90,074	1,161,955
Ceva, Inc. (A)	38,580	665,505
Inphi Corp. (A) (B)	60,130	807,546
Software - 6.2%
AVG Technologies NV (A) (B)	44,667	1,069,328
Imperva, Inc. (A) (B)	18,750	787,875
QLIK Technologies, Inc. (A) (B)	33,460	1,145,670
Synchronoss Technologies, Inc. (A)	37,758	1,437,070
Specialty Retail - 9.5%
Asbury Automotive Group, Inc. (A) (B)	33,380	1,775,816
Express, Inc. (A)	73,757	1,739,927
Group 1 Automotive, Inc. (B)	29,100	2,260,488
Pier 1 Imports, Inc. (B)	51,590	1,007,037
Textiles, Apparel & Luxury Goods - 3.9%
Deckers Outdoor Corp. (A) (B)	17,107	1,127,694
Steven Madden, Ltd. - Class B (A) (B)	31,351	1,687,624
Trading Companies & Distributors - 2.0%
Beacon Roofing Supply, Inc. (A) (B)	39,580	1,459,315
Transportation Infrastructure - 0.8%
WESCO Aircraft Holdings, Inc. (A) (B)	25,710	538,110

Total Common Stocks (cost $52,727,452)		67,789,666

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (C)	18,337,373	18,337,373

Total Securities Lending Collateral (cost $18,337,373)		18,337,373

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2013, to be repurchased at $2,590,593 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, and with a value of $2,643,300.	$ 2,590,592	2,590,592

Total Repurchase Agreement (cost $2,590,592)		2,590,592

Total Investment Securities (cost $73,655,417) (D)		88,717,631
Other Assets and Liabilities - Net		(17,151,408)

Net Assets		$ 71,566,223

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $17,910,795. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $73,655,417. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $15,404,008 and $341,794, respectively. Net unrealized appreciation for tax purposes is $15,062,214.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$67,789,666	$—	$—	$67,789,666
Securities Lending Collateral	18,337,373	—	—	18,337,373
Repurchase Agreement	—	2,590,592	—	2,590,592

Total Investment Securities	$86,127,039	$2,590,592	$—	$88,717,631

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$(18,337,373)	$—	$—	$(18,337,373)

Total Other Liabilities	$(18,337,373)	$—	$—	$(18,337,373)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Belgium - 0.5%
Anheuser-Busch InBev NV	30,785	$ 3,064,423
Brazil - 2.8%
Embraer SA - ADR	180,600	5,864,082
Itau Unibanco Holding SA - ADR	436,075	6,157,379
Natura Cosmeticos SA	216,564	4,836,853
Canada - 1.9%
Canadian National Railway Co.	65,969	6,684,321
Teck Resources, Ltd. - Class B (A)	169,400	4,552,198
China - 2.3%
Baidu, Inc. - ADR (B)	91,228	14,156,761
Denmark - 2.4%
Novo Nordisk A/S - Class B	84,933	14,419,707
Finland - 0.5%
Kone OYJ - Class B	36,500	3,256,548
France - 8.1%
Air Liquide SA - Class A	92,703	12,911,299
Cie Generale des Etablissements Michelin - Class B	72,399	8,028,553
LVMH Moet Hennessy Louis Vuitton SA	84,143	16,574,070
Publicis Groupe SA	144,354	11,486,921
Germany - 7.0%
Adidas AG	110,054	11,937,728
Deutsche Bank AG	239,646	11,003,525
Fresenius Medical Care AG & Co., KGaA	170,293	11,079,020
SAP AG	114,296	8,453,370
Hong Kong - 10.7%
AIA Group, Ltd.	2,603,536	12,235,703
China Mobile, Ltd.	871,097	9,743,249
CNOOC, Ltd.	2,678,185	5,448,982
Hong Kong Exchanges and Clearing, Ltd. (A)	613,021	9,832,490
HSBC Holdings PLC	1,055,473	11,478,893
Industrial & Commercial Bank of China, Ltd. - Class H	16,840,593	11,746,878
Sinopharm Group Co., Ltd. - Class H (A)	1,937,130	4,860,371
Italy - 1.3%
Intesa Sanpaolo SpA	1,566,337	3,231,505
Saipem SpA	214,565	4,661,806
Japan - 16.1%
Bridgestone Corp. (A)	251,479	9,146,319
FANUC Corp.	45,724	7,540,425
Japan Exchange Group, Inc. (A)	95,915	2,120,386
KDDI Corp. (A)	65,132	3,339,593
Komatsu, Ltd. (A)	463,431	11,499,142
Kubota Corp.	448,025	6,458,634
Mitsubishi UFJ Financial Group, Inc.	3,085,529	19,681,842
Softbank Corp.	134,552	9,294,553
Sumitomo Mitsui Trust Holdings, Inc. (A)	2,327,560	11,484,476
Toyota Motor Corp.	272,561	17,386,006
Korea, Republic of - 1.6%
Samsung Electronics Co., Ltd.	7,733	9,836,473
Mexico - 1.0%
Wal-Mart de Mexico SAB de CV - Series V	2,351,685	6,155,218
Netherlands - 3.2%
ASML Holding NV	135,631	13,394,658
ING Groep NV (B)	561,008	6,338,074

	Shares	Value
Spain - 1.2%
Amadeus IT Holding SA - Class A (A)	109,998	$ 3,898,844
Banco Bilbao Vizcaya Argentaria SA	294,055	3,285,931
Sweden - 1.8%
Hennes & Mauritz AB - Class B	254,262	11,042,141
Switzerland - 8.6%
Julius Baer Group, Ltd. (B)	156,654	7,310,000
Nestle SA	121,854	8,522,437
Novartis AG	172,671	13,269,900
Roche Holding AG	52,199	14,077,886
Syngenta AG	22,698	9,271,456
United Kingdom - 16.6%
ARM Holdings PLC	248,279	3,963,120
British American Tobacco PLC	193,756	10,277,456
Burberry Group PLC	273,763	7,241,809
Carnival PLC - Class A (A)	224,878	7,623,316
Kingfisher PLC	1,955,959	12,219,539
Pearson PLC	300,478	6,114,603
Reckitt Benckiser Group PLC	167,969	12,291,018
Rolls-Royce Holdings PLC (B)	542,640	9,768,702
SABMiller PLC	158,626	8,072,501
Standard Chartered PLC	472,768	11,335,050
Tullow Oil PLC	256,043	4,244,565
WPP PLC - Class A	389,030	7,998,473
United States - 11.3%
Accenture PLC - Class A	93,609	6,893,367
Liberty Global PLC (B)	101,600	8,061,960
Lululemon Athletica, Inc. (A) (B)	128,189	9,369,334
MercadoLibre, Inc. (A)	35,700	4,816,287
Potash Corp. of Saskatchewan, Inc. (A)	205,000	6,412,400
Schlumberger, Ltd.	131,560	11,624,642
SINA Corp. (A) (B)	52,300	4,245,191
Yandex NV - Class A (B)	174,949	6,371,642
Yum! Brands, Inc.	150,251	10,726,419

Total Common Stocks (cost $453,785,342)		601,732,423

RIGHT - 0.0% (C)
Spain - 0.0% (C)
Banco Bilbao Vizcaya Argentaria SA (B)	294,055	40,179

Total Right (cost $39,407)		40,179

SECURITIES LENDING COLLATERAL - 9.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (D)	55,844,500	55,844,500

Total Securities Lending Collateral (cost $55,844,500)		55,844,500

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2013, to be repurchased at $5,248,996 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, and with a value of $5,356,308.	$ 5,248,995	5,248,995

Total Repurchase Agreement (cost $5,248,995)		5,248,995

Total Investment Securities (cost $514,918,244) (E)		662,866,097
Other Assets and Liabilities - Net		(54,508,294)

Net Assets		$ 608,357,803

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	SSB	12,045,100	10/29/2013	$15,900,495	$396,004
EUR	SSB	(39,528,100)	10/29/2013	(51,464,400)	(2,015,411)
EUR	SSB	18,681,000	10/29/2013	24,097,929	1,176,656
EUR	SSB	(18,571,800)	10/29/2013	(24,714,516)	(412,327)
GBP	SSB	(13,511,000)	02/18/2014	(20,930,052)	(921,104)
JPY	SSB	(6,153,994,800)	01/06/2014	(62,059,385)	(593,442)
JPY	SSB	1,289,282,400	01/06/2014	12,887,592	238,384

					$(2,131,240)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	11.8%	$78,442,133
Textiles, Apparel & Luxury Goods	6.8	45,122,941
Pharmaceuticals	6.3	41,767,493
Media	5.1	33,661,957
Internet Software & Services	4.5	29,589,881
Machinery	4.3	28,754,749
Chemicals	4.3	28,595,155
Semiconductors & Semiconductor Equipment	4.1	27,194,251
Specialty Retail	3.5	23,261,680
Wireless Telecommunication Services	3.4	22,377,395
Hotels, Restaurants & Leisure	2.8	18,349,735
Capital Markets	2.8	18,313,525
Diversified Financial Services	2.8	18,290,950
Automobiles	2.6	17,386,006
Auto Components	2.6	17,174,872
Energy Equipment & Services	2.5	16,286,448
Health Care Providers & Services	2.4	15,939,391
Aerospace & Defense	2.4	15,632,784
Household Products	1.8	12,291,018
Insurance	1.8	12,235,703
Beverages	1.7	11,136,924
IT Services	1.6	10,792,211
Tobacco	1.5	10,277,456
Oil, Gas & Consumable Fuels	1.5	9,693,547
Food Products	1.3	8,522,437
Software	1.3	8,453,370
Road & Rail	1.0	6,684,321
Food & Staples Retailing	0.9	6,155,218
Personal Products	0.7	4,836,853
Metals & Mining	0.7	4,552,198

Investment Securities, at Value	90.8	601,772,602
Short-Term Investments	9.2	61,093,495

Total Investments	100.0%	$662,866,097

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $53,591,259. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at September 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $514,918,244. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $156,938,630 and $8,990,777, respectively. Net unrealized appreciation for tax purposes is $147,947,853.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

DEFINITIONS:

ADR	American Depositary Receipt
SSB	State Street Bank & Trust Co.

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
Common Stocks	$116,928,054	$484,804,369	$—	$601,732,423
Right	—	40,179	—	40,179
Securities Lending Collateral	55,844,500	—	—	55,844,500
Repurchase Agreement	—	5,248,995	—	5,248,995

Total Investment Securities	$172,772,554	$490,093,543	$—	$662,866,097

Derivative Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$1,811,044	$—	$1,811,044

Total Derivative Financial Instruments	$—	$1,811,044	$—	$1,811,044

Other Assets (H)
Foreign Currency	$385,611	$—	$—	$385,611

Total Other Assets	$385,611	$—	$—	$385,611

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$(3,942,284)	$—	$(3,942,284)

Total Derivative Financial Instruments	$—	$(3,942,284)	$—	$(3,942,284)

Other Liabilities (H)
Collateral for Securities on Loan	$(55,844,500)	$—	$—	$(55,844,500)

Total Other Liabilities	$(55,844,500)	$—	$—	$(55,844,500)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2013 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Partners Portfolios (each a “Portfolio” and collectively, the “Portfolios”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The following is a summary of significant accounting policies followed by the Portfolios.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of September 30, 2013. No individual portfolio has a significant holding in the Navigator.

The value of loaned securities and related collateral outstanding at September 30, 2013 are shown in the Schedules of Investments.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at September 30, 2013 are listed in the Schedules of Investments.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of the Transamerica Money Market Portfolio (Money Market), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at September 30, 2013 are listed in the Schedules of Investments.

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Portfolios purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Portfolio writes a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a

Transamerica Partners Portfolios	September 30, 2013 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTE 1. (continued):

Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Foreign currency options: The Portfolios may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-capped options: A Portfolio purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

The underlying notional amounts of open option and swaption contracts at September 30, 2013 are listed in the Schedules of Investments.

Futures contracts: The Portfolios are subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contract. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at September 30, 2013 are listed in the Schedules of Investments.

Swap agreements: Swap agreements are privatley negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolios, with the exception of Money Market, may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swaps, which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if the interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolios with interest rate swap agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral.

The open OTC and centrally cleared swap agreements at September 30, 2013 are listed in the Schedules of Investments.

Short sales: A short sale is a transaction in which a Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations.

Transamerica Partners Portfolios	September 30, 2013 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTE 1. (continued):

Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

Open short sale transactions at September 30, 2013 are included in the Schedules of Investments.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”), or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers, and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at September 30, 2013.

Structured notes: Certain Portfolios invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investing in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedules of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

When-Issued, forward delivery securities and Delayed Delivery Settlements: The Portfolios may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed Delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolios will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value of the commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed delivery basis, the Portfolios do not participate in future gains and losses on the security.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at September 30, 2013 are listed in the Schedules of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Transamerica Partners Portfolios	September 30, 2013 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTE 1. (continued):

The restricted and illiquid securities at September 30, 2013 are listed in the Schedules of Investments.

Real estate investment trust (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolios’ Board of Trustees has delegated the responsibility for valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs may vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Transamerica Partners Portfolios	September 30, 2013 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

NOTE 2. (continued):

Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations are generally categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolios’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, option, and swaption contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swaps and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolios’ investments at September 30, 2013, are disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments.

Transamerica Partners Portfolios	September 30, 2013 Form N-Q

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Portfolios
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date:	November 27, 2013

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer
Date:	November 27, 2013